                      ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                        PROSPECTUS
                                        May 1, 2003

                                        AIG ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

                                         ElitePlus(R) Bonus variable annuity
                                            contracts are not insured by the
                                          FDIC, The Federal Reserve Board or
                                          any similar agency. They are not a
                                         deposit or other obligation of, nor
                                         are they guaranteed or endorsed by,
                                         any bank or depository institution.
                                         An investment in a variable annuity
                                           contract is subject to investment
                                           risks, including possible loss of
                                                         principal invested.

                     ASSOCIATED LIFESTAGE VARIABLE ANNUITY

                                        PROSPECTUS
                                   May 1, 2003

                                        AIG ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

              Associated LifeStage variable annuity contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency.
                  They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity contract is subject to
             investment risks, including possible loss of principal invested.

                      (This page intentionally left blank)

AIG ANNUITY INSURANCE COMPANY
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
A.G. SEPARATE ACCOUNT A
                                                                     May 1, 2003

PROSPECTUS

AIG Annuity Insurance Company (the "Company") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and/or variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis; however, no new contracts are being issued since this product is no longer offered for sale.

The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of up to 25 Variable Account Options described in this prospectus.

                            VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund -- Series I                VALIC Company I (VC I)
AIM V.I. Diversified Income Fund -- Series I
Janus Aspen Growth Portfolio -- Service Shares                Government Securities
                                                              Fund
Janus Aspen International Growth Portfolio -- Service Shares  Growth & Income Fund
MFS VIT Capital Opportunities Series                          International Equities
                                                              Fund
PIMCO Advisors VIT OpCap Managed Portfolio *                  Money Market I Fund
Oppenheimer Capital Appreciation Fund/VA                      Opportunities Fund
Oppenheimer High Income Fund/VA                               Science & Technology
                                                              Fund
Oppenheimer Main Street Growth & Income Fund/VA               Stock Index Fund
Oppenheimer Main Street Small Cap Fund/VA
Putnam VT Global Equity Fund -- Class IB Shares *             VALIC Company II (VC II)
Putnam VT Discovery Growth Fund -- Class IB Shares *
Templeton Developing Markets Securities Fund -- Class 2       High Yield Bond Fund
Templeton Foreign Securities Fund -- Class 2                  Mid Cap Value Fund
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares    Strategic Bond Fund

------------

* Effective March 14, 2003, the OCCAT Managed Portfolio changed its name to PIMCO Advisors VIT OpCap Managed Portfolio. Putnam VT Global Equity Fund was formerly known as Putnam VT Global Growth Fund. Effective April 30, 2003, Putnam VT Voyager Fund II changed its name to Putnam VT Discovery Growth Fund.

The Contract provides for a 1% Bonus to be applied to eligible Purchase Payments. Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

A Statement of Additional Information, dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This Statement of Additional Information contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.

THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                               TABLE OF CONTENTS

                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     3

FEE TABLES.........................................     4

EXAMPLES...........................................     5

SUMMARY............................................     6
    Fixed and Variable Options.....................     6
    Death Benefit Options..........................     7
    Transfers......................................     7
    Fees and Charges...............................     8
    Payout Options.................................     8
    Communications to the Company..................     9
    Federal Tax Information........................     9
    Purchase Requirements..........................     9

GENERAL INFORMATION................................     9
    About the Contract.............................     9
    About the Company..............................     9
    About A.G. Separate Account A..................    10
    About the Fixed Account........................    10
    Units of Interest..............................    10
    Distribution of the Contracts..................    11

VARIABLE ACCOUNT OPTIONS...........................    11

PURCHASE PERIOD....................................    12
    Purchase Payments..............................    12
    Right to Return................................    12
    1% Bonus.......................................    12
    Purchase Units.................................    13
    Calculation of Purchase Unit Value.............    13
    Choosing Investment Options....................    13
         Fixed Account Options.....................    14
           Non-MVA Fixed Account Options...........    14
           MVA Option..............................    14
         Variable Account Options..................    14
    Stopping Purchase Payments.....................    15

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    15
    During the Purchase Period.....................    15
    During the Payout Period.......................    15
    Communicating Transfer or Reallocation
      Instructions.................................    16
    Sweep Account Program..........................    16
    Effective Date of Transfer.....................    16
    Reservation of Rights and Market Timing........    16
    Dollar Cost Averaging Program..................    17
    Portfolio Rebalancing Program..................    17

FEES AND CHARGES...................................    18
    Account Maintenance Fee........................    18
    Surrender Charge...............................    18
         Amount of Surrender Charge................    18
         10% Free Withdrawal.......................    18
         Exceptions to Surrender Charge............    18
    Market Value Adjustment........................    19
    Premium Tax Charge.............................    19
    Separate Account Charges.......................    19
    Optional Separate Account Charges..............    20
      Optional Death Benefit Charge................    20
    Fund Annual Expense Charges....................    20
    Other Tax Charges..............................    20

                                                     PAGE
                                                     ----

PAYOUT PERIOD......................................    20
    Fixed Payout...................................    20
    Variable Payout................................    20
    Combination Fixed and Variable Payout..........    21
    Payout Date....................................    21
    Payout Options.................................    21
    Payout Information.............................    21

SURRENDER OF ACCOUNT VALUE.........................    22
    When Surrenders are Allowed....................    22
    Amount That May Be Surrendered.................    22
    Surrender Restrictions.........................    22
    Partial Surrender..............................    22
    Systematic Withdrawal Program..................    22
    Distributions Required By Federal Tax Law......    23

DEATH BENEFITS.....................................    23
    Beneficiary Information........................    23
    Proof of Death.................................    23
    Special Information for Non-Tax Qualified
      Contracts....................................    23
    Joint Owner Spousal Election Information.......    23
    During the Purchase Period.....................    24
      Standard Death Benefit.......................    24
      Enhanced Death Benefit.......................    24
      Annual Step-Up Death Benefit.................    24
    During the Payout Period.......................    25

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    25

OTHER CONTRACT FEATURES............................    25
    Change of Beneficiary..........................    25
    Cancellation -- The 10 Day "Free Look".........    25
    We Reserve Certain Rights......................    25
    Deferring Payments.............................    26

VOTING RIGHTS......................................    26
    Who May Give Voting Instructions...............    26
    Determination of Fund Shares Attributable to
      Your Account.................................    26
         During Purchase Period....................    26
         During Payout Period or After a Death
           Benefit Has Been Paid...................    26
    How Fund Shares Are Voted......................    26

FEDERAL TAX MATTERS................................    27
    Types of Plans.................................    27
    Tax Consequences in General....................    27
    Effect of Tax-Deferred Accumulations...........    28
    The Power of Tax-Deferred Growth...............    28

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX I -- SELECTED PURCHASE UNIT DATA

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, us, our, and Company mean AIG Annuity Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:

DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value..............        19
A.G. Separate Account A....        31
Annuitant..................        27
Annuity Service Center.....        19
Assumed Investment Rate....        24
Beneficiary................        27
Bonus......................      12, 16
Contract Anniversary.......      12, 22
Contract Owner.............        31
Divisions..................        29
Fixed Account Options......        18
Mutual Fund or Fund........        14
MVA Band...................      13, 19
MVA Term...................      12, 19
Payout Payments............        24
Payout Period..............        19
Payout Unit................        24
Purchase Payments..........        11
Purchase Period............        19
Purchase Unit..............        17
Variable Account Options...        15
Variable Payout............        24

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about the Company, the Contract, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in A.G. Separate Account A are offered. The Contract will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of the Contract except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of the Contract. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Surrender Charge
(As a percentage of the Purchase Payment withdrawn).........  5.00%

Surrender Charge Schedule (As a percentage of the Purchase Payment withdrawn and based on the length of time from when each Purchase Payment was received)

Years        1         2         3         4         5         6         7        8+
-------------------------------------------------------------------------------------
            5%        5%        5%        4%        3%        2%        1%        0%

Transfer Fee................................................  $25

(Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee in the future, which will not exceed the lesser of $25 or 2% of the amount transferred. See "Transfers Between Investment Options" in this prospectus.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

ACCOUNT MAINTENANCE FEE.....................................  $30

(During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See "Fees and Charges" in this prospectus.)

SEPARATE ACCOUNT ANNUAL CHARGES
(deducted daily as a percentage of your average Account Value)

     Mortality and Expense Risk Fee.........................  1.25%
     Administration Fee.....................................  0.15%
     Optional Enhanced Death Benefit Charge.................  0.05%
     Optional Annual Step-Up Death Benefit Charge...........  0.10%
                                                              ----
          TOTAL SEPARATE ACCOUNT ANNUAL CHARGES.............  1.55%
                                                              ====

Please note that a Contract Owner may only choose one of the two optional death benefits. If the more expensive of the two options were chosen, the maximum total separate account annual charges would be 1.50%. If a Contract Owner did not choose any optional features, then the maximum total separate account annual charges would be 1.40%.

THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE MUTUAL FUNDS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS.

----------------------------------------------------------------------------------------------------
TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                        MINIMUM             MAXIMUM
----------------------------------------------------------------------------------------------------
 (Expenses that are deducted from the assets of a Mutual
 Fund, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                          0.37%               1.88%
----------------------------------------------------------------------------------------------------

EXAMPLES
--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.

These Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option (1.88%), and that you have chosen the Optional Annual Step-Up Death Benefit (0.10%). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

----------------------------------------------------------------------------------------------------------------------------------
1 YEAR                           3 YEARS                          5 YEARS                          10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 $846                            $1,528                           $2,079                           $3,719
----------------------------------------------------------------------------------------------------------------------------------

(2) If you do not surrender your Contract:

----------------------------------------------------------------------------------------------------------------------------------
1 YEAR                           3 YEARS                          5 YEARS                          10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 $346                            $1,055                           $1,787                           $3,719
----------------------------------------------------------------------------------------------------------------------------------

Note: This example should not be considered representative of past or future expenses for A.G. Separate Account A or for the Mutual Funds. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY
--------------------------------------------------------------------------------

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice from among 25 Variable Account Options. The Contract also offers four Fixed Account Options, two of which, the DCA One Year Guarantee Period Option and the DCA Six Month Guarantee Period Option, are available only for dollar cost averaging. See the "Dollar Cost Averaging Program" section of this prospectus.

--------------------------------------------------------------------------------

                      FIXED ACCOUNT
                      OPTIONS
---------------------------------------------------------------------------------------------------------------------------
FIXED                 One Year Guarantee          Guaranteed current interest income
OPTIONS               Period
                      ("One Year Fixed
                      Account")
                      -----------------------------------------------------------------------------------------------------
                      DCA One Year Guarantee      Guaranteed current interest income
                      Period ("DCA One Year
                      Fixed Account")
                      -----------------------------------------------------------------------------------------------------
                      DCA Six Month               Guaranteed current interest income
                      Guarantee Period ("DCA
                      Six Month
                      Fixed Account")
                      -----------------------------------------------------------------------------------------------------
                      Market Value                Multi-year guaranteed interest income
                      Adjustment Guarantee        (May not be available in all states)
                      Period ("MVA Option")*
---------------------------------------------------------------------------------------------------------------------------
                      VARIABLE ACCOUNT            INVESTMENT OBJECTIVE**                             ADVISER
                      OPTIONS
---------------------------------------------------------------------------------------------------------------------------
EQUITY                AIM V.I. Capital            Growth of capital.                                 A I M Advisors, Inc.
FUNDS                 Appreciation Fund
                      Series I(1)
                      -----------------------------------------------------------------------------------------------------
                      Janus Aspen Growth          Seeks long-term growth of capital in a manner      Janus Capital
                      Portfolio -- Service        consistent with the preservation of capital.       Management, LLC
                      Shares(2)
                      -----------------------------------------------------------------------------------------------------
                      Janus Aspen                 Seeks long-term growth of capital.                 Janus Capital
                      International Growth                                                           Management, LLC
                      Portfolio -- Service
                      Shares(2)
                      -----------------------------------------------------------------------------------------------------
                      MFS(R) VIT Capital          Seeks capital appreciation.                        Massachusetts
                      Opportunities                                                                  Financial Services
                      Series(3)                                                                      Company
                      -----------------------------------------------------------------------------------------------------
                      Growth & Income             Seeks to provide long-term growth of capital       VALIC
                      Fund(4)                     and, secondarily, current income through
                                                  investment in common stocks and
                                                  equity-related securities.
                      -----------------------------------------------------------------------------------------------------
                      International Equities      Seeks to provide long-term growth of capital       VALIC
                      Fund(4)                     through investments primarily in a
                                                  diversified portfolio of equity and equity
                                                  related securities of foreign issuers that,
                                                  as a group, are expected to provide
                                                  investment results closely corresponding to
                                                  the performance of the MSCI EAFE Index.
                      -----------------------------------------------------------------------------------------------------
                      Stock Index Fund(4)         Seeks long-term capital growth through             VALIC
                                                  investment in common stocks that, as a group,
                                                  are expected to provide investment results
                                                  closely corresponding to the performance of
                                                  the Standard & Poor's 500 Stock Index(R).
                      -----------------------------------------------------------------------------------------------------
                      Mid Cap Value Fund(5)       Seeks capital growth through investment in         VALIC
                                                  equity securities of medium capitalization
                                                  companies using a value-oriented investment
                                                  approach.
                      -----------------------------------------------------------------------------------------------------
                      Opportunities Fund(4)       Seeks capital appreciation through                 VALIC
                                                  investments in common stocks.
                      -----------------------------------------------------------------------------------------------------
                      Science & Technology        Seeks long-term capital appreciation through       VALIC
                      Fund(4)                     investment primarily in the common stocks of
                                                  companies that are expected to benefit from
                                                  the development, advancement and use of
                                                  science and technology.
                      -----------------------------------------------------------------------------------------------------
                      OpCap Managed               Growth of capital over time through                PIMCO
                      Portfolio(6)                investments in common stocks, bonds and cash
                                                  equivalents.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Capital         Seeks to achieve capital appreciation by           OppenheimerFunds, Inc.
                      Appreciation                investing in securities of well-known
                      Fund/VA(7)                  established companies.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Main            Seeks high total return (which includes            OppenheimerFunds, Inc.
                      Street Growth & Income      growth in the value of its shares as well as
                      Fund/VA(7)                  current income) from equity and debt related
                                                  securities.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Main            Seeks to provide capital appreciation              OppenheimerFunds, Inc.
                      Street Small Cap            primarily through investments in securities
                      Fund/VA(7)                  of small cap companies.
                      -----------------------------------------------------------------------------------------------------


--------------------------------------------------------------
FIXED
OPTIONS

                      -------------------------------------------------------------------------------

                      --------------------------------------------------------------------------------------------------------------
--------

                      -----------------------------------------------------------------------------------------------------   ------
-------------

---------------------------------------------------------------------------------------------------------------------------
                       SUB-ADVISER

---------------------------------------------------------------------------------------------------------------------------
EQUITY                 --
FUNDS

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       AIG SunAmerica
                       Asset Management
                       Corp.

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       AIG Global
                       Investment Corp.

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       AIG Global
                       Investment Corp.

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       Wellington
                       Management Company,
                       LLP

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       Putnam Investment
                       Management, LLC
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       T. Rowe Price
                       Associates, Inc.

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --

                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --

                      -----------------------------------------------------------------------------------------------------   ------
-------------

--------------------------------------------------------------------------------

                Putnam VT Global       Seeks capital appreciation.                    Putnam Investment      --
                Equity Fund -- Class                                                  Management, LLC
                IB Shares(8)
                ---------------------------------------------------------------------------------------------------------------
                Putnam VT Discovery    Seeks long-term growth of capital.             Putnam Investment      --
                Growth Fund -- Class                                                  Management, LLC
                IB Shares(8)
                ---------------------------------------------------------------------------------------------------------------
                Templeton Developing   Seeks long-term capital appreciation. The      Templeton Asset        --
                Markets Securities     Fund normally invests at least 80% of its      Management Ltd.
                Fund --                assets in emerging market investments.
                Class 2(9)
                ---------------------------------------------------------------------------------------------------------------
                Templeton Foreign      Long-term capital growth. The Fund normally    Templeton Investment   --
                Securities Fund --     invests in stocks of companies located         Counsel, LLC
                Class 2(9)             outside the United States, including emerging
                                       markets.
                ---------------------------------------------------------------------------------------------------------------
                Van Kampen LIT         Capital appreciation by investing in common    Van Kampen Asset       --
                Emerging Growth        stocks of emerging growth companies.           Management Inc.
                Portfolio -- Class I
                Shares(10)
-------------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS    AIM V.I. Diversified   Achieve a high level of current income.        A I M Advisors, Inc.   --
                Income Fund Series
                I(1)
                ---------------------------------------------------------------------------------------------------------------
                Government Securities  Seeks high current income and protection of    VALIC                  AIG Global
                Fund(4)                capital through investments in intermediate                           Investment Corp.
                                       and long-term U.S. Government debt
                                       securities.
                ---------------------------------------------------------------------------------------------------------------
                High Yield Bond        Seeks the highest possible total return and    VALIC                  AIG Global
                Fund(5)                income consistent with conservation of                                Investment Corp.
                                       capital through investment in a diversified
                                       portfolio of high yielding, high risk fixed-
                                       income securities.
                ---------------------------------------------------------------------------------------------------------------
                Strategic Bond         Seeks the highest possible total return and    VALIC                  AIG Global
                Fund(5)                income consistent with conservation of                                Investment Corp.
                                       capital through investment in a diversified
                                       portfolio of income producing securities.
                ---------------------------------------------------------------------------------------------------------------
                Oppenheimer High       Seeks to provide a high level of current       OppenheimerFunds,      --
                Income Fund/VA(7)      income from investment in high yield           Inc.
                                       fixed-income securities.
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET    Money Market I         Seeks liquidity, protection of capital and     VALIC                  AIG SunAmerica
FUND            Fund(4)                current income through investments in                                 Asset Management
                                       short-term money market securities.                                   Corp.
-------------------------------------------------------------------------------------------------------------------------------

 (1) A series of AIM Variable Insurance Funds.
 (2) A series of Janus Aspen Series -- Service Shares.
 (3) A series of MFS(R) Variable Insurance Trust.
 (4) A series of VALIC Company I.
 (5) A series of VALIC Company II.
 (6) A series of PIMCO Advisors Variable Insurance Trust.
 (7) A series of Oppenheimer Variable Account Funds.
 (8) A series of Putnam Variable Trust.
 (9) A series of Franklin Templeton Variable Insurance Products Trust.
(10) A series of Van Kampen Life Investment Trust.
 * See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for more information on how the MVA Option works.
 ** There can be no assurance that investment objectives will be achieved.

                            A detailed description of the investment            TRANSFERS
For more information on     objective of each Fund can also be found in each
PURCHASE PAYMENTS, refer    Fund's current prospectus.                          You may transfer money in your account among the
to the "Purchase Period"                                                        Contract's investment options free of charge. We
section of the prospectus.  DEATH BENEFIT OPTIONS                               reserve the right, however, to impose a fee
                                                                                which will not exceed the lesser of $25 or 2% of
                            At the time that your Contract is issued you may    the amount transferred for each transfer which
                            choose the Enhanced Death Benefit or the Annual     will be deducted from the amount transferred.
                            Step-Up Death Benefit, in place of the Standard     Transfers during the Purchase Period are
                            Death Benefit offered in the Contract. There        permitted as follows:
                            will be a charge for choosing the Enhanced Death
                            Benefit or the Annual Step-Up Death Benefit.        - You may transfer your Account Value among the
                            There is no charge for the Standard Death             Variable Account Options once each day;
                            Benefit. See the "Death Benefit" section and the
                            "Fees and Charges" section in this prospectus.

--------------------------------------------------------------------------------

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options once each day; and

- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option once each day, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund on January 1 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund back into the One Year Fixed Account Option until June 1 of such Contract Year.)

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option.

You cannot transfer amounts you have invested in the MVA Option to another investment option during an MVA Term without the application of a Market Value Adjustment. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.
Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.

OPTIONAL SEPARATE ACCOUNT CHARGES

If you choose one of the optional death benefits you will incur additional charges which we take from your Variable Account Options on a daily basis. More information on the Optional Separate Account Charges can be found in the "Fee Table" and the "Fees and Charges" sections in this prospectus.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to these management fees, each Fund incurs other operating expenses which may vary.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

MVA TERM -- a period of
time in which an amount of
Account Value is allocated to a
guarantee period in the MVA
Option. See the "MVA Option"
section in this prospectus.

CONTRACT ANNIVERSARY -- the date
that the Contract is issued
and each yearly anniversary
of that date thereafter.

More information on FEES
may be found in this
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

--------------------------------------------------------------------------------

COMMUNICATIONS TO THE
COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center address shown on the inside back cover of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this paragraph. See "Transfers Between Investment
Options -- Communicating Transfer or Reallocation Instructions" in this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for Non-Qualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.
At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus and on Purchase Payments, see the "Purchase Period" section in this prospectus.

From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). For more information on the MVA Band, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

RIGHT TO RETURN

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

  - Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

  - In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus for information on how the 1% Bonus is impacted by the Right to Return.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACT

The Contract was developed to help you save money for your retirement. It offers you a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see the "Purchase Period" and "Payout Period" sections in this prospectus.

You may choose, depending upon your retirement savings goals and your personal risk tolerances, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

ABOUT THE COMPANY

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is: AIG Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429, if sent by mail; and State Street Bank and Trust Company, Attention Lock Box A3W, 1776 Heritage Drive, North Quincy, MA 02171, if sent by overnight delivery. The Company primarily

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
Purchase Payment and
certain subsequent
Purchase Payments.

MVA BAND -- the name given
to a specific amount of
Account Value allocated to
the MVA Option for an
MVA Term. See the "MVA Option"
and "Market Value Adjustment"
sections in this prospectus.

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
sections of this prospectus and
of the Statement of Additional
Information.

All inquiries regarding
THE CONTRACT
may be directed to the
Annuity Service Center
at the address shown.

--------------------------------------------------------------------------------

distributes its annuity contracts through financial institutions, general agents, and specialty brokers.

On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), a Texas corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. On August 29, 2001, AGC was acquired by the American International Group, Inc. ("AIG"), a Delaware corporation. As a result, the Company is now an indirect, wholly-owned subsidiary of AIG. AIG is the leading US-based international insurance and financial services organization and the largest underwriter of commercial and industrial insurance in the United States. Its member companies write a wide range of commercial, personal and life insurance products through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. Subsequently, on March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Twenty-five Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.

On December 23, 1999, the Mutual Funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by Growth & Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by Money Market I Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Emerging Growth Portfolio.

The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 ("1933 Act").

A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG has no legal obligation to back those commitments. When we discuss performance information in this prospectus, we mean the performance of an A.G. Separate Account A Division.

ABOUT THE FIXED ACCOUNT

When you direct money to the Contract's Fixed Account Options, it will be become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period -- Choosing Investment Options" section in this prospectus.

With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for additional information.

UNITS OF INTEREST

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interest issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in A.G.
Separate Account A.

For more information about
THE COMPANY, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

minus any applicable fees and charges to A.G. Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G. Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of the NASD.
The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

The Company offers the Contracts on a continuous basis.

The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. These arrangements do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges"
section in this prospectus.

VARIABLE ACCOUNT OPTIONS

--------------------------------------------------------------------------------

Each individual Division represents and invests, through A.G. Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for the Contract and include:
- AIM Variable Insurance Funds -- offers 2 funds for which A I M Advisors, Inc. serves as investment adviser.
- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, LLC and Templeton Asset Management Ltd. (Franklin Resources, Inc.) respectively, serve as investment adviser.
- Janus Aspen Series -- Service Shares -- offers 2 funds for which Janus Capital serves as investment adviser.
- MFS(R) Variable Insurance Trust -- offers 1 fund for which Massachusetts Financial Services Company serves as investment adviser.
- PIMCO Advisors Variable Insurance Trust -- offers 1 fund for which PIMCO serves as investment adviser.
- Oppenheimer Variable Account Funds -- offers 4 funds for which OppenheimerFunds, Inc. serves as investment adviser.
- VALIC Company I -- offers 7 funds for which VALIC serves as investment adviser. Each Fund is sub-advised. AIG Global Investment Corp., an affiliate of AIG Annuity Insurance Company and VALIC, subadvises the Government Securities Fund, International Equities Fund, and the Stock Index Fund. AIG SunAmerica Asset Management Corp., also an affiliate, subadvises the Growth & Income Fund and the Money Market I Fund. T. Rowe Price Associates, Inc., continues to subadvise the Science & Technology Fund, while Putnam Investment Management, LLC subadvises the Opportunities Fund.
- VALIC Company II -- offers 3 funds for which VALIC serves as investment adviser. Each Fund is sub-advised. Sub-advisers include AIG Global Investment Corp. for the High Yield Bond Fund and the Strategic Bond Fund and Wellington Management Company, LLP, for the Mid Cap Value Fund.
- Putnam Variable Trust -- Class IB Shares -- offers 2 funds for which Putnam Investment Management, LLC serves as investment adviser.
- Van Kampen Life Investment Trust -- Class I Shares -- offers 1 fund for which Van Kampen Asset Management Inc. serves as investment adviser.

The Company has entered into various administrative services agreements with most of the advisers or administrators for the Funds that offer shares to the Divisions. The Company receives fees for the administrative services it performs. These fees do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

Each of these Funds is registered as an open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

For more information about
DISTRIBUTOR, see the Statement
of Additional Information.

AGDI'S address is
2929 Allen Parkway,
Houston, Texas 77019.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
the Contract.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is credited and the Contract is issued (as discussed below) and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS

You may establish an account only through a registered representative. No new applications are being accepted at this time because the Contract is no longer offered for sale. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company's lock box at State Street Bank & Trust Company at the following addresses: AIG Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429, if the Purchase Payments are sent by mail; and State Street Bank and Trust Company, Attention Lock Box A3W, 1776 Heritage Drive, North Quincy, MA 02171, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                                   Initial    Subsequent
                                   Purchase    Purchase
          Contract Type            Payment     Payment
          -------------            --------   ----------
Non-Qualified Contract              $5,000      $1,000
Qualified Contract                  $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

- Accept the Application -- credit the Purchase Payment and issue a Contract;

- Reject the Application -- return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect
(1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus. Please see the "1% Bonus" section below for information on how the 1% Bonus is impacted by the Right to Return.

1% BONUS

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the States of New Jersey and Oregon.) The 1% Bonus will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000 per Contract.

Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
Purchase Payment and
certain subsequent
Purchase Payments.

--------------------------------------------------------------------------------

deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.
--------------------------------------------------
 IN ANY OF THE FOLLOWING CIRCUMSTANCES, YOU WILL NOT BE ALLOWED TO RETAIN ALL OR A PORTION OF THE 1% BONUS APPLIED TO YOUR CONTRACT:

 - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN AN INCREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. The Company will not subtract any Account Value earned because of the 1% Bonus.

 - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN A DECREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract a portion of the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. You will not have the amount of money returned to you reduced due to the 1% Bonus.

 - IF YOU WITHDRAW MONEY FROM YOUR ACCOUNT VALUE WITHIN SEVEN YEARS OF A PURCHASE PAYMENT WHICH QUALIFIED FOR THE 1% BONUS, AND THE AMOUNT OF MONEY WITHDRAWN IS MORE THAN THE AMOUNT PERMITTED UNDER THE SYSTEMATIC WITHDRAWAL OPTION OR THE 10% FREE WITHDRAWAL AMOUNT. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by each Variable Account Option and the One Year Fixed Account Option in which you currently have money invested. The Company will not subtract any Account Value earned by the 1% Bonus.

   IMPORTANT NOTES: (1) Because your Contract deducts certain fees and expenses based on Account Value, you will be charged additional amounts due to the 1% Bonus. (2) Since charges will have been assessed against the higher amount (Purchase Payments plus the 1% Bonus), it is possible that upon a withdrawal after the right to return period has expired, particularly in a declining market, you will receive less money back than you would have if you had not received the 1% Bonus.
                              --------------------------------------------------
--------------------------------------------------------------------------------

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus is treated by federal tax laws.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day:

  Purchase Unit Value for that day
= (EQUALS)
  Purchase Unit Value for immediate preceding day
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 29 investment options offered under the Contract. This includes 4 Fixed Account Options and 25 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account
Value during the Purchase
Period. The value of a
Purchase Unit will vary
with the investment experience
of the Separate Account
Division you have selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)
---------------

* Note--Your Account Value in the Fixed Account may be subject to a Market Value Adjustment under the MVA Option.

Non-MVA Fixed Account Options

The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three Non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.

The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

MVA Option

The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2001, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2001, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. See the "Market Value Adjustment" section in this prospectus.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options.  Currently,
there are four Fixed
Account Options: the One Year
Fixed Account Option; the
DCA One Year Fixed Account
Option; the DCA Six Month
Fixed Account Option; and the
MVA Option. The Fixed
Account Options are guaranteed
to earn at least a minimum
rate of interest.

--------------------------------------------------------------------------------

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:

- You may transfer your Account Value among the Variable Account Options once each day;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options once each day; and/or

- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option once each day, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 1 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 1 of such Contract Year.)

The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. To learn more about the MVA Option, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

ANNUITY SERVICE CENTER -- our
Annuity Service Center is
located at 205 E. 10th
Avenue, Amarillo, Texas 79101

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

MVA BAND -- the name given
to a specific amount of
Account Value allocated to
the MVA Option for an
MVA Term. See the "MVA Option"
and "Market Value Adjustment"
sections in this prospectus.

MVA TERM -- a period of
time in which an amount of
Account Value is allocated to a
guarantee period in the MVA
Option. See the "MVA Option"
section in this prospectus.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

Transfers during the Payout Period are permitted subject to the following limitations:

                % OF ACCOUNT                                 OTHER
ACCOUNT OPTION     VALUE            FREQUENCY           RESTRICTIONS(2)
--------------  ------------        ---------           ---------------
Variable:        Up to 100%   Unlimited among        The minimum amount to
                              Variable Account       be transferred is
                              Options(1). Once per   $250 or the entire
                              year if the transfer   amount in the
                              is made to the One     Variable Account
                              Year Fixed Account     Option if less. The
                              Option.                minimum amount which
                                                     must remain in the
                                                     Variable Account
                                                     Option after a
                                                     transfer is $500 or
                                                     $0 if the entire
                                                     amount of the
                                                     Variable Account
                                                     Option is
                                                     transferred.
Fixed:              Not       --                     --
                 permitted

---------------

(1) The Company may change the number of transfers permitted to no more than six
    (6) transfers per year during the Payout Period.
(2) The Company may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents the Company may give telephone instructions on your behalf without the Company's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of the Company.)

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (normally, this will be 4:00 P.M. Eastern time); otherwise

- The next date values are calculated.

RESERVATION OF RIGHTS AND MARKET TIMING

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent

--------------------------------------------------------------------------------

market timing efforts that could disadvantage other Contract Owners.

DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market I Division to one or more Variable Account Options, not including the Money Market I Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.

We determine the amount of transfers from a DCA Fixed Account Option or the Money Market I Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market I Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the Money Market I Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market I Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market I Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:

                           FREQUENCY             OTHER
   ACCOUNT OPTION         OF TRANSFERS        RESTRICTIONS
   --------------         ------------        ------------
- DCA One Year Fixed   Monthly, for a 12   You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- DCA Six Month Fixed  Monthly, for a 6    You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- Money Market         Monthly             You must remain in
  Division                                 this account
                                           option for the
                                           Dollar Cost
                                           Averaging Program
                                           for at least a 12
                                           month period.

---------------

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

(2) The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contract, you may be subject to seven basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Optional Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition to the charges listed above, certain charges which may apply to the MVA Option are discussed at the end of this section under "Market Value Adjustment."

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the record keeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" section in this prospectus.

It is assumed that the Purchase Payments are withdrawn first under the concept of first-in, first-out. No surrender charge will be applied unless an amount is actually withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

   NUMBER OF YEARS
    SINCE DATE OF        CHARGE AS PERCENTAGE OF
  PURCHASE PAYMENT      PURCHASE PAYMENT WITHDRAWN
  ----------------      --------------------------
          1                         5%
          2                         5%
          3                         5%
          4                         4%
          5                         3%
          6                         2%
          7                         1%
         8+                         0%

10% Free Withdrawal

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested, after a withdrawal, is $500.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To death benefits;

- To Payout Payments;

- To surrenders (full or partial) under certain Contracts issued in connection with Internal Revenue Code Section 403(b); and

- To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for 90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot

CONTRACT ANNIVERSARY --the
date that the Contract
is issued and each
yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------

begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount required to be invested in each MVA Band, as described in the "MVA Option" section of this prospectus. The Company may change this minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies, as set out below. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw all or a portion of your Account Value from the MVA Band before the five year MVA Term ends, your withdrawal amount may be more or less than before the withdrawal because of the Market Value Adjustment. However, we guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. See the "Systematic Withdrawal Program" under the "Surrender of Account Value" section of this prospectus. The Market Value Adjustment will not apply upon the death of the Contract Owner, or if the Contract Owner is not a natural person, upon the death of the Annuitant. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. Currently, rates range from zero to 3.5%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

- receipt of the Purchase Payments;

- the commencement of Payout Payments;

- surrender (full or partial); or

- the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

For more information about the mortality and expense risk fee and administration fee, see the Fee Table in this prospectus.

--------------------------------------------------------------------------------

OPTIONAL SEPARATE ACCOUNT CHARGES

Optional Death Benefit Charges

At the time that your Contract is issued, you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit or 0.10% for the Annual Step-Up Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the optional death benefits, see the "Death Benefit" section of this prospectus.

The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period ("Annuity Period") begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the Payout Date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1,2);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.
---------------

(1) This applies only to joint and survivor payouts.
(2) Not applicable for certain Contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

PAYOUT PAYMENTS -- the
payments made to you
during the Payout Period.
Payout Payments may
be made on a fixed,
variable, or combination of
fixed and variable basis.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
A.G. Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

VARIABLE PAYOUT --
payments to you will
vary based on your
investments in the
Variable Account Options
of A.G. Separate Account A
during the Payout Period.
Because the value of your
Variable Account Options
may vary, we cannot
guarantee the amounts
of the Variable Payout.

--------------------------------------------------------------------------------

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your Payout Payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for Qualified Contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Non-qualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy because of the investment returns of the underlying mutual funds in which the Variable Account Options are invested. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

      - Payments will be made under the Life with Period Certain Option,

      - The payments will be guaranteed for a 10 year period,

      - The payments will be based on the allocation used for your Account
        Value,

      - The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

      - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable

For more information about
PAYOUT OPTIONS
available under the Contract,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value                             Any Applicable
                          = (EQUALS)         Surrender
                                            Charge, any
                                         applicable taxes
                                            and Account
                                          Maintenance Fee

  (1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then you will not be allowed to retain the 1% Bonus. This provision is not applicable in the states of New Jersey and Oregon. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free

--------------------------------------------------------------------------------

withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

  - Payments to be made to you;

  - Payments over a stated period of time;

  - Payments of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

See the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. How the death benefit will be paid is discussed below. The death benefit provisions in the Contract may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- Payment of the entire death benefit within 5 years of the date of death; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

- a certified death certificate;

- a certified decree of a court of competent jurisdiction as to the finding of death;

- a written statement by a medical doctor who attended the deceased at the time of death; or

- any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

SPECIAL INFORMATION FOR NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

- commencing within 5 years of the date of death; or

- beginning within 1 year of the date of death under:

  - a life annuity with or without a period certain, or

  - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

- the Contract Owner dies before the Payout Date, or

- the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to joint Owners of a Non-Qualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the Non-Qualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

BENEFICIARY -- the person
designated to receive Payout
Payments or the Account Value
upon the death of
an Annuitant or the Owner.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid. The
Annuitant is also the
measuring life for the Contract.

--------------------------------------------------------------------------------

DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit or the Annual Step-Up Death Benefit. The Enhanced Death Benefit or the Annual Step-Up Death Benefit can only be chosen at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the Contract is issued then you will automatically be given the Standard Death Benefit.

You will be required to pay a charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.

Once selected, the Enhanced Death Benefit or Annual Step-Up Death Benefit may not be cancelled.

STANDARD DEATH BENEFIT

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center;

- 100% of Purchase Payments (to Fixed and/or
  Variable Account Options)
 - (MINUS)
 Amount of all prior withdrawals and charges; OR
  - The greatest Account Value on any prior seventh
    Contract Anniversary plus any Purchase Payments made after such Contract Anniversary
   - (MINUS)
    Amount of all prior withdrawals and charges.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:

  Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center.

ENHANCED DEATH BENEFIT

You will be charged a fee for choosing the Enhanced Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
   - (MINUS)
   Amount of all prior withdrawals and charges;
  - The greatest Account Value on any prior seventh
    Contract Anniversary plus any purchase Payments made after such Contract Anniversary
   - (MINUS)
    Amount of all prior withdrawals and charges made after such Contract Anniversary; OR
  - The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year
   - (MINUS)
    Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Enhanced Death Benefit will still be deducted.

ANNUAL STEP-UP DEATH BENEFIT

You will be charged a fee for choosing the Annual Step-Up Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
   - (MINUS)
    Amount of all prior withdrawals and charges; OR
  - The greatest Account Value on any prior
    Contract Anniversary plus any purchase Payments made after such Contract Anniversary.
   - (MINUS)
    Amount of all prior withdrawals and charges made after such Contract Anniversary.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Annual Step-Up Death Benefit will still be deducted.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of the A.G. Separate Account A Divisions. Our advertising of the past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual Contract. For more information on how TOTAL RETURN PERFORMANCE INFORMATION is calculated, see the Statement of Additional Information.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously or currently are available through other annuity or life insurance contracts. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by the Contract in calculating the Divisions' investment performance.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Owner dies, and there is no Beneficiary, any death benefit will be payable to the Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the "Purchase Period -- Right to Return" and "Purchase
Period -- 1% Bonus" sections in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - amend the Contract to conform with substitutions of investments;

  - amend the Contract to comply with tax or other laws;

  - operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;

  - reflect a change in A.G. Separate Account A or any Division;

  - create new separate accounts;

  - transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;

  - add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;

  - add additional Fixed Account Options;

DIVISIONS -- subaccounts of
A.G. Separate Account A
which represent the Variable
Account Options in the
Contract. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

CONTRACT OWNER -- the person
entitled to the ownership rights
as stated in this prospectus.

A.G. SEPARATE
ACCOUNT A -- a segregated
asset account established by
the Company under the Texas
Insurance Code. The purpose
of A.G. Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

  - make any new Division available to you on a basis we determine;

  - change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;

  - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

  - make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

  - the New York Stock Exchange is closed other than for customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

  - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

  - the SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified, unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or After a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in the Contract may have a number of shareholders including A.G. Separate Account A, the Company, and other affiliated and unaffiliated insurance company separate accounts.

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instructions in the same proportion as

--------------------------------------------------------------------------------

the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of the Company or A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge"
section in this prospectus. Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or a Section 408(b) IRA or is instead a Non-Qualified Contract. The Contract is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 408(b) individual retirement annuities.

The foregoing Contracts are "Qualified Contracts." Certain series of the Contract may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contract is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax adviser.

Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued

--------------------------------------------------------------------------------

under this prospectus. However, the Company has no present indication that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to federal income tax. For annuity payments, the investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to federal income tax may also incur an excise tax under the circumstances described in the Statement of Additional Information. Generally, distributions would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts that are not owned by natural persons will be taxed currently to the Owner, and such Contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

- A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

- A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and

- Taxable accounts such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  (BAR GRAPH)

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($138.89 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 27% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 27% Federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 5.76% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

--------------------------------------------------------------------------------

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                             TAX-FAVORED
                             RETIREMENT    TAXABLE
                               PROGRAM     ACCOUNT
                             -----------   -------
Annual amount available for
  savings before federal
  taxes....................    $2,500      $2,500
Current federal income tax
  due on Purchase
  Payments.................         0      $ (675)
Net retirement plan
  Purchase Payments........    $2,500      $1,825

This chart assumes a 27% federal income tax rate. The $675 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,825 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,825 while the contribution to a taxable account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Please tear off, complete and return the form below to the Annuity Service Center at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-424-4990.

.................................................................................

Please send me a free copy of the Statement of Additional Information for the Contract.

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  Policy #
   Address:
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                   PAGE
                                                   ----
GENERAL INFORMATION..............................    3
    THE COMPANY..................................    3
    MARKETING INFORMATION........................    3
    ENDORSEMENTS AND PUBLISHED RATINGS...........    3
TYPES OF VARIABLE ANNUITY CONTRACTS..............    4
VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS.....    4
FEDERAL TAX MATTERS..............................    5
    Tax Consequences of Purchase Payments........    5
    Tax Consequences of Distributions............    6
    Special Tax Consequences -- Early
       Distribution..............................    7
    Special Tax Consequences -- Required
       Distributions.............................    8
    Economic Growth and Tax Relief Reconciliation
       Act of 2001...............................    8
    Tax-Free Rollovers, Transfers and
       Exchanges.................................    9
CALCULATION OF SURRENDER CHARGE..................    9
    Illustration of Surrender Charge on Total
       Surrender.................................    9
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender.................................   10
CALCULATION OF MVA OPTION........................   10
PURCHASE UNIT VALUE..............................   11
    Illustration of Calculation of Purchase Unit
       Value.....................................   11
    Illustration of Purchase of Purchase Units...   12

                                                   PAGE
                                                   ----
PERFORMANCE CALCULATIONS.........................   12
    Illustration of Calculation of Current Yield
       for Money Market I Fund Division..........   12
    Calculation of Current Yield for the Money
       Market I Fund Division....................   12
    Illustration of Calculation of Effective
       Yield for Money Market I Fund Division....   12
    Calculation of Effective Yield for the Money
       Market I Fund Division....................   12
    Illustration of Calculation of Standardized
       Yield for Bond Fund Divisions.............   12
    Calculation of Average Annual Total Return...   13
    Return Tables I through V....................   14
PERFORMANCE COMPARISONS..........................   24
PAYOUT PAYMENTS..................................   24
    Assumed Investment Rate......................   24
    Amount of Payout Payments....................   24
    Payout Unit Value............................   25
    Illustration of Calculation of Payout Unit
       Value.....................................   25
    Illustration of Payout Payments..............   25
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS.......   25
EXPERTS..........................................   26
COMMENTS ON FINANCIAL STATEMENTS.................   26

APPENDIX I -- SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

                                                                   JANUS ASPEN         JANUS ASPEN
                                      AIM V.I.       AIM V.I.         GROWTH          INTERNATIONAL      MFS VIT CAPITAL
                                      CAPITAL      DIVERSIFIED     PORTFOLIO--     GROWTH PORTFOLIO--     OPPORTUNITIES
                                    APPRECIATION      INCOME      SERVICE SHARES     SERVICE SHARES          SERIES
                                    DIVISION 117   DIVISION 118    DIVISION 141       DIVISION 142        DIVISION 143
                                    ------------   ------------   --------------   -------------------   ---------------
PURCHASE UNITS(1)
December 31, 2002
 Purchase Unit Values in Force....     508,872        275,418         143,504             98,962              94,261
 Purchase Unit Values.............    $  7.862       $  9.853        $  4.804            $ 5.162             $ 4.993
December 31, 2001
 Purchase Unit Values in Force....     565,469        343,758         110,290             78,557              68,795
 Purchase Unit Values.............    $ 10.541       $  9.769        $  6.650            $ 7.051             $ 7.202
December 31, 2000
 Purchase Unit Values in Force....     533,262        273,246           3,868              2,615               2,914
 Purchase Unit Values.............    $ 13.936       $  9.565        $  8.981            $ 9.341             $ 9.544
November 15, 2000
 Purchase Unit Values in Force....
 Purchase Unit Values.............    $     --       $     --        $ 10.000            $10.000             $10.000
December 31, 1999
 Purchase Unit Values in Force....     263,916        143,977              --                 --                  --
 Purchase Unit Values.............    $ 15.864       $  9.633        $     --            $    --             $    --
December 23, 1999
 Purchase Unit Values in Force....          --             --              --                 --                  --
 Purchase Unit Values.............          --             --              --                 --                  --
December 31, 1998
 Purchase Unit Values in Force....       2,550          2,249              --                 --                  --
 Purchase Unit Values.............    $ 11.125       $  9.961              --                 --                  --
November 23, 1998
 Purchase Unit Values in Force....          --             --              --                 --                  --
 Purchase Unit Values.............    $  9.996       $  9.878        $     --            $    --             $    --


                                    VALIC CO. I    VALIC CO. I    VALIC CO. II
                                     GOVERNMENT      GROWTH &      HIGH YIELD
                                     SECURITIES       INCOME          BOND
                                    DIVISION 138   DIVISION 134   DIVISION 147
                                    ------------   ------------   ------------
PURCHASE UNITS(1)
December 31, 2002
 Purchase Unit Values in Force....    1,410,001      1,016,827       34,960
 Purchase Unit Values.............   $   14.850     $   10.862      $ 9.736
December 31, 2001
 Purchase Unit Values in Force....    1,447,442      1,161,341       25,788
 Purchase Unit Values.............   $   13.443     $   14.037      $10.057
December 31, 2000
 Purchase Unit Values in Force....    1,372,638      1,262,262          617
 Purchase Unit Values.............   $   12.769     $   15.834      $ 9.623
November 15, 2000
 Purchase Unit Values in Force....
 Purchase Unit Values.............   $       --     $       --      $10.000
December 31, 1999
 Purchase Unit Values in Force....    1,390,591      1,317,110           --
 Purchase Unit Values.............   $   11.470     $   18.014      $    --
December 23, 1999
 Purchase Unit Values in Force....    1,415,677      1,309,712           --
 Purchase Unit Values.............   $    11.47     $    17.60           --
December 31, 1998
 Purchase Unit Values in Force....           --             --           --
 Purchase Unit Values.............           --             --           --
November 23, 1998
 Purchase Unit Values in Force....           --             --           --
 Purchase Unit Values.............   $       --     $       --      $    --

------------

(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2) Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

--------------------------------------------------------------------------------

 VALIC CO. I    VALIC CO. I                   VALIC CO. II
INTERNATIONAL      MONEY       VALIC CO. I     STRATEGIC     VALIC CO. II     VALIC CO. I
  EQUITIES        MARKET I     STOCK INDEX        BOND       MID CAP VALUE   OPPORTUNITIES
DIVISION 135    DIVISION 132   DIVISION 133   DIVISION 146   DIVISION 145    DIVISION 151
-------------   ------------   ------------   ------------   -------------   -------------
    390,455        327,542        884,902       114,447         176,463          79,922
   $  7.441       $ 12.432       $ 12.690       $11.505        $  8.801         $ 4.087
    404,541        356,279        980,728        68,652         133,656          61,487
   $  9.293       $ 12.453       $ 16.592       $10.945        $ 10.374         $ 5.922
    399,335        233,714        923,386           104           3,425           1,179
   $ 12.080       $ 12.182       $ 19.168       $10.032        $ 10.719         $ 8.639
   $     --       $     --       $     --       $ 10.00        $  10.00         $ 10.00
    405,200        367,475        948,596       $    --        $     --         $    --
   $ 14.814       $ 11.654       $ 21.445       $    --        $     --         $    --
    407,306        386,087        943,866            --              --              --
   $  14.27       $  11.64       $  20.97       $    --        $     --         $    --
         --             --             --            --              --              --
   $     --       $     --       $     --       $    --        $     --         $    --
         --             --             --            --              --              --
   $     --       $     --       $     --       $    --        $     --         $    --

------------

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

--------------------------------------------------------------------------------

                                             VALIC                                                                   OPPENHEIMER
                                             CO. I             OPCAP            OPPENHEIMER        OPPENHEIMER       MAIN STREET
                                           SCIENCE &          MANAGED             CAPITAL              HIGH            GROWTH &
                                           TECHNOLOGY        PORTFOLIO        APPRECIATION/VA       INCOME/VA         INCOME/VA
                                          DIVISION 144      DIVISION 139       DIVISION 112        DIVISION 114      DIVISION 111
                                          ------------      ------------      ---------------      ------------      ------------
PURCHASE UNITS(1)
December 31, 2002
 Purchase Unit Values in Force..........     115,630          1,399,143           781,319             281,951          1,309,561
 Purchase Unit Values...................    $  2.791         $   13.498          $  9.034            $  9.455         $    8.032
December 31, 2001
 Purchase Unit Values in Force..........      85,396          1,604,376           833,068             311,386          1,455,720
 Purchase Unit Values...................    $  4.734         $   16.470          $ 12.527            $  9.825         $   10.038
December 31, 2000
 Purchase Unit Values in Force..........       3,332          1,547,167           628,004             203,317          1,145,141
 Purchase Unit Values...................    $  8.164         $   17.568          $ 14.534            $  9.772         $   11.333
November 15, 2000
 Purchase Unit Values in Force..........
 Purchase Unit Values...................    $ 10.000
December 31, 1999
 Purchase Unit Values in Force..........                      1,795,075           318,642             125,894            562,532
 Purchase Unit Values...................                     $   16.234          $ 14.773            $ 10.296         $   12.599
December 23, 1999
 Purchase Unit Values in Force..........                      1,800,114                --                  --                 --
 Purchase Unit Values...................                     $    16.04          $     --            $     --         $       --
December 31, 1998
 Purchase Unit Values in Force..........          --                 --             1,662               1,792              6,629
 Purchase Unit Values...................          --                 --          $ 10.577            $ 10.012         $   10.499
November 23, 1998
 Purchase Unit Values in Force..........                             --                --                  --                 --
 Purchase Unit Values...................                     $       --          $  9.573            $  9.936         $   10.011

------------

(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2) Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

--------------------------------------------------------------------------------

OPPENHEIMER                         PUTNAM VT                              TEMPLETON
MAIN STREET       PUTNAM VT         DISCOVERY                               FOREIGN       VAN KAMPEN
   SMALL        GLOBAL EQUITY      GROWTH FUND     TEMPLETON DEVELOPING    SECURITIES    LIT EMERGING
   CAP/VA      CLASS IB SHARES   CLASS IB SHARES    MARKETS SECURITIES      CLASS 2         GROWTH
DIVISION 113    DIVISION 149      DIVISION 148     CLASS 2 DIVISION 115   DIVISION 116   DIVISION 136
------------   ---------------   ---------------   --------------------   ------------   ------------
   270,490          44,163            96,661              86,857             188,788        783,530
  $ 10.569         $ 4.797           $ 3.986             $ 9.088            $  7.918       $ 14.336
   274,678          38,471            73,749              95,374             199,041        879,285
  $ 12.723         $ 6.269           $ 5.741             $ 9.231            $  9.861       $ 21.537
   244,322                             3,919              86,818             189,296        887,930
  $ 12.952                           $ 8.413             $10.186            $ 11.907       $ 31.887
                   $10.000           $10.000
    94,772                                                46,150              88,398        814,202
  $ 16.085                                               $15.200            $ 12.369       $ 35.992
        --                                                    --                  --        809,405
  $     --                                               $    --            $     --       $  34.30
     2,973              --                --                  --                 360             --
  $ 11.131         $    --           $    --             $10.095            $ 10.179       $     --
        --                                                    --                  --             --
  $ 10.079                                               $10.229            $ 10.091       $     --

------------

(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2) Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund was renamed the Templeton Developing Markets Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund.

(5) Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund. Accordingly, the Templeton International Securities Fund was renamed the Templeton Foreign Securities Fund. Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund was renamed the Templeton International Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund.

Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                      CONTACT THE ANNUITY SERVICE CENTER:
                               205 E. 10TH AVENUE
                             AMARILLO, TEXAS 79101
                                 1-800-424-4990

                      PURCHASE PAYMENTS SHOULD BE SENT TO:
                         AIG ANNUITY INSURANCE COMPANY
                                 P.O. BOX 5429
                    BOSTON, MA 02206-5429 (IF SENT BY MAIL)

                                       OR

                      STATE STREET BANK AND TRUST COMPANY
                             ATTENTION LOCK BOX A3W
                              1776 HERITAGE DRIVE
             NORTH QUINCY, MA 02171 (IF SENT BY OVERNIGHT DELIVERY)

                         AIG ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-424-4990
                FOR UNIT VALUE INFORMATION CALL: 1-800-424-4990
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-424-4990
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            LOGO

         AIG ANNUITY INSURANCE COMPANY
2929 ALLEN PARKWAY, HOUSTON TX 77019
ELITEPLUS(R) BONUS VARIABLE ANNUITY
Contract Form Number VA 61-94
Issued by AIG Annuity Insurance Company

        ElitePlus(R) Bonus Variable Annuity is distributed by American General Distributors, Inc., member NASD. American General Distributors, Inc., is known in Florida and Illinois as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively.

                                                              EPB 13108 VER 5/03

                          AIG ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       ELITEPLUS(R) BONUS VARIABLE ANNUITY

         --------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

         --------------------------------------------------------------

                                 FORM N-4 PART B

                                   MAY 1, 2003

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2003 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.

                                TABLE OF CONTENTS

General Information                                                                                           3
         The Company                                                                                          3
         Marketing Information                                                                                3
         Endorsements and Published Ratings                                                                   3
Types of Variable Annuity Contracts                                                                           4
Variable Annuity Contract General Provisions                                                                  4
Federal Tax Matters                                                                                           5
         Tax Consequences of Purchase Payments                                                                5
         Tax Consequences of Distributions                                                                    6
         Special Tax Consequences - Early Distribution                                                        7
         Special Tax Consequences - Required Distributions                                                    8
         Economic Growth and Tax Relief Reconciliation Act of 2001                                            8
         Tax-Free Rollovers, Transfers and Exchanges                                                          9
Calculation of Surrender Charge                                                                               9
         Illustration of Surrender Charge on Total Surrender                                                  9
         Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender            10
Calculation of MVA Option                                                                                    10
Purchase Unit Value                                                                                          11
         Illustration of Calculation of Purchase Unit Value                                                  11
         Illustration of Purchase of Purchase Units                                                          12
Performance Calculations                                                                                     12
         Illustration of Calculation of Current Yield for Money Market I Fund Division                       12
         Calculation of Current Yield for the Money Market I Fund Division                                   12
         Illustration of Calculation of Effective Yield for Money Market I Fund Division                     12
         Calculation of Effective Yield for the Money Market I Fund Division                                 12
         Illustration of Calculation of Standardized Yield for Bond Fund Divisions                           12
         Calculation of Average Annual Total Return                                                          13
         Return Tables I through V                                                                           14
Performance Comparisons                                                                                      24
Payout Payments                                                                                              24
         Assumed investment Rate                                                                             24
         Amount of Payout Payments                                                                           24
         Payout Unit Value                                                                                   25
         Illustration of Calculation of Payout Unit Value                                                    25
         Illustration of Payout Payments                                                                     25
Distribution of Variable Annuity Contracts                                                                   25
Experts                                                                                                      26
Comments on Financial Statements                                                                             26

                               GENERAL INFORMATION

THE COMPANY

      AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

MARKETING INFORMATION

      The Company, in its marketing efforts, may refer to portfolio rebalancing and/or asset allocation for certain Divisions of A.G. Separate Account A.

      The Company may compare the performance of the funds that serve as investment vehicles for the Contract to the performance of certain market indices. These indices are described in the "Performance Comparisons" Section of this Statement of Additional Information.

ENDORSEMENTS AND PUBLISHED RATINGS

      From time to time, the rating of the Company as an insurance company by A.
M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F.

      In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D. Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from AAA to C. The Company may additionally refer to its Fitch IBCA, Duff & Phelps rating. This rating is an assessment of a company's insurance claims paying ability. Fitch IBCA, Duff & Phelps ratings range from AAA to CCC.

      Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

      The Company may refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

      The Company may refer to The Variable Annuity Research & Data Services ("VARDS") Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

      Finally, the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

      The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

      Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

      The majority of these Contracts were sold to individuals through financial institutions in the Non-Qualified market. A smaller number of these contracts were sold in the Qualified market through 403(b) plans and certain IRA situations.

      The Contracts are non-participating and will not share in any of the profits of the Company.

                  VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

      THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

      MISSTATEMENT OF AGE OR SEX: If the Age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct Age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

      MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Owner's approval of changes and gain approval from appropriate regulatory authorities.

      NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

      EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

      PROOF OF AGE: The Company may require evidence of Age of any Annuitant or Owner.

      PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and Annuity Payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Owner's written consent.

      REPORTS: At least once each calendar year, the Company will furnish the Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Owner.

      TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of Annuity Payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

      REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. This Section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

      408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $3,000 ($3,500 if you are age 50 or older) or 100% of compensation, and generally may be made only by individuals who:

      (i) are not active participants in another retirement plan, and are not married;

      (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;

      (iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $40,000 or less.

      (iv) are active participants in another retirement plan, are married, and have adjusted gross income of $60,000 or less.

      Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $6,000 (or $7,000 if both are 50 or older) or 100% of the working spouse's earned income, and no more than $3,000 (or $3,500 if the spouse is 50 or older) may be contributed to either spouse's IRA for any year.

      You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

      (i) the lesser of $3,000 ($3,500 if you are 50 or older) ($6,000 for you and your spouse's IRA, or $7,000 if both are 50 or older) or 100% of compensation, over

      (ii)  your applicable IRA deduction limit.

      You may also make rollover contributions to an IRA of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

      408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $3,000 ($3,500 if you are 50 or older) or 100% of compensation, and may be made only by individuals who:

      (i)   are unmarried and have adjusted gross income of $95,000 or less;

      (ii) are married and filing jointly and have adjusted gross income of $150,000 or less; or

      (iii) are married and filing separately and have adjusted gross income of $10,000 or less.

      The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $10,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $3,000 ($3,500 if you are 50 or older) or 100% of compensation limit.

      All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the annual contribution limit.

      Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of the participating employees' compensation. Employer contributions are excludable from the employees' taxable income and cannot exceed the lesser of $40,000 or up to 25% of your compensation up to a maximum compensation limit of $200,000 in 2003.

      Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. These salary reduction contributions may not exceed $12,000 indexed for inflation. Such plans, if established by December 31, 1996, may still allow employees to make these contributions. For contributions made after December 31, 2001, additional elective deferrals can be contributed to your salary reduction arrangement SEP if you are 50 or older, and no other elective deferrals can be made for you to the plan for the year because of limits or restrictions, such as the regular annual limit.

      Savings Incentive Match Plan for Employees ("SIMPLE"). Employer and employee contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $8,000. For contributions made after December 31, 2001, additional elective deferrals can be contributed to your salary reduction arrangement SIMPLE IRA if you are 50 or older, and no other elective deferrals can be made for you to the plan for the year because of limits or restrictions, such as the regular annual limit. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

      Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludable from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of A.G. Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any annual increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

      408(b) IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Conversions of a 408(b) or traditional IRA to a 408A "Roth" IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

      408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, death, disability or for first-time home buyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A "Roth" IRA. The five-year holding period may be different for determining whether a distribution allocable to a conversion contribution is subject to the 10% penalty tax. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

      Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from the Company (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

      When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

      408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

      (1)   death;

      (2)   disability;

      (3) separation from service at any age, if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Contract Owner (or the Contract Owner and Beneficiary); and

      (4) distributions which do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

      Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

      After 1997, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

      (5) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time home buyer;

      (6) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

      (7) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

      408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax and exceptions as other IRAs.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

      408(b) IRAs, SEPs and SIMPLE IRAs. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Required distributions must be made over a period that does not exceed the life or life expectancies of the Owner (or lives or joint life expectancies of the Owner and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

      At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Owner and in effect at the time of death.

      A Contract Owner generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

      408A "Roth" IRAs. Minimum distribution requirements generally applicable to 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the Owner's lifetime, but generally do apply after the owner's death.

      A beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

      The Internal Revenue Service ("IRS") has issued new regulations simplifying how required minimum distributions are calculated. The new rules are still complex. Generally, the new rules must be used for calendar years beginning January 1, 2002 and everyone will be required to use the same method. The IRS has provided a simple uniform table regardless of IRA beneficiary with the exception of spousal beneficiaries more than 10 years younger than the owner. In most cases, the new required minimum distribution amount is less than under the old rules. We suggest you contact your tax advisor regarding these new rules.

      Non-Qualified Contracts. Tax laws do not require commencement of distributions from Non-Qualified Contracts at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

      At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Contract Owner at the time of death.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

      For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

      408(b) IRAs. Funds may be rolled over tax-free to a 408(b) IRA Contract from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another 403(b) Annuity or 401(a) or 403(a) Qualified Plan from this "conduit" IRA if no additional contributions have been made to that IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

      408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

      (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly; and

      (ii)  are not married filing separate returns.

      Special, complicated rules governing holding periods, escape from the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

      Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.

                         CALCULATION OF SURRENDER CHARGE

      The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

                                TRANSACTION HISTORY
                                -------------------
  DATE                             TRANSACTION                     AMOUNT
  ----                             -----------                     ------
 2/1/96              Purchase Payment                             $10,000
 2/1/97              Purchase Payment                               5,000
 2/1/98              Purchase Payment                              15,000
 2/1/99              Purchase Payment                               2,000
 2/1/00              Purchase Payment                               3,000
 2/1/01              Purchase Payment                               4,000
 2/1/01              Purchase Payment                               1,000
 7/1/01              Total Purchase Payments                       40,000
                     (Assumes Account Value is $50,000)

      Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

      The total Surrender Charge is:

      (10,000 -- 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000 *
      5% + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

              TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)
              ------------------------------------------------
  DATE                              TRANSACTION                        AMOUNT
  ----                              -----------                        ------
 2/1/96              Purchase Payment                                 $10,000
 2/1/97              Purchase Payment                                   5,000
 2/1/98              Purchase Payment                                  15,000
 2/1/99              Purchase Payment                                   2,000
 2/1/00              Purchase Payment                                   3,000
 2/1/01              Purchase Payment                                   4,000
 2/1/01              Purchase Payment                                   1,000
 7/1/01              10% Partial Surrender                              4,000
                     (Assumes Account Value is $40,000)
 8/1/01              Full Surrender

      a. Since this is the first partial surrender in this participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

            10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

      b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

      c.    The Surrender Charge is

            (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% +
            3,000 * 5% + 4,000 * 5% + 1,000 * 5% = $1,090.*

      d.    Assume that the $30 Account Maintenance Charge does not apply.

      e.    Assume that the 1% Bonus has not been credited to any Purchase
            Payments.

----------
*     These calculations refer to the following surrender charge table:

      NUMBER OF YEARS SINCE               CHARGE AS PERCENTAGE OF
     DATE OF PURCHASE PAYMENT           PURCHASE PAYMENT WITHDRAWN
     ------------------------           --------------------------
                1                                   5%
                2                                   5%
                3                                   5%
                4                                   4%
                5                                   3%
                6                                   2%
                7                                   1%
                8+                                  0%

                            CALCULATION OF MVA OPTION

      The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

      The market value adjustment is determined by the formula below, using the following factors:

      $ A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

      $ B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

      $ N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

      $ The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

      The market value adjustment will equal:

      The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                                           (N/12)
                          [(1+A)/(1+B+0.005)]   -   1

      The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

      Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

      We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

                               PURCHASE UNIT VALUE

      The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

1. Purchase Unit value, beginning of period                                         $   1.800000
2. Value of Fund share, beginning of period                                         $  21.200000
3. Change in value of Fund share                                                    $    .500000
4. Gross investment return (3)/(2)                                                       .023585
5. Daily separate account fee*                                                           .000025
 *Mortality and expense risk fee and administration and distribution fee of
 0.90% per annum used for illustrative purposes (assumes that no optional separate account charges are deducted).
6. Net investment return (4)--(5)                                                        .023560
7. Net investment factor 1.000000+(6)                                                   1.023560
8. Purchase Unit value, end of period (1)X(7)                                           1.842408

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS

1. First Periodic Purchase Payment                                                  $    100.00
2. Purchase Unit value on effective date of purchase (see Example 3)                $  1.800000
3. Number of Purchase Units purchased (1)/(2)                                            55.556
4. Purchase Unit value for valuation date following purchase (see Example 3)        $  1.842408
5. Value of Purchase Units in account for valuation date following
   purchase (3)X(4)                                                                 $    102.36

                            PERFORMANCE CALCULATIONS

ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET I FUND DIVISION

      The current yield quotation based on a seven day period is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

CALCULATION OF CURRENT YIELD FOR THE MONEY MARKET I FUND DIVISION

      The 7-Day current yield for the Money Market I Fund Division was -0.54% on December 31, 2002.

ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET I FUND DIVISION

      An effective yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                        (365/7)
              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      ] - 1

CALCULATION OF EFFECTIVE YIELD FOR THE MONEY MARKET I FUND DIVISION

      The 7-Day effective yield for the Money Market I Fund Division was -0.54% on December 31, 2002.

ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

      The standardized yield quotation based on a 30-day period is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                 6
                           YIELD = 2[( a - b + 1) - 1]
                                      ------
                                        cd
Where:

      a = net investment income earned during the period by the Fund attributable to shares owned by the Division

      b =   expenses accrued for the period (net of reimbursements)

      c = the average daily number of Purchase Units outstanding during the period

      d = the maximum offering price per Purchase Unit on the last day of the period

      Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

      Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2002, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                  P(1+T) = ERV
         Where:

      P =   a hypothetical initial Purchase Payment of $1,000

      T =   average annual total return

      n =   number of years

      ERV = redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof)

      The Company may advertise standardized average annual total return which, includes the surrender charge of up to 7% of Gross Purchase Payments as well as non-standardized average annual total returns and non-standardized cumulative returns, which do not include a surrender charge or maintenance fee.

      There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

      In the sections above we have described a number of ways we may advertise information about the investment performance of A.G. Separate Account A Divisions. Certain performance information for each A.G. Separate Account A Division is printed in the following tables.

      The information presented does not reflect the advantage under the Contract of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments. The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

      The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract owner.

      Table III is calculated using the Maximum Separate Account Charges you would pay under the Contract, if you choose the Annual Step-Up Death Benefit. This maximum annual amount, 1.50%, would be deducted on a daily basis from your Variable Account Options. This charge includes the Separate Account Charges of 1.25% for the Mortality and Expense Risk Fee and 0.15% for the Administration Fee.

      Tables I, II, IV and V are calculated using only standard annual Separate Account Charges of 1.40%. These charges include 1.25% for the Mortality and Expense Risk Fee and 0.15% for the Administrative Fee. No Optional Separate Account Charges are included.

                                                                         TABLE I

  AVERAGE ANNUAL TOTAL RETURN (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
              WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED*

         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2002)

                  TABLE I                          1 YEAR          5 YEARS         10 YEARS        SINCE        DIVISION
             FUND AND DIVISION                                                                   INCEPTION     INCEPTION
             -----------------                                                                                    DATE
AIM V.I. Capital Appreciation Fund                 (25.42%)             --             --          (5.68%)       11/23/98
- Series I (Division 117)

AIM V.I. Diversified Income Fund Series I            0.87%              --             --          (0.06%)       11/23/98
(Division 118)

Janus Aspen Growth Portfolio - Service             (27.75%)             --             --         (29.13%)       11/15/00
Shares (Division 141)

Janus Aspen Series International Growth            (26.80%)             --             --         (26.70%)       11/15/00
Portfolio - Service Shares (Division 142)

MFS VIT Capital Opportunities Series               (30.68%)             --             --         (27.84%)       11/15/00
(Division 143)

PIMCO Advisors VIT OpCap Managed Portfolio         (18.05%)             --             --          (5.55%)       12/23/99
(Division 139) **

Oppenheimer Capital Appreciation Fund/VA           (27.88%)             --             --          (1.40%)       11/23/98
(Division 112)

Oppenheimer High Income Fund/VA                     (3.76%)             --             --          (1.20%)       11/23/98
(Division 114)

Oppenheimer Main Street Growth & Income            (19.94%)             --             --          (5.21%)       11/23/98
Fund/VA (Division 111)

Oppenheimer Main Street Small Cap Growth           (16.93%)             --             --           1.16%        11/23/98
Fund/VA (Division 113)

Putnam VT Global Equity Fund - Class IB            (23.48%)             --             --         (29.19%)       11/15/00
(Division 149) **

Putnam VT Discovery Growth Fund - Class IB         (30.57%)             --             --         (35.08%)       11/15/00
(Division 148) **

Templeton Developing Markets Fund Class 2           (1.55%)             --             --          (2.84%)       11/23/98
(Division 115)

Templeton Foreign Securities Fund Class 2          (19.70%)             --             --          (5.74%)       11/23/98
(Division 116)

VALIC Company I - ("V C I") - Government            10.47%              --             --           8.92%        12/23/99
Securities Fund (Division 138)

V C I - Growth & Income Fund (Division 134)        (22.62%)             --             --         (14.76%)       12/23/99

V C I - International Equities Fund                (19.93%)             --             --         (19.38%)       12/23/99
(Division 135)

V C I - Money Market I Fund (Division 132)          (0.17%)             --             --           2.20%        12/23/99

V C I - Opportunities Fund (Division 151)          (30.98%)             --             --         (34.31%)       11/15/00

V C I - Science & Technology Fund                  (41.05%)             --             --         (45.09%)       11/15/00
(Division 144)

V C I - Stock Index Fund (Division 133)            (23.52%)             --             --         (15.31%)       12/23/99

VALIC Company II ("V C II") - High Yield            (3.20%)             --             --          (1.25%)       11/15/00
Bond Fund (Division 147)

V C II - Mid Cap Value Fund (Division 145)         (15.17%)             --             --          (5.82%)       11/15/00

V C II - Strategic Bond Fund (Division 146)          5.11%              --             --           6.81%        11/15/00

                  TABLE I                          1 YEAR          5 YEARS         10 YEARS        SINCE        DIVISION
             FUND AND DIVISION                                                                   INCEPTION     INCEPTION
             -----------------                                                                                    DATE
Van Kampen LIT Emerging Growth Portfolio -         (33.43%)             --             --         (25.07%)       12/23/99
Class I Shares (Division 136)

See Footnotes following Table II.

                                                                        TABLE II

       CUMULATIVE RETURN (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
              WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED*

         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2002)

                  TABLE II                         1 YEAR          5 YEARS         10 YEARS        SINCE        DIVISION
             FUND AND DIVISION                                                                   INCEPTION     INCEPTION
             -----------------                                                                                    DATE
AIM V.I. Capital Appreciation Fund -               (25.42%)             --             --         (21.35%)       11/23/98
Series I (Division 117)

AIM V.I. Diversified Income Fund Series I            0.87%              --             --          (0.25%)       11/23/98
(Division 118)

Janus Aspen Growth Portfolio - Service             (27.75%)             --             --         (51.96%)       11/15/00
Shares (Division 141)

Janus Aspen Series International Growth            (26.80%)             --             --         (48.38%)       11/15/00
Portfolio - Service Shares (Division 142)

MFS VIT Capital Opportunities Series               (30.68%)             --             --         (50.07%)       11/15/00
(Division 143)

PIMCO Advisors VIT OpCap Managed Portfolio         (18.05%)             --             --         (15.84%)       12/23/99
(Division 139)

Oppenheimer Capital Appreciation Fund/VA           (27.88%)             --             --          (5.63%)       11/23/98
(Division 112)

Oppenheimer High Income Fund/VA                     (3.76%)             --             --          (4.84%)       11/23/98
(Division 114)

Oppenheimer Main Street Growth & Income            (19.94%)             --             --         (19.72%)       11/23/98
Fund/VA (Division 111)

Oppenheimer Main Street Small Cap Growth           (16.93%)             --             --           4.87%        11/23/98
Fund/VA (Division 113)

Putnam VT Global Equity Fund - Class IB            (23.48%)             --             --         (52.03%)       11/15/00
(Division 149)

Putnam VT Discovery Growth Fund - Class IB         (30.57%)             --             --         (60.14%)       11/15/00
(Division 148)

Templeton Developing Markets Fund Class 2           (1.55%)             --             --         (11.16%)       11/23/98
(Division 115)

Templeton Foreign Securities Fund Class 2          (19.70%)             --             --         (21.53%)       11/23/98
(Division 116)

VALIC Company I - ("V C I") - Government            10.47%              --             --          29.45%        12/23/99
Securities Fund (Division 138)

V C I - Growth & Income Fund (Division 134)        (22.62%)             --             --         (38.29%)       12/23/99

V C I - International Equities Fund                (19.93%)             --             --         (47.85%)       12/23/99
(Division 135)

V C I - Money Market I Fund (Division 132)          (0.17%)             --             --           6.81%        12/23/99

V C I - Opportunities Fund (Division 151)          (30.98%)             --             --         (59.13%)       11/15/00

V C I - Science & Technology Fund                  (41.05%)             --             --         (72.09%)       11/15/00
(Division 144)

V C I - Stock Index Fund (Division 133)            (23.52%)             --             --         (39.48%)       12/23/99

VALIC Company II ("V C II") - High Yield            (3.20%)             --             --          (2.64%)       11/15/00
Bond Fund (Division 147)

V C II - Mid Cap Value Fund (Division 145)         (15.17%)             --             --         (11.99%)       11/15/00

V C II - Strategic Bond Fund (Division 146)          5.11%              --             --          15.05%        11/15/00

Van Kampen LIT Emerging Growth Portfolio -         (33.43%)             --             --         (58.20%)       12/23/99
Class I Shares (Division 136)

* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** OCCAT Managed Portfolio changed its name to PIMCO Advisors Variable Investment Trust OpCap Managed Portfolio effective March 14, 2003. Putnam VT Global Equity Fund was formerly known as Putnam VT Global Growth Fund. Effective April 30, 2003, Putnam VT Voyager Fund II changed its name to Putnam VT Discovery Growth Fund.

(1) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Also effective with this merger, the Templeton Developing Markets Fund was renamed the Templeton Developing Markets Securities Fund. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Developing Markets Fund.

(2) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through March 31, 2000, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

                                                                       TABLE III

                  AVERAGE ANNUAL TOTAL RETURN OF AN INVESTMENT
    IN A HYPOTHETICAL CONTRACT* (INCLUDING MAXIMUM SEPARATE ACCOUNT CHARGES)
                WITH SURRENDER CHARGE AND MAINTENANCE FEE IMPOSED

              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2002

                 TABLE III                         1 YEAR          5 YEARS         10 YEARS        SINCE          FUND
             FUND AND DIVISION                                                                   INCEPTION     INCEPTION
             -----------------                                                                                    DATE
AIM V.I. Capital Appreciation Fund -               (30.53%)         -4.80%             --           5.46%        05/05/93
Series I (Division 117)

AIM V.I. Diversified Income Fund Series I           (4.29%)         -0.48%             --           3.17%        05/05/93
(Division 118)

Janus Aspen Growth Portfolio - Service             (32.86%)         -3.98%             --           4.96%        09/13/93
Shares (Division 141)

Janus Aspen Series International Growth            (31.91%)         -2.07%             --           6.05%        05/02/94
Portfolio - Service Shares (Division 142)

MFS VIT Capital Opportunities Series               (35.78%)         -2.70%             --           2.81%        08/14/96
(Division 143)

PIMCO Advisors VIT OpCap Managed Portfolio         (23.17%)         -2.60%           7.57%          9.87%        11/30/89
(Division 139) **

Oppenheimer Capital Appreciation Fund/VA           (32.99%)         -0.24%           8.24%          8.12%        11/30/89
(Division 112)

Oppenheimer High Income Fund/VA                     (8.91%)         -2.14%           5.02%          7.52%        11/30/89
(Division 114)

Oppenheimer Main Street Growth & Income            (25.06%)         -5.68%             --           6.74%        07/05/95
Fund/VA (Division 111)

Oppenheimer Main Street Small Cap Growth           (22.05%)                            --          (3.50%)       05/01/98
Fund/VA (Division 113)

Putnam VT Global Equity Fund - Class IB            (28.60%)         -6.11%           3.54%          2.95%        05/01/90
(Division 149) **

Putnam VT Discovery Growth Fund - Class IB         (35.67%)             --             --         (41.21%)       09/01/00
(Division 148) **

Templeton Developing Markets Fund Class 2           (6.69%)         -8.08%             --         (11.80%)       03/01/96
(Division 115)

Templeton Foreign Securities Fund Class 2          (24.83%)         -4.53%           5.99%          4.88%        05/01/92
(Division 116)

VALIC Company I - ("V C I") - Government             5.30%           5.36%           5.42%          5.87%        11/30/89
Securities Fund (Division 138)

V C I - Growth & Income Fund (Division 134)        (27.74%)         -4.53%             --           5.27%        04/29/94

V C I - International Equities Fund                (25.05%)         -6.42%           1.59%         (0.89%)       11/30/89
(Division 135)

V C I - Money Market I Fund (Division 132)          (5.32%)          2.08%           2.72%          3.01%        11/30/89

V C I - Opportunities Fund (Division 151)          (36.09%)             --             --         (39.39%)       10/01/00

V C I - Science & Technology Fund                  (46.14%)        -10.13%             --           3.74%        04/29/94
(Division 144)

V C I - Stock Index Fund (Division 133)            (28.64%)         -3.00%           7.38%          7.67%        11/30/89

VALIC Company II ("V C II") - High Yield            (8.34%)             --             --          (0.98%)       09/21/98
Bond Fund (Division 147)

V C II - Mid Cap Value Fund (Division 145)         (20.30%)             --             --           9.27%        09/21/98

V C II - Strategic Bond Fund (Division 146)         (0.05%)             --             --           3.99%        09/21/98

Van Kampen LIT Emerging Growth Portfolio -         (38.53%)          1.12%             --           7.40%        07/03/95
Class I Shares (Division 136)

See Footnotes following Table V.

                                                                        TABLE IV

                  AVERAGE ANNUAL TOTAL RETURN OF AN INVESTMENT
  IN A HYPOTHETICAL CONTRACT* (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
               WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED

              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2002


                  TABLE IV                         1 YEAR          5 YEARS         10 YEARS        SINCE          FUND
             FUND AND DIVISION                                                                   INCEPTION     INCEPTION
             -----------------                                                                                    DATE
AIM V.I. Capital Appreciation Fund -               (24.36%)           4.53%            --          10.21%        05/05/93
Series I (Division 117)

AIM V.I. Diversified Income Fund Series I            2.13%            1.58%            --           3.61%        05/05/93
(Division 118)

Janus Aspen Growth Portfolio - Service             (25.96%)           7.25%            --           9.96%        09/13/93
Shares (Division 141)

Janus Aspen Series International Growth            (24.51%)           8.20%            --          11.48%        05/02/94
Portfolio - Service Shares (Division 142)

MFS VIT Capital Opportunities Series               (24.56%)          10.23%            --          11.09%        08/14/96
(Division 143)

PIMCO Advisors VIT OpCap Managed Portfolio          (6.25%)           6.01%         11.62%         12.73%        11/30/89
(Division 139)

Oppenheimer Capital Appreciation Fund/VA           (13.81%)          12.60%         13.62%         13.01%        12/31/88
(Division 112)

Oppenheimer High Income Fund/VA                      0.53%            1.44%          7.22%          8.33%        12/31/88
(Division 114)

Oppenheimer Main Street Growth & Income            (11.43%)           5.23%            --          12.10%        07/05/95
Fund/VA (Division 111)

Oppenheimer Main Street Small Cap Growth            (1.77%)             --             --           2.30%        05/01/98
Fund/VA (Division 113)

Putnam VT Global Equity Fund - Class IB            (30.76%)           2.32%          6.29%          5.76%        05/01/90
(Division 149)

Putnam VT Discovery Growth Fund - Class IB         (31.76%)             --             --         (41.69%)       09/01/00
(Division 148)

Templeton Developing Markets Fund Class 2           (9.38%)         -13.09%            --         (12.39%)       03/01/96
(Division 115)

Templeton Foreign Securities Fund Class 2          (17.18%)           3.17%            --           8.13%        05/01/92
(Division 116)

VALIC Company I - ("V C I") - Government             5.28%            5.34%          5.10%          5.66%        11/30/89
Securities Fund (Division 138)

V C I - Growth & Income Fund (Division 134)        (11.34%)           5.44%            --           9.76%        04/29/94

V C I - International Equities Fund                (23.07%)          -1.15%          2.38%          1.02%        11/30/89
(Division 135)

V C I - Money Market I Fund (Division 132)           2.23%            3.50%          3.06%          3.44%        11/30/89

V C I - Opportunities Fund (Division 151)          (31.45%)             --             --         (38.90%)       10/01/00

V C I - Science & Technology Fund                  (42.01%)           1.17%            --          11.84%        04/29/94
(Division 144)

V C I - Stock Index Fund (Division 133)            (13.44%)           8.89%         11.01%         10.93%        11/30/89

VALIC Company II ("V C II") - High Yield             4.52%              --             --           1.03%        09/21/98
Bond Fund (Division 147)

V C II - Mid Cap Value Fund (Division 145)          (3.22%)             --             --          19.09%        09/21/98

V C II - Strategic Bond Fund (Division 146)          9.00%              --             --           4.80%        09/21/98

Van Kampen LIT Emerging Growth Portfolio -         (32.46%)          14.23%            --          15.86%        07/03/95
Class I Shares (Division 136)

See Footnotes following Table V.

                                                                         TABLE V

         CUMULATIVE RETURN OF AN INVESTMENT IN A HYPOTHETICAL CONTRACT*
                (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
               WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED

              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2002)


                  TABLE V                          1 YEAR          5 YEARS         10 YEARS        SINCE          FUND
             FUND AND DIVISION                                                                   INCEPTION     INCEPTION
             -----------------                                                                                    DATE
AIM V.I. Capital Appreciation Fund -               (24.36%)          24.80%            --         131.97%        05/05/93
Series I (Division 117)

AIM V.I. Diversified Income Fund Series I            2.13%            8.13%            --          35.94%        05/05/93
(Division 118)

Janus Aspen Growth Portfolio - Service             (25.96%)          41.93%            --         119.91%        09/13/93
Shares (Division 141)

Janus Aspen Series International Growth            (24.51%)          48.31%            --         129.99%        05/02/94
Portfolio - Service Shares (Division 142)

MFS VIT Capital Opportunities Series               (24.56%)          62.76%            --          76.14%        08/14/96
(Division 143)

PIMCO Advisors VIT OpCap Managed Portfolio          (6.25%)          33.90%        200.32%        325.40%        11/30/89
(Division 139)

Oppenheimer Capital Appreciation Fund/VA           (13.81%)          81.01%        258.66%        390.11%        12/31/88
(Division 112)

Oppenheimer High Income Fund/VA                      0.53%            7.43%        100.72%        183.01%        12/31/88
(Division 114)

Oppenheimer Main Street Growth & Income            (11.43%)          29.02%            --         109.87%        07/05/95
Fund/VA (Division 111)

Oppenheimer Main Street Small Cap Growth            (1.77%)             --             --           8.69%        05/01/98
Fund/VA (Division 113)

Putnam VT Global Equity Fund - Class IB            (30.76%)          12.15%         84.04%         92.28%        05/01/90
(Division 149)

Putnam VT Discovery Growth Fund - Class IB         (31.76%)             --             --         (51.23%)       09/01/00
(Division 148)

Templeton Developing Markets Fund Class 2           (9.38%)         -50.41%            --         (53.78%)       03/01/96
(Division 115)

Templeton Foreign Securities Fund Class 2          (17.18%)          16.90%            --         112.94%        05/01/92
(Division 116)

VALIC Company I - ("V C I") - Government             5.28%           29.73%         64.45%         94.48%        11/30/89
Securities Fund (Division 138)

V C I - Growth & Income Fund (Division 134)        (11.34%)          30.32%            --         104.28%        04/29/94

V C I - International Equities Fund                (23.07%)          -5.61%         26.55%         13.10%        11/30/89
(Division 135)

V C I - Money Market I Fund (Division 132)           2.23%           18.76%         35.16%         50.44%        11/30/89

V C I - Opportunities Fund (Division 151)          (31.45%)             --             --         (45.97%)       10/01/00

V C I - Science & Technology Fund                  (42.01%)           5.97%            --         135.96%        04/29/94
(Division 144)

V C I - Stock Index Fund (Division 133)            (13.44%)          53.06%        184.25%        250.19%        11/30/89

VALIC Company II ("V C II") - High Yield             4.52%              --             --           3.42%        09/21/98
Bond Fund (Division 147)

V C II - Mid Cap Value Fund (Division 145)          (3.22%)             --             --          77.28%        09/21/98

V C II - Strategic Bond Fund (Division 146)          9.00%              --             --          16.59%        09/21/98

Van Kampen LIT Emerging Growth Portfolio -         (32.46%)          94.47%            --         160.22%        07/03/95
Class I Shares (Division 136)

* The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

** OCCAT Managed Portfolio changed its name to PIMCO Advisors Variable Investment Trust OpCap Managed Portfolio effective March 14, 2003. Putnam VT Global Equity Fund was formerly known as Putnam VT Global Growth Fund. Effective April 30, 2003, Putnam VT Voyagers Fund II changed its name to Putnam VT Discovery Growth Fund.

(1) The Janus Aspen Series-Service Shares commenced operations on December 31, 1999. The returns shown reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The percentage show the change in performance from year-to-year during the period indicated. The Portfolios do not impose any sales or other charges that would affect performance computations. Each Portfolio's past performance does not necessarily indicate how it will perform in the future.

(2) On September 16, 1994, an investment company which had commenced operations on August 1, 1988 then called Quest For Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "New Trust"), at which time the New Trust commenced operations. The total assets of the Managed Portfolio immediately after the transaction were $682,601,380 with respect to the Old Trust and $51,345,102 with respect to the New Trust. For the period prior to September 16, 1994, the performance figure for the Managed Portfolio reflects the performance of the corresponding Managed Portfolio of the Old Trust.

(3) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Developing Markets Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

(4) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

                             PERFORMANCE COMPARISONS

      The performance of a Division may from time to time be compared with a broad-based market index as shown in the annual reports of the Funds.

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

      The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

      The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

      The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

      The portion of the first monthly variable payout payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

      In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

      Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

      Each deferred Contract provides that, when fixed payout payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

      The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

      The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

       1. Payout Unit value, beginning of period                         $  .980000
       2. Net investment factor for Period (see Example 3)                 1.023558
       3. Daily adjustment for 3% Assumed Investment Rate                   .999906
       4. (2)X(3)                                                          1.023462
       5. Payout Unit value, end of period (1)X(4)                       $ 1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

       1. Number of Purchase Units at Payout Date                         10,000.00
       2. Purchase Unit value (see Example 3)                            $ 1.800000
       3. Account Value of Contract (1)X(2)                              $18,000.00
       4. First monthly Payout Payment per $1,000 of Account Value       $     5.63
       5. First monthly Payout Payment (3)X(4)/1,000                     $   101.34
       6. Payout Unit value (see Example 10)                             $  .980000
       7. Number of Payout Units (5)/(6)                                    103.408
       8. Assume Payout Unit value for second month equal to             $  .997000
       9. Second monthly Payout Payment (7)X(8)                          $   103.10
      10. Assume Payout Unit value for third month equal to              $  .953000
      11. Third monthly Payout Payment (7)X(10)                          $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

      The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

      The Contracts have been sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.

      The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

      Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2000, 2001, and 2002 were $3,776,840, $6,144,419, and $250,806, respectively. Distributor retained $0 in Commissions for these same years.

                                     EXPERTS

In 2002, due to AIG's acquisition of AIG Annuity Insurance Company and its affiliated companies, AIG Annuity Insurance Company changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.

     The consolidated financial statements of AIG Annuity Insurance Company as of December 31, 2002 and for the year then ended and the financial statements of the A.G. Separate Account A as of December 31, 2002 and for the year then ended all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     The consolidated financial statements of the Company at December 31, 2001, and for each of the two years in the period then ended, and the statements of changes in net assets of the Company's Separate Account for the year ended December 31, 2001 and for the year then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors; as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

      The financial statements of AIG Annuity Insurance Company (formerly, American General Annuity Insurance Company) should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

      The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2002, and for the year then ended.

                          AIG ANNUITY INSURANCE COMPANY

               INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS


                                                                        Page
                                                                      Number(s)
                                                                      ---------

Reports of Independent Accountants/Auditors                            1 to 2

Consolidated Balance Sheets - December 31, 2002 and 2001               3 to 4

Consolidated Statements of Income and Comprehensive Income
- Years Ended December 31, 2002, 2001 and 2000                         5 to 6

Consolidated Statements of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                                       7 to 8

Notes to Consolidated Financial Statements                             9 to 30

                        Report of Independent Accountants



To the Board of Directors and Shareholder of AIG Annuity Insurance Company:

In our opinion, the accompanying consolidated balance sheet as of December 31, 2002 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG Annuity Insurance Company and subsidiaries (the "Company") at December 31, 2002, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.


/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 12, 2003, except for Note 13, to which the date is March 28, 2003

                         Report of Independent Auditors


To the Board of Directors and Shareholder of AIG Annuity Insurance Company:


We have audited the accompanying consolidated balance sheet of AIG Annuity Insurance Company and Subsidiaries as of December 31, 2001, and the related consolidated statements of income and comprehensive income and cash flows for the years ended December 31, 2001 and 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of AIG Annuity Insurance Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the years ended December 31, 2001 and 2000 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, in 2001 the Company changed its method of accounting for interest income and the recognition of impairment related to beneficial interests held in an investment portfolio.


                                                    /s/ ERNST & YOUNG LLP

Houston, Texas
February 1, 2002

                          AIG ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                                   December 31,   December 31,
                                                       2002           2001
                                                   ------------   ------------
                                                          (In millions)

ASSETS

Investments and cash:
    Cash and short-term investments                $        653   $        250
    Bonds, notes and redeemable preferred stocks
       available for sale, at fair value
       (amortized cost: December 2002, $31,313;
       December 2001, $23,470)                           32,371         23,621
    Mortgage loans                                          288            246
    Policy loans                                             65             71
    Common stocks available for sale,
       at fair value (cost: December 2002, $2;
       December 2001, $4)                                     3              3
    Partnerships                                            888            133
    Other invested assets                                 3,262            285
                                                   ------------   ------------

    Total investments and cash                           37,530         24,609

    Variable annuity assets held in
       separate accounts                                    354            383
    Accrued investment income                               444            348
    Deferred acquisition costs                            1,259          1,022
    Cost of insurance purchased                             187            246
    Goodwill                                                830            830
    Other assets                                            138            141
                                                   ------------   ------------

    TOTAL ASSETS                                   $     40,742   $     27,579
                                                   ============   ============


          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                 December 31,   December 31,
                                                     2002           2001
                                                 ------------   ------------
                                                       (In millions)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
    Reserves for fixed annuity contracts
       without life contingencies                $     28,484   $     20,795
    Reserves for fixed annuity contracts
       with life contingencies                          2,818          2,767
    Securities loaned under collateral
       agreement                                        2,983             10
    Income taxes currently payable                          3             --
    Other liabilities                                   1,210            433
                                                 ------------   ------------

    Total reserves, payables and
       accrued liabilities                             35,498         24,005
                                                 ------------   ------------

Variable annuity liabilities related to
       separate accounts                                  354            383
                                                 ------------   ------------

Deferred income taxes                                     387            181
                                                 ------------   ------------

Shareholder's equity:
    Common stock                                            3              3
    Additional paid-in capital                          3,489          2,464
    Retained earnings                                     648            484
    Accumulated other comprehensive income                363             59
                                                 ------------   ------------

    Total shareholder's equity                          4,503          3,010
                                                 ------------   ------------

    TOTAL LIABILITIES AND SHAREHOLDER'S
       EQUITY                                    $     40,742   $     27,579
                                                 ============   ============


          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                              Years Ended December 31,
                                         --------------------------------
                                           2002        2001        2000
                                         --------    --------    --------
                                                  (In millions)

REVENUES:

     Investment income                   $  1,986    $  1,625    $  1,357
     Premiums and other considerations         50         379         301
     Fee income                                26          26          29
     Net realized investment losses          (300)        (84)        (76)
                                         --------    --------    --------

     Total revenues                         1,762       1,946       1,611
                                         --------    --------    --------

BENEFITS AND EXPENSES:

     Interest credited to fixed
        annuity contracts                   1,186         986         801
     Interest expense on securities
        lending agreement                       3          --          --
     Insurance policy benefits                194         188         168
     Increase in policy reserves               51         358         287
     General and administrative
        expenses, net of deferrals             32          30          31
     Amortization of goodwill                  --          23          23
     Amortization of deferred
        acquisition costs and
        cost of insurance purchased            39         257         112
     Annual commissions                         6           2           4
                                         --------    --------    --------

     Total benefits and expenses            1,511       1,844       1,426
                                         --------    --------    --------

PRETAX INCOME BEFORE CUMULATIVE
     EFFECT OF ACCOUNTING CHANGE              251         102         185

Income tax expense                             87          41          70
                                         --------    --------    --------

INCOME BEFORE CUMULATIVE EFFECT
     OF ACCOUNTING CHANGE                     164          61         115

Cumulative effect of accounting
     change, net of tax                        --         (22)         --
                                         --------    --------    --------

NET INCOME                               $    164    $     39    $    115
                                         --------    --------    --------


          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
     CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                               Years Ended December 31,
                                          --------------------------------
                                            2002        2001        2000
                                          --------    --------    --------
                                                   (In millions)

OTHER COMPREHENSIVE INCOME:
  Net unrealized gains on fixed
     maturity and equity securities
     available for sale identified
     in the current  period               $  1,227    $    472    $    559
  Less reclassification adjustment
     for net realized gains (losses)
     included in net income                   (318)        (53)        (81)
  Adjustment to deferred acquisition
     costs                                    (442)       (151)         31
  Income tax benefit (expense), net of
     releases of deferred tax valuation
     allowance of $97 in 2001 and $145
     in 2000                                  (163)          2         (30)
                                          --------    --------    --------

OTHER COMPREHENSIVE INCOME                     304         270         479
                                          --------    --------    --------

COMPREHENSIVE INCOME                      $    468    $    309    $    594
                                          ========    ========    ========


          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            Years Ended December 31,
                                                                       --------    --------    --------
                                                                         2002        2001        2000
                                                                       --------    --------    --------
                                                                                 (In millions)

CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income                                                        $    164    $     39    $    115
     Adjustments to reconcile net
        income to net cash provided by
             operating activities:
             Cumulative effect of accounting change, net of tax              --          22          --
             Interest credited to fixed annuity contracts                 1,186         986         801
             Net realized investment losses                                 300          84          76
             Amortization (accretion) of net premiums (discounts)
                on investments                                              (27)         (3)          7
             Amortization of goodwill                                        --          23          23
             Provision for deferred income taxes                             44          16          46
     Change in:
        Accrued investment income                                           (96)        (62)        (45)
        Deferred acquisition costs and cost of insurance purchased         (517)        (93)       (147)
        Other assets                                                         10           5          (7)
        Reserves for fixed annuity contracts with life contingencies         51         358         287
        Income taxes currently receivable/ payable                            3          (3)         14
        Other liabilities                                                   301         152           7
     Other, net                                                             (15)        (62)         (1)
                                                                       --------    --------    --------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                 1,404       1,462       1,176
                                                                       --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Purchases of:
        Bonds, notes and redeemable preferred stocks                    (26,444)    (21,172)     (8,563)
        Mortgage loans                                                      (97)        (23)        (57)
        Other investments, excluding short-term investments                 (16)        (35)        (44)
     Sales of:
        Bonds, notes and redeemable preferred stocks                     18,245      15,707       5,206
        Other investments, excluding short-term investments                  21           6          26
     Redemptions and maturities of:
        Bonds, notes and redeemable preferred stocks                        572         763         420
        Mortgage loans                                                       55           7           8
                                                                       --------    --------    --------

NET CASH USED IN INVESTING ACTIVITIES                                    (7,664)     (4,747)     (3,004)
                                                                       --------    --------    --------


          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                               2002        2001        2000
                                                             --------    --------    --------
                                                                      (In millions)

CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits on fixed annuity contracts                      $  8,481    $  5,328    $  4,107
    Net exchanges from the fixed accounts of variable
       annuity contracts                                          (58)       (111)        (77)
    Withdrawal payments on fixed annuity contracts             (1,305)     (1,619)     (1,831)
    Claims and annuity payments on fixed annuity contracts       (715)       (542)       (477)
    Capital contributions from Parent                             260         253         131
                                                             --------    --------    --------

NET CASH PROVIDED BY FINANCING
    ACTIVITIES                                                  6,663       3,309       1,853
                                                             --------    --------    --------

NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS                   403          24          25

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD            250         226         201
                                                             --------    --------    --------

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD             $    653    $    250    $    226
                                                             ========    ========    ========

SUPPLEMENTAL CASH FLOW INFORMATION:

    Interest paid on indebtedness                            $      3    $     --    $     --
                                                             ========    ========    ========

    Income taxes paid                                        $     41    $     22    $      9
                                                             ========    ========    ========


          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         AIG Annuity Insurance Company (formerly known as American General Annuity Insurance Company), including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services and retirement savings and asset management. The Company is a Texas-domiciled life insurance company principally engaged in the business of writing fixed annuities directed to the market for tax-deferred long-term savings products. The Company develops, markets and issues annuity products through a variety of distribution channels. The Company sells deferred annuities, including its proprietary fixed annuities, through financial institutions, principally banks and thrifts. The Company also markets deferred annuities to both tax-qualified and non-qualified retirement markets through personal producing general agents ("PPGAs"), independent broker-dealers and asset management companies throughout the United States.

         The Company's sales of deferred annuity products through financial institutions represent a substantial amount of its total sales from such products. Sales of deferred annuities by the top producing individual financial institution comprised approximately 22%, 23% and 29% of net premiums collected in 2002, 2001 and 2000, respectively. Sales of deferred annuities through the top five producing individual financial institutions comprised approximately 49%, 48% and 45% of net premiums collected in 2002, 2001 and 2000, respectively.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

                          AIG ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly upon receipt to reserves for fixed annuity contracts without life contingencies.

         The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions, which affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Cash and short-term investments includes cash and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax and amortization of deferred acquisition costs, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. These reductions are recorded as realized losses in the consolidated statement of income and comprehensive income. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Partnerships are carried at fair value.

         Other invested assets consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

                          AIG ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

         DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

         The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholder's equity. Any ineffective portion of cash flow hedges is reported in net realized investment losses.

         On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

         Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

         All of the Company's interest rate swap agreements entered into during 2002 were accounted for as hedges and there was no ineffectiveness associated with these instruments in the year ended December 31, 2002. At December 31, 2002, there were no net derivative losses to be reclassified into net income within the next twelve months.

                          AIG ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Swaptions, which are options to enter into interest rate swap agreements, limit the Company's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

         During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

         During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

         Premiums paid to purchase swaptions and subsequent changes in fair value are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment losses. Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Swaptions outstanding at December 31, 2002 expire in 2003. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire and the Company's exposure would be limited to the premiums paid. These premiums were not significant for 2002.

         The Company has also entered into a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the underlying equity-indexed annuity contracts. Changes in the fair value of the embedded derivative and the call options are included in current earnings.

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

                          AIG ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity.

         AMORTIZATION OF DAC: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         COST OF INSURANCE PURCHASED ("CIP"): The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 4.0% to 7.9% in 2002, 2001 and 2000. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

         VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
         The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the consolidated statement of income and comprehensive income.

         GOODWILL: In accordance with Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is

                          AIG ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         performed, followed by a measurement of the amount of impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for a further discussion of SFAS 142.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts without life contingencies are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

         Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

         SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: On July 18, 2002, the Company entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

         PREMIUMS AND OTHER CONSIDERATIONS: For fixed annuity contracts with life contingencies, net premiums and other considerations are recorded as revenue when received.

         FEE INCOME: Variable annuity fees and surrender charges are recorded as income when earned.

         INCOME TAXES: Prior to January 1, 2002, the Company filed a separate federal income tax return as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. The Company now joins in the filing of a consolidated federal income tax return with the Parent and its life insurance company subsidiaries. The Company has a written agreement with the Parent setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent agrees

                          AIG ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force ("EITF") of the Financial Accounting Standards Board ("FASB") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change loss of $22.0 million, net of tax.

         In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill in its consolidated statement of income and comprehensive income and is effective January 1, 2002. Goodwill amortization expense recorded in the Company's consolidated statement of income and comprehensive income amounted to $23.0 million in each of the years ended December 31, 2001 and 2000. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of January 1, 2002, and performed annual impairment testing as of September 30, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2002.

         In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the

                          AIG ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

         In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

         The provisions of FIN 46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

         The Company is currently evaluating the impact of applying FIN 46 to existing VIEs in which it has a variable interest, and believes that the impact on its results of operations and financial condition will not be significant.

                          AIG ANNUITY INSURANCE COMPANY

3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                      Amortized      Estimated
                                                        Cost        Fair Value
                                                    ------------   ------------
                                                           (In millions)

         At December 31, 2002:

         Securities of the United States
             Government                             $        201   $        211
         Mortgage-backed securities                        7,900          8,192
         Securities of public utilities                    1,920          1,919
         Corporate bonds and notes                        17,645         18,270
         Other debt securities                             3,594          3,725
         Redeemable preferred stocks                          53             54
                                                    ------------   ------------

             Total                                  $     31,313   $     32,371
                                                    ============   ============


         AT DECEMBER 31, 2001:

         Securities of the United States
             Government                             $         70   $         69
         Mortgage-backed securities                        5,414          5,475
         Securities of public utilities                    1,312          1,298
         Corporate bonds and notes                        16,412         16,517
         Other debt securities                               216            223
         Redeemable preferred stocks                          46             39
                                                    ------------   ------------

             Total                                  $     23,470   $     23,621
                                                    ============   ============

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2002, follow:

                                                      Amortized      Estimated
                                                        Cost        Fair Value
                                                    ------------   ------------
                                                           (In millions)
        Due in one year or less                     $        461   $        459
        Due after one year through five years              3,830          3,979
        Due after five years through ten years            11,815         12,300
        Due after ten years                                7,307          7,441
        Mortgage-backed securities                         7,900          8,192
                                                    ------------   ------------

        Total                                       $     31,313   $     32,371
                                                    ============   ============

                          AIG ANNUITY INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

         Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                        Gross         Gross
                                                      Unrealized   Unrealized
                                                        Gains        Losses
                                                      ----------   ----------
                                                          (In millions)

         At December 31, 2002:

         Securities of the United States Government   $       11   $       (1)
         Mortgage-backed securities                          296           (4)
         Securities of public utilities                       95          (96)
         Corporate bonds and notes                         1,234         (609)
         Other debt securities                               173          (42)
         Redeemable preferred stocks                           7           (6)
                                                      ----------   ----------

             Total fixed maturity securities               1,816         (758)
             Common stocks                                     1           --
                                                      ----------   ----------
                 Total                                $    1,817   $     (758)
                                                      ==========   ==========

         At December 31, 2001:

         Securities of the United States Government   $       --   $       (1)
         Mortgage-backed securities                           98          (37)
         Securities of public utilities                       24          (38)
         Corporate bonds and notes                           517         (412)
         Other debt securities                                 8           (1)
         Redeemable preferred stocks                           1           (8)
                                                      ----------   ----------

             Total fixed maturity securities                 648         (497)
             Common stocks                                    --           (1)
                                                      ----------   ----------
                 Total                                $      648   $     (498)
                                                      ==========   ==========

         Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 are as follows:

                                               2002         2001         2000
                                            ---------    ---------    ---------
                                                      (In millions)

        Gross unrealized gains              $   1,817    $     648    $     315
        Gross unrealized losses                  (758)        (498)        (584)
        DAC/CIP adjustments                      (501)         (59)          92
        Deferred federal income taxes            (195)         (32)         (34)
                                            ---------    ---------    ---------
            Net unrealized gains (losses)
                on securities               $     363    $      59    $    (211)
                                            =========    =========    =========

                          AIG ANNUITY INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on investments are as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                            2002          2001          2000
                                         ----------    ----------    ----------
                                                     (In millions)

         BONDS, NOTES AND REDEEMABLE
             PREFERRED STOCKS:
             Realized gains              $      150    $      118    $       19
             Realized losses                   (255)         (101)          (68)

         PARTNERSHIPS:
             Realized gains                      --            13            20
             Realized losses                     (5)          (30)          (14)

         IMPAIRMENT WRITEDOWNS                 (190)          (84)          (33)
                                         ----------    ----------    ----------

         Total net realized investment
             losses                      $     (300)   $      (84)   $      (76)
                                         ==========    ==========    ==========

         The sources and related amounts of investment income (losses) are as follows:

                                               Years Ended December 31,
                                       --------------------------------------
                                          2002          2001          2000
                                       ----------    ----------    ----------
                                                   (In millions)

         Bonds, notes and redeemable
             preferred stocks          $    1,947    $    1,537    $    1,269
         Mortgage loans                        22            18            15
         Partnerships                          (1)            7            21
         Other invested assets                 24            25            26
         Short-term investments                13            60            43

         Less:  investment expenses           (19)          (22)          (17)
                                       ----------    ----------    ----------

             Total investment income   $    1,986    $    1,625    $    1,357
                                       ==========    ==========    ==========

         At December 31, 2002, no investment in a single entity exceeded 10% of the Company's consolidated shareholder's equity.

         At December 31, 2002, bonds, notes and redeemable preferred stocks included $1.69 billion of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with approximately 18% in utilities, 14% in basic industrial, 14% in consumer cyclical and 13% in consumer non-cyclical. No other industry concentration constituted more than 10% of these assets.

                          AIG ANNUITY INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         At December 31, 2002, mortgage loans were collateralized by properties located in 23 states, with loans totaling approximately 34% of the aggregate carrying value of the portfolio secured by properties located in California and 9% by properties located in Illinois. No more than 6% of the portfolio was secured by properties in any other single state.

         At December 31, 2002, the type of property collateralizing the mortgage loan portfolio was approximately 48% office, 30% retail, 7% industrial, 5% multifamily residential and 10% other types.

         At December 31, 2002, the carrying value, which approximates market value, of bonds, notes and redeemable preferred stocks securities in default as to the payment of principal or interest totaled $133.8 million.

         At December 31, 2002, $6.9 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

         In the normal course of the Company's asset management, securities are sold and reacquired within thirty days of the sale date to enhance the Company's yield on its investment portfolio. Such transactions involve highly-rated government agency securities. There were no securities subject to repurchase agreements at December 31, 2002 or 2001.

         For both securities lending and repurchase agreements, Company policy requires a minimum of 102% of the fair value of the securities subject to the agreements to be maintained as collateral. Other invested assets at December 31, 2002 included $2.98 billion of restricted collateral related to securities lending agreements. Other invested assets at December 31, 2001 included $9.7 million of restricted collateral related to securities lending agreements.

4.       DERIVATIVE FINANCIAL INSTRUMENTS

         Derivative financial instruments related to investment securities did not have a material effect on investment income or net realized investment losses in any of the three years in the period ended December 31, 2002, and there was no ineffectiveness associated with derivative financial instruments accounted for as hedges in the year ended December 31, 2002.

                          AIG ANNUITY INSURANCE COMPANY

4.       DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

         Interest rate swap agreements and swaptions related to investment securities were as follows:

                                                      December 31,  December 31,
                                                          2002          2001
                                                      ------------  ------------
                                                            (In millions)

         Interest rate swap agreements to pay
            fixed rate:
            Notional amount                            $       20    $       30
            Average receive rate                             4.64%         5.00%
            Average pay rate                                 8.53%         7.77%

         Call swaptions:
            Notional amount                            $       --    $      242
            Average exchange rate                              --          5.25%

         Put swaptions:
            Notional amount                            $    2,730    $      766
            Average exchange rate                            7.75%         8.25%

         Call options were as follows:

                                                    December 31,  December 31,
                                                        2002         2001
                                                    ------------  ------------
                                                          (In millions)

         Call options:
            Notional amount                          $       11   $       12
            Average strike price                          1,429        1,446

         Derivative financial instruments expose the Company to credit risk in the event of nonperformance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the Company's consolidated results of operations and financial position. The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                          AIG ANNUITY INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially-determined assumptions, incorporating market interest rates.

         PARTNERSHIPS: Fair value of partnerships that invest in equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

                          AIG ANNUITY INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

         SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

         The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001, compared with their respective carrying values, are as follows:

                                                         Carrying       Fair
                                                           Value       Value
                                                        ----------   ----------
                                                            (In millions)

         December 31, 2002:

         ASSETS:
             Cash and short-term investments            $      653   $      653
             Bonds, notes and redeemable
                preferred stocks                            32,371       32,371
             Mortgage loans                                    288          332
             Policy loans                                       65           69
             Common stocks                                       3            3
             Partnerships                                      888          888
             Securities held under collateral
                agreements                                   2,983        2,983
             Variable annuity assets held in
                separate accounts                              354          354

         LIABILITIES:
             Reserves for fixed annuity contracts           31,302       31,197
             Securities loaned under collateral
                agreements                                   2,983        2,983
             Variable annuity liabilities
                related to separate accounts                   354          354

         December 31, 2001:

         ASSETS:
             Cash and short-term investments            $      250   $      250
             Bonds, notes and redeemable
                preferred stocks                            23,621       23,621
             Mortgage loans                                    246          256
             Policy loans                                       71           70
             Common stocks                                       3            3
             Partnerships                                      133          133
             Variable annuity assets held in
                separate accounts                              383          383

         LIABILITIES:
             Reserves for fixed annuity contracts           23,562       23,010
             Variable annuity liabilities related to
                separate accounts                              383          383

                          AIG ANNUITY INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The carrying value and fair value of bonds, notes and redeemable preferred stocks include derivative financial instruments with an immaterial fair value at December 31, 2002 and 2001.

6.       DAC AND CIP

         Activity in DAC was as follows:

                                                Years Ended December 31,
                                             --------------------------------
                                               2002        2001        2000
                                             --------    --------    --------
                                                     (In millions)

         Balance at January 1                $  1,022    $    910    $    600
         Deferrals:
            Commissions                           526         322         238
            Other acquisition costs               133          77          99
         Accretion of interest                     77          59          45
         Amortization related to operations      (233)       (213)       (117)
         Amortization related to net
            realized investment losses            133         (25)         12
         Effect of net unrealized
            (gains) losses on securities         (399)       (108)         33
                                             --------    --------    --------

         Balance at December 31              $  1,259    $  1,022    $    910
                                             ========    ========    ========

         The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $10.6 million to reflect changes in interest spread assumptions and changes in the business inforce. In 2001, DAC amortization was increased by $84.0 million to reflect higher surrenders expected on business no longer in the surrender charge period. DAC amortization was decreased by $28.0 million in 2000 to reflect changes in lapse assumptions.

         Activity in CIP was as follows:

                                                    Years Ended December 31,
                                                --------------------------------
                                                  2002        2001        2000
                                                --------    --------    --------
                                                         (In millions)

         Balance at January 1                   $    246    $    367    $    419
         Accretion of interest                        12          16          19
         Amortization related to operations          (42)        (88)        (78)
         Amortization related to net realized
            investment losses                         14          (6)          7
         Effect of net unrealized gains on
            securities
                                                     (43)        (43)         --
                                                --------    --------    --------
         Balance at December 31                 $    187    $    246    $    367
                                                ========    ========    ========

         Adjustments recorded to CIP amortization, to reflect revisions to underlying interest spread and surrender assumptions to more closely approximate expected future experience, decreased amortization by $8.1 million in 2002 and $18.0 million in 2000.

                          AIG ANNUITY INSURANCE COMPANY

6.       DAC AND CIP (Continued)

         CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $33.6 million, $27.3 million, $23.1 million, $19.3 million and $16.8 million, respectively.

7.       REINSURANCE

         The Company has a closed block of life insurance business. Prior to closing the block of life insurance business, the Company limited its exposure to loss on any single life insurance policy in order to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. The Company's reinsurance arrangements do not relieve the Company from its direct obligations to its insured. Thus, a credit exposure exists with respect to life insurance business ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

         Direct and assumed life insurance in force totaled $307.5 million, $333.3 million and $363.5 million at December 31, 2002, 2001 and 2000, respectively, and ceded life insurance in force totaled $112.9 million, $126.5, and $144.9 million at December 31, 2002, 2001 and 2000, respectively.

         The cost of ceded policies containing mortality risks totaled $0.9 million in 2002, $0.9 million in 2001, and $1.1 million in 2000. Reinsurance recoveries netted against insurance policy benefits totaled $0.3 million, $0.5 million and $0.5 million in 2002, 2001 and 2000, respectively.

         From October 1995 to April 1998, the Company and American General Life Insurance Company ("AG Life"), an affiliate, were parties to a 50% modified coinsurance agreement in connection with certain fixed annuity contracts with and without life contingencies issued by AG Life. The arrangement resulted in $1.2 million, $3.4 million and $2.9 million of pretax income for the Company in 2002, 2001 and 2000, respectively. The assets and the insurance liabilities recorded by the Company resulting from this agreement as of December 31, 2002 and 2001 were $277.1 million and $274.9 million, respectively.

8.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company had $37.1 million of unfunded commitments for its investments in partnerships at December 31, 2002. These commitments expire evenly over the next five years.

                          AIG ANNUITY INSURANCE COMPANY

8.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         The Company had $20.0 million of unfunded commitments for mortgage loans at December 31, 2002. The commitments expire in 2003.

         Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

         All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The December 31, 2002 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that remaining assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

         The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not material.

         On October 7, 2002, the Company entered into a commitment to lend $54.0 million to an affiliate under a 364-day term loan, to be funded on or after January 1, 2003 and prior to July 7, 2003. The loan will be secured by a first priority security interest in limited partnership interests to be acquired by the borrower using the loan proceeds. The Company received a 0.25% commitment fee. Interest on the loan will accrue at LIBOR plus 4.0% per annum and be payable upon the payment in full of the loan by the borrower.

         On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility ("the facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $50.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option, at the commitment termination date of October 31, 2003, to convert any outstanding loan balances to one-year term loans. The Company will receive annual facility fees of .045% on its commitment. There were no borrowings outstanding under the facility as of December 31, 2002.

         On December 20, 2002, the Company entered into a commitment to lend $62.5 million to an affiliate under a 364-day term loan, to be funded on or after January 1, 2003 and prior to July 15, 2003. The loan will be secured by a first priority security interest in preferred equity investments to be acquired by the borrower using the loan proceeds.

                          AIG ANNUITY INSURANCE COMPANY

8.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         The Company will receive a 1.0% commitment fee. Interest on the loan and the commitment fee will accrue at 12.0% per annum and be payable upon the payment in full of the loan and the commitment fee by the borrower.

9.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 100,000 shares of its $50 par value common stock. At December 31, 2002 and 2001, 50,000 shares were issued and outstanding.

         Changes in shareholder's equity were as follows:

                                               Years Ended December 31,
                                           -------------------------------
                                             2002       2001        2000
                                           --------   --------    --------
                                                   (In millions)

         ADDITIONAL PAID-IN CAPITAL:
            Beginning balances             $  2,464   $  2,211    $  2,080
            Capital contributions from
               Parent                         1,025        253         131
                                           --------   --------    --------

         Ending balances                   $  3,489   $  2,464    $  2,211
                                           ========   ========    ========

         RETAINED EARNINGS:
            Beginning balances             $    484   $    445    $    330
            Net income                          164         39         115
                                           --------   --------    --------

         Ending balances                   $    648   $    484    $    445
                                           ========   ========    ========

         ACCUMULATED OTHER COMPREHENSIVE
            INCOME (LOSS):
            Beginning balances             $     59   $   (211)   $   (690)
            Other comprehensive income          304        270         479
                                           --------   --------    --------

         Ending balances                   $    363   $     59    $   (211)
                                           ========   ========    ========

         On December 31, 2002, the Parent contributed to the Company a 100% interest in SAI Hedge Fund Holdings LLC ("SHFH"). SHFH was formed on December 13, 2002. SHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The capital contribution was recorded in the amount of $765.6 million, representing the equity of SHFH.

         The Company received cash capital contributions from the Parent of $260.0 million in 2002, $253.0 million in 2001 and $131.0 million in 2000.

                          AIG ANNUITY INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2003 without obtaining prior approval of the Insurance Commissioner is $210.7 million. There were no dividends paid to the Parent in 2002 or 2001. The Company paid a dividend of $0.5 million to the Parent in 2000.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income (loss) for the years ended December 31, 2002, 2001 and 2000 totaled $(262.2) million, $(154.9) million and $24.9 million, respectively. The Company's statutory capital and surplus totaled $2.11 billion at December 31, 2002 and $1.27 billion at December 31, 2001.

10.      INCOME TAXES

         The components of the provisions for income taxes on pretax income consist of the following:

                                        Net Realized
                                         Investment
                                           Gains
                                          (Losses)     Operations       Total
                                        ------------   ----------    ----------
                                                     (In millions)

         YEAR ENDED DECEMBER 31, 2002:

         Currently payable               $       11    $       32    $       43
         Deferred                              (116)          160            44
                                         ----------    ----------    ----------

            Total income tax expense
               (benefit)                 $     (105)   $      192    $       87
                                         ==========    ==========    ==========

         YEAR ENDED DECEMBER 31, 2001:

         Currently payable               $       17    $        8    $       25
         Deferred                               (57)           73            16
                                         ----------    ----------    ----------

            Total income tax expense
               (benefit)                 $      (40)   $       81    $       41
                                         ==========    ==========    ==========

         YEAR ENDED DECEMBER 31, 2000:

         Currently payable               $       32    $       (8)   $       24
         Deferred                                57           (11)           46
                                         ----------    ----------    ----------

            Total income tax expense
               (benefit)                 $       89    $      (19)   $       70
                                         ==========    ==========    ==========

                          AIG ANNUITY INSURANCE COMPANY

10.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years Ended December 31,
                                          --------------------------------------
                                             2002          2001          2000
                                          ----------    ----------    ----------
                                                     (In millions)

        Amount computed at
            statutory rate                $       88    $       36    $       65
        Increases (decreases)
            resulting from:
               Amortization of goodwill           --             8             8
               State income taxes,
                  net of federal tax
                  benefit                          3             1             1
               Tax credits                        (3)           (3)           (3)
               Other, net                         (1)           (1)           (1)
                                          ----------    ----------    ----------

               Total income tax expense   $       87    $       41    $       70
                                          ==========    ==========    ==========

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                               December 31,  December 31,
                                                   2002          2001
                                               ------------  ------------
                                                     (In millions)

         DEFERRED TAX LIABILITIES:
         DAC and CIP                            $      404    $      367
         Investments - basis differential               --            20
         Net unrealized gains on debt and
            equity securities available for
            sale                                       371            52
         Other                                           2            --
                                                ----------    ----------
         Total deferred tax liabilities                777           439
                                                ----------    ----------

         DEFERRED TAX ASSETS:
         Investments - basis differential              (61)           --
         Reserves for fixed annuity contracts         (329)         (247)
         Other                                          --           (11)
                                                ----------    ----------
         Total deferred tax assets                    (390)         (258)
                                                ----------    ----------

         Liability for deferred income taxes    $      387    $      181
                                                ==========    ==========

                          AIG ANNUITY INSURANCE COMPANY

11.      RELATED-PARTY TRANSACTIONS

         Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing, and data processing services from AIG or its subsidiaries. Amounts paid for such services totaled $25.1 million, $41.2 million and $33.5 million for the years ended December 31, 2002, 2001 and 2000, respectively.

         During the year ended December 31, 2002, the Company paid $0.5 million to an affiliate of the Company to administer its securities lending program (see Note 2).

         Pursuant to a cost allocation agreement, the Company provides policy administration services to affiliated entities. Amounts received for such services totaled $9.3 million, $0.6 million and $0.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

         In 2002, the Company sold certain nonaffiliated surplus debentures with an aggregate carrying value of $82.0 million to an affiliate for their estimated market value, and recorded realized losses of $23.2 million on the sales.

12.      EMPLOYEE BENEFIT PLANS

         For the two years ended December 31, 2001, substantially all employees of the Company were covered under benefit plans sponsored by AGC, including a qualified defined benefit pension plan, contributory life, medical and dental postretirement benefit plans, and a qualified defined contribution savings plan. The amounts related to the benefit plans were not material to the Company's consolidated financial position or results of operations.

         Effective January 1, 2002, as a result of AIG's acquisition of AGC, substantially all employees of AGC and its subsidiaries, including the Company, are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

13.      SUBSEQUENT EVENT

         Effective March 28, 2003, the Company received a capital contribution of $80.0 million from the Parent.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2002




                                    CONTENTS

Reports of Independent Accountants/Auditors  ............................      1
Statement of Net Assets..................................................      3
Schedule of Portfolio Investments........................................     13
Statement of Operations..................................................     14
Statements of Changes in Net Assets......................................     24
Notes to Financial Statements............................................     43


                        REPORT OF INDEPENDENT ACCOUNTANTS



TO THE BOARD OF DIRECTORS OF AIG ANNUITY INSURANCE COMPANY AND CONTRACT OWNERS OF A.G. SEPARATE ACCOUNT A


In our opinion, the accompanying statements of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions listed in Note A of A.G. Separate Account A at December 31, 2002, the results of each of their operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of AIG Annuity Insurance Company; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.



/S/ PricewaterhouseCoopers LLP


Houston, Texas
April 11, 2003

                         REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF AIG ANNUITY INSURANCE COMPANY AND
CONTRACT OWNERS OF A.G. SEPARATE ACCOUNT A


We have audited the accompanying statement of changes in net assets of A.G. Separate Account A (comprised of the following divisions: 1 through 9 inclusive, 20 through 29 inclusive, 111 through 118 inclusive, 132 through 136 inclusive, 138 through 139 inclusive, 141 through 149 inclusive, and 151) (collectively, the "Separate Account") for the period ended December 31, 2001 as indicated therein. This financial statement is the responsibility of the Separate Account's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion the financial statement referred to above presents fairly, in all material respects, the changes in the net assets of the Separate Account for the period ended December 31, 2001 as indicated therein, in conformity with accounting principles generally accepted in the United States.




                                                           /s/ Ernst & Young LLP

Houston, Texas
March 6, 2002

                             A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2002

                                                          ONE GROUP           ONE GROUP           ONE GROUP           ONE GROUP
                                                      INVESTMENT TRUST    INVESTMENT TRUST    INVESTMENT TRUST    INVESTMENT TRUST
                                                         DIVERSIFIED           EQUITY             LARGE CAP            MID CAP
                                                      EQUITY PORTFOLIO    INDEX PORTFOLIO     GROWTH PORTFOLIO     VALUE PORTFOLIO
                                                      -----------------------------------------------------------------------------
                                                         DIVISION 1          DIVISION 2           DIVISION 3          DIVISION 4
                                                      -----------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds,
        At Fair Value                                 $   15,481,565     $      5,346,589     $     21,463,195     $     15,903,906
                                                      ------------------------------------------------------------------------------
Net Assets                                            $   15,481,565     $      5,346,589     $     21,463,195     $     15,903,906
                                                      ==============================================================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net Of
        Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)       $   15,481,565     $      5,346,589     $     21,463,195     $     15,903,906
                                                      ------------------------------------------------------------------------------
Total Contract Owner Reserves                         $   15,481,565     $      5,346,589     $     21,463,195     $     15,903,906
                                                      ==============================================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                         $            -     $              -     $              -     $              -
   Accumulation Units Outstanding                                  -                    -                    -                    -
   Unit Value of Units Outstanding                    $            -     $              -     $              -     $              -

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                         $            -     $              -     $              -     $              -
   Accumulation Units Outstanding                                  -                    -                    -                    -
   Unit Value of Units Outstanding                    $            -     $              -     $              -     $              -

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                         $            -     $              -     $              -     $              -
   Accumulation Units Outstanding                                  -                    -                    -                    -
   Unit Value of Units Outstanding                    $            -     $              -     $              -     $              -

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                         $   15,481,565     $      5,346,589     $     21,463,195     $     15,903,906
   Accumulation Units Outstanding                      2,345,592.683          814,753.553        4,257,144.592        1,434,533.944
   Unit Value of Units Outstanding                    $     6.600278     $       6.562216     $       5.041688     $      11.086462


                See accompanying notes to financial statements.

                           A. G. SEPARATE ACCOUNT A
                                       OF
                         AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                         DECEMBER 31, 2002 (CONTINUED)

                                                           ONE GROUP           ONE GROUP           ONE GROUP          ONE GROUP
                                                       INVESTMENT TRUST    INVESTMENT TRUST    INVESTMENT TRUST    INVESTMENT TRUST
                                                            MID CAP           DIVERSIFIED         GOVERNMENT             BOND
                                                       GROWTH PORTFOLIO    MID CAP PORTFOLIO    BOND PORTFOLIO        PORTFOLIO
                                                       ----------------------------------------------------------------------------
                                                           DIVISION 5          DIVISION 6           DIVISION 7        DIVISION 8
                                                       ----------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds,
        At Fair Value                                  $   11,803,650     $      3,521,696     $     35,281,603    $    32,988,295
                                                       ----------------------------------------------------------------------------
Net Assets                                             $   11,803,650     $      3,521,696     $     35,281,603    $    32,988,295
                                                       ============================================================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net Of
        Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)        $   11,803,650     $      3,521,696     $     35,281,603    $    32,988,295
                                                       ----------------------------------------------------------------------------
Total Contract Owner Reserves                          $   11,803,650     $      3,521,696     $     35,281,603    $    32,988,295
                                                       ============================================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                          $            -     $              -     $              -   $              -
   Accumulation Units Outstanding                                   -                    -                    -                  -
   Unit Value of Units Outstanding                     $            -     $              -     $              -   $              -

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                          $            -     $              -     $              -   $              -
   Accumulation Units Outstanding                                   -                    -                    -                  -
   Unit Value of Units Outstanding                     $            -     $              -     $              -   $              -

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                          $            -     $              -     $              -   $              -
   Accumulation Units Outstanding                                   -                    -                    -                  -
   Unit Value of Units Outstanding                     $            -     $              -     $              -   $              -

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                          $   11,803,650     $      3,521,696     $     35,281,603   $     32,988,295
   Accumulation Units Outstanding                       1,313,659.935          363,838.797        2,706,634.279      2,546,362.939
   Unit Value of Units Outstanding                     $     8.985316     $       9.679276     $      13.035231   $      12.955064


                See accompanying notes to financial statements.

                           A. G. SEPARATE ACCOUNT A
                                      OF
                         AIG ANNUITY INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 2002 (CONTINUED)

                                                              ONE GROUP                                              VAN KAMPEN
                                                          INVESTMENT TRUST       AIM V.I.           AIM V.I.             LIT
                                                             BALANCED         PREMIER EQUITY     INTERNATIONAL        EMERGING
                                                             PORTFOLIO             FUND           GROWTH FUND     GROWTH PORTFOLIO
                                                           -------------------------------------------------------------------------
                                                             DIVISION 9        DIVISION 20        DIVISION 21    DIVISION 22 AND 136
                                                           -------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds, At Fair Value    $    9,456,543   $     21,800,060   $     10,157,964   $     22,148,429
                                                           -------------------------------------------------------------------------
Net Assets                                                 $    9,456,543   $     21,800,060   $     10,157,964   $     22,148,429
                                                           =========================================================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net Of
        Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)            $    9,456,543   $     21,800,060   $     10,157,964   $     22,148,429
                                                           -------------------------------------------------------------------------
Total Contract Owner Reserves                              $    9,456,543   $     21,800,060   $     10,157,964   $     22,148,429
                                                           =========================================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                              $            -   $              -   $              -   $     11,233,067
   Accumulation Units Outstanding                                       -                  -                  -        783,529.570
   Unit Value of Units Outstanding                         $            -   $              -   $              -   $      14.336494

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                              $            -   $              -   $              -   $        727,993
   Accumulation Units Outstanding                                       -                  -                  -         51,132.243
   Unit Value of Units Outstanding                         $            -   $              -   $              -   $      14.237460

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                              $            -   $              -   $              -   $        973,329
   Accumulation Units Outstanding                                       -                  -                  -        104,283.409
   Unit Value of Units Outstanding                         $            -   $              -   $              -   $       9.333501

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                              $    9,456,543   $     21,800,060   $     10,157,964   $      9,214,038
   Accumulation Units Outstanding                           1,086,867.338      3,742,902.470      1,522,558.928      1,356,641.567
   Unit Value of Units Outstanding                         $     8.700733   $       5.824373   $       6.671640   $       6.791800

                See accompanying notes to financial statements.

                             A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)



                                                                          TEMPLETON
                                                      FRANKLIN            DEVELOPING           OPPENHEIMER          VALIC COMPANY I
                                                      SMALL CAP       MARKETS SECURITIES       HIGH INCOME          MONEY MARKET I
                                                        FUND                 FUND                FUND/VA               PORTFOLIO
                                                  ----------------------------------------------------------------------------------
                                                     DIVISION 23     DIVISION 24 AND 115   DIVISION 25 AND 114   DIVISION 26 AND 132
                                                  ----------------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds,
        At Fair Value                             $      2,920,038   $      2,043,479       $     12,199,677     $      8,899,654
                                                  -------------------------------------------------------------------------------
Net Assets                                        $      2,920,038   $      2,043,479       $     12,199,677     $      8,899,654
                                                  ===============================================================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity
        Contracts (Net Of Applicable
        Contract Loans - Partial Withdrawals
        With Right Of Reinvestment)               $      2,920,038   $      2,043,479       $     12,199,677     $      8,899,654
                                                  -------------------------------------------------------------------------------
Total Contract Owner Reserves                     $      2,920,038   $      2,043,479       $     12,199,677     $      8,899,654
                                                  ===============================================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                     $              -   $        789,351       $      2,665,871     $      4,072,077
   Accumulation Units Outstanding                                -         86,857.401            281,951.384          327,541.959
   Unit Value of Units Outstanding                $              -   $       9.087896       $       9.455072     $      12.432231

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                     $              -   $         23,559       $         84,269     $        518,786
   Accumulation Units Outstanding                                -          2,636.041              8,931.850           42,019.420
   Unit Value of Units Outstanding                $              -   $       8.937200       $       9.434696     $      12.346341

ELITEPLUS BONUS ANNUAL STEP UP DEATH
  BENEFIT UNITS
   Net Assets                                     $              -   $        250,475       $        804,597     $      1,243,170
   Accumulation Units Outstanding                                -         34,892.326             86,211.330          111,093.243
   Unit Value of Units Outstanding                $              -   $       7.178503       $       9.332840     $      11.190328

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                     $      2,920,038   $        980,094       $      8,644,941     $      3,065,622
   Accumulation Units Outstanding                      403,588.886        139,599.412            937,819.682          280,636.879
   Unit Value of Units Outstanding                $       7.234728   $       7.020762       $       9.218127     $      10.923803

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)




                                                       VAN KAMPEN                                                     OPPENHEIMER
                                                          LIT            VALIC COMPANY I         PUTNAM VT            MAIN STREET
                                                       ENTERPRISE        OPPORTUNITIES         GLOBAL GROWTH        GROWTH & INCOME
                                                        PORTFOLIO             FUND                 FUND                 FUND/VA
                                                     -------------------------------------------------------------------------------
                                                       DIVISION 27    DIVISION 28 AND 151    DIVISION 29 AND 149    DIVISION 111
                                                     -------------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds, At
        Fair Value                                   $   1,530,315      $    488,340        $    398,337            $   13,448,074
                                                     -----------------------------------------------------------------------------
Net Assets                                           $   1,530,315      $    488,340        $    398,337            $   13,448,074
                                                     =============================================================================


CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net
        Of Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)      $   1,530,315      $    488,340        $    398,337            $   13,448,074
                                                     -----------------------------------------------------------------------------
Total Contract Owner Reserves                        $   1,530,315      $    488,340        $    398,337            $   13,448,074
                                                     =============================================================================



ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                        $           -      $    326,668        $    211,838            $   10,525,170
   Accumulation Units Outstanding                                -        79,922.088          44,163.107               309,561.477
   Unit Value of Units Outstanding                   $           -      $   4.087333        $   4.796719            $     8.037171

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                        $           -      $     15,629        $     19,700            $      402,595
   Accumulation Units Outstanding                                -         3,827.968           4,111.451                48,613.368
   Unit Value of Units Outstanding                   $           -      $   4.082967        $   4.791600            $     8.281560

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                        $           -      $     98,530        $    121,179            $    2,520,310
   Accumulation Units Outstanding                                -        24,157.744          25,316.935               342,681.314
   Unit Value of Units Outstanding                   $           -      $   4.078590        $   4.786465            $     7.354675

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                        $   1,530,315      $     47,512        $     45,620            $            -
   Accumulation Units Outstanding                      272,935.345         8,228.740           7,131.380                         -
   Unit Value of Units Outstanding                   $    5.606877      $   5.773863        $   6.397122            $            -

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)



                                                           OPPENHEIMER         OPPENHEIMER
                                                             CAPITAL           MAIN STREET        TEMPLETON       AIM V.I. CAPITAL
                                                           APPRECIATION         SMALL CAP          FOREIGN         APPRECIATION
                                                             FUND/VA            FUND/VA        SECURITIES FUND         FUND
                                                         -------------------------------------------------------------------------
                                                           DIVISION 112       DIVISION 113       DIVISION 116       DIVISION 117
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds, At Fair Value  $      8,903,865   $      3,750,039   $      1,912,061   $      5,337,618
                                                         -------------------------------------------------------------------------
Net Assets                                               $      8,903,865   $      3,750,039   $      1,912,061   $      5,337,618
                                                         =========================================================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net Of
        Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)          $      8,903,865   $      3,750,039   $      1,912,061   $      5,337,618
                                                         -------------------------------------------------------------------------
Total Contract Owner Reserves                            $      8,903,865   $      3,750,039   $      1,912,061   $      5,337,618
                                                         =========================================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                            $      7,058,162   $      2,858,900   $      1,494,875   $      4,000,733
   Accumulation Units Outstanding                             781,319.202        270,490.365        188,787.979        508,872.368
   Unit Value of Units Outstanding                       $       9.033647   $      10.569323   $       7.918274   $       7.861958

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                            $        393,796   $        154,427   $         36,838   $        163,043
   Accumulation Units Outstanding                              46,695.245         14,642.449          4,632.079         23,044.592
   Unit Value of Units Outstanding                       $       8.433319   $      10.546555   $       7.952858   $       7.075096

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                            $      1,451,902   $        736,711   $        380,348   $      1,173,843
   Accumulation Units Outstanding                             158,234.005         77,421.293         50,645.375        168,768.358
   Unit Value of Units Outstanding                       $       9.175663   $       9.515613   $       7.510023   $       6.955348

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                            $              -   $              -   $              -   $              -
   Accumulation Units Outstanding                                       -                  -                  -                  -
   Unit Value of Units Outstanding                       $              -   $              -   $              -   $              -

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)



                                                                                                                   VALIC COMPANY I
                                                       AIM V.I. DIVERSIFIED  VALIC COMPANY I   VALIC COMPANY I     INTERNATIONAL
                                                              INCOME           STOCK INDEX     GROWTH & INCOME       EQUITIES
                                                               FUND               FUND              FUND               FUND
                                                       ---------------------------------------------------------------------------
                                                           DIVISION 118       DIVISION 133       DIVISION 134       DIVISION 135
                                                       -------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds, At Fair
        Value                                          $        3,610,297   $     13,387,690   $     12,862,188   $      3,539,823
                                                       ---------------------------------------------------------------------------
Net Assets                                             $        3,610,297   $     13,387,690   $     12,862,188   $      3,539,823
                                                       ===========================================================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net Of
        Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)        $        3,610,297   $     13,387,690   $     12,862,188   $      3,539,823
                                                       ---------------------------------------------------------------------------
Total Contract Owner Reserves                          $        3,610,297   $     13,387,690   $     12,862,188   $      3,539,823
                                                       ===========================================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                          $        2,713,773   $     11,229,010   $     11,045,007   $      2,905,495
   Accumulation Units Outstanding                             275,417.780        884,901.556      1,016,826.599        390,455.409
   Unit Value of Units Outstanding                     $         9.853295   $      12.689558   $      10.862233   $       7.441297

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                          $           68,072   $        553,159   $        724,542   $        188,283
   Accumulation Units Outstanding                               6,828.705         43,894.839         67,166.738         25,478.531
   Unit Value of Units Outstanding                     $         9.968571   $      12.601908   $      10.787209   $       7.389864

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                          $          828,452   $      1,605,519   $      1,092,638   $        446,045
   Accumulation Units Outstanding                              84,097.255        226,765.215        154,284.003         77,923.500
   Unit Value of Units Outstanding                     $         9.851113   $       7.080095   $       7.081990   $       5.724143

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                          $                -   $              -   $              -   $              -
   Accumulation Units Outstanding                                       -                  -                  -                  -
   Unit Value of Units Outstanding                     $                -   $              -   $              -   $              -

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)



                                                       VALIC COMPANY I
                                                         GOVERNMENT           OCCAT           JANUS ASPEN           JANUS ASPEN
                                                         SECURITIES          MANAGED         SERIES GROWTH      SERIES INTERNATIONAL
                                                            FUND            PORTFOLIO          PORTFOLIO          GROWTH PORTFOLIO
                                                      ------------------------------------------------------------------------------
                                                        DIVISION 138       DIVISION 139       DIVISION 141          DIVISION 142
                                                      ------------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                            $     24,817,088   $     21,459,754   $      1,088,905      $        612,246
                                                      ----------------------------------------------------------------------------
Net Assets                                            $     24,817,088   $     21,459,754   $      1,088,905      $        612,246
                                                      ============================================================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net Of
        Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)       $     24,817,088   $     21,459,754   $      1,088,905      $        612,246
                                                      ----------------------------------------------------------------------------
Total Contract Owner Reserves                         $     24,817,088   $     21,459,754   $      1,088,905      $        612,246
                                                      ============================================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                         $     20,938,328   $     18,885,323   $        689,455      $        510,813
   Accumulation Units Outstanding                        1,410,001.155      1,399,142.712        143,503.517            98,962.096
   Unit Value of Units Outstanding                    $      14.849866   $      13.497782   $       4.804445      $       5.161706

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                         $      1,236,443   $      1,014,445   $         40,316      $          7,320
   Accumulation Units Outstanding                           83,842.107         75,679.074          8,400.429             1,419.579
   Unit Value of Units Outstanding                    $      14.747275   $      13.404570   $       4.799332      $       5.156207

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                         $      2,642,317   $      1,559,985   $        359,133      $         94,114
   Accumulation Units Outstanding                          199,501.250        189,005.034         74,910.501             18,272.164
   Unit Value of Units Outstanding                    $      13.244615   $       8.253671   $       4.794167      $       5.150676

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                         $              -   $              -   $              -      $              -
   Accumulation Units Outstanding                                    -                  -                  -                     -
   Unit Value of Units Outstanding                    $              -   $              -   $              -      $              -

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)



                                                                MFS         VALIC COMPANY I
                                                            VIT CAPITAL         SCIENCE        VALIC COMPANY II   VALIC COMPANY II
                                                           OPPORTUNITIES     & TECHNOLOGY           MID CAP        STRATEGIC BOND
                                                              SERIES             FUND             VALUE FUND            FUND
                                                         -------------------------------------------------------------------------
                                                           DIVISION 143       DIVISION 144       DIVISION 145      DIVISION 146
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds, At Fair Value  $        576,057   $        449,285   $      1,916,395   $      1,619,896
                                                         -------------------------------------------------------------------------
Net Assets                                               $        576,057   $        449,285   $      1,916,395   $      1,619,896
                                                         =========================================================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net Of
        Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)          $        576,057   $        449,285   $      1,916,395   $      1,619,896
                                                         -------------------------------------------------------------------------
Total Contract Owner Reserves                            $        576,057   $        449,285   $      1,916,395   $      1,619,896
                                                         =========================================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                            $        470,603   $        322,708   $      1,553,001   $      1,316,697
   Accumulation Units Outstanding                              94,260.906        115,629.619        176,463.056        114,447.440
   Unit Value of Units Outstanding                       $       4.992561   $       2.790873   $       8.800714   $      11.504819

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                            $         17,578   $         14,186   $         36,001   $         54,790
   Accumulation Units Outstanding                               3,524.508          5,088.273          4,095.019          4,767.401
   Unit Value of Units Outstanding                       $       4.987222   $       2.787895   $       8.791346   $      11.492571

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                            $         87,872   $        112,392   $        327,393   $        248,411
   Accumulation Units Outstanding                              17,638.191         40,357.838         37,280.301         21,638.026
   Unit Value of Units Outstanding                       $       4.981895   $       2.784895   $       8.781937   $      11.480282

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                            $              -   $              -   $              -   $              -
   Accumulation Units Outstanding                                       -                  -                  -                  -
   Unit Value of Units Outstanding                       $              -   $              -   $              -   $              -

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)



                                                                            VALIC COMPANY II       PUTNAM VT
                                                                            HIGH YIELD BOND         VOYAGER
                                                                                   FUND             FUND II
                                                                            -----------------------------------
                                                                              DIVISION 147       DIVISION 148
                                                                            -----------------------------------
ASSETS:
   Investments In Shares Of Mutual Funds, At Fair Value                     $        398,842   $        612,252
                                                                            -----------------------------------
Net Assets                                                                  $        398,842   $        612,252
                                                                            ===================================

CONTRACT OWNER RESERVES:
   Reserves For Redeemable Annuity Contracts (Net Of
        Applicable Contract Loans - Partial
        Withdrawals With Right Of Reinvestment)                             $        398,842   $        612,252
                                                                            -----------------------------------
Total Contract Owner Reserves                                               $        398,842   $        612,252
                                                                            ===================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
   Net Assets                                                               $        340,362   $        385,298
   Accumulation Units Outstanding                                                 34,959.635         96,660.775
   Unit Value of Units Outstanding                                          $       9.735849   $       3.986088

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
   Net Assets                                                               $         16,189   $         56,466
   Accumulation Units Outstanding                                                  1,664.565         14,181.062
   Unit Value of Units Outstanding                                          $       9.725469   $       3.981822

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
   Net Assets                                                               $         42,292   $        170,487
   Accumulation Units Outstanding                                                  4,353.281         42,862.222
   Unit Value of Units Outstanding                                          $       9.715073   $       3.977559

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
   Net Assets                                                               $              -   $              -
   Accumulation Units Outstanding                                                          -                  -
   Unit Value of Units Outstanding                                          $              -   $              -

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002



                                                                                                MARKET      MARKET
UNDERLYING FUND                                                   DIVISION        SHARES        PRICE       VALUE          COST
------------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio               1         1,364,015     $   11.35  $15,481,565     $21,245,388
One Group Investment Trust Equity Index Portfolio                     2           695,265          7.69    5,346,589       7,260,615
One Group Investment Trust Large Cap Growth Portfolio                 3         2,185,661          9.82   21,463,195      37,283,491
One Group Investment Trust Mid Cap Value Portfolio                    4         1,521,905         10.45   15,903,906      18,340,113
One Group Investment Trust Mid Cap Growth Portfolio                   5           956,536         12.34   11,803,650      16,968,614
One Group Investment Trust Diversified Mid Cap Portfolio              6           295,692         11.91    3,521,696       4,462,306
One Group Investment Trust Government Bond Portfolio                  7         2,959,866         11.92   35,281,603      31,720,693
One Group Investment Trust Bond Portfolio                             8         2,788,529         11.83   32,988,295      30,038,566
One Group Investment Trust Balanced Portfolio                         9           740,528         12.77    9,456,543      10,980,792
AIM V.I. Premier Equity Fund                                         20         1,344,023         16.22   21,800,060      35,240,946
AIM V.I. International Growth Fund                                   21           813,288         12.49   10,157,964      15,263,250
Van Kampen LIT Emerging Growth Portfolio                          22 & 136      1,160,211         19.09   22,148,429      45,698,701
Franklin Small Cap Fund                                              23           229,910         12.70    2,920,038       4,362,672
Templeton Developing Markets Securities Fund                      24 & 115        435,710          4.69    2,043,479       2,173,004
Oppenheimer High Income "Fund/VA"                                 25 & 114      1,624,458          7.51   12,199,677      14,168,960
VALIC Company I Money Market I Fund                               26 & 132      8,899,655          1.00    8,899,654       8,899,654
Van Kampen LIT Enterprise Portfolio                                  27           146,022         10.48    1,530,315       2,346,453
VALIC Company I Opportunities Fund                                28 & 151        126,842          3.85      488,340         678,035
Putnam VT Global Growth Fund                                      29 & 149         55,402          7.19      398,337         494,865
Oppenheimer Main Street Growth & Income "Fund/VA"                   111           877,812         15.32   13,448,074      18,700,751
Oppenheimer Capital Appreciation "Fund/VA"                          112           334,480         26.62    8,903,865      14,058,660
Oppenheimer Main Street Small Cap "Fund/VA"                         113           402,797          9.31    3,750,039       4,495,596
Templeton Foreign Securities Fund                                   116           202,979          9.42    1,912,061       2,984,605
AIM V.I. Capital Appreciation Fund                                  117           324,870         16.43    5,337,618      10,105,602
AIM V.I. Diversified Income Fund                                    118           419,802          8.60    3,610,297       3,985,725
VALIC Company I Stock Index Fund                                    133           552,525         24.23   13,387,690      21,752,269
VALIC Company I Growth & Income Fund                                134         1,209,989         10.63   12,862,188      22,469,860
VALIC Company I International Equities Fund                         135           667,891          5.30    3,539,823       6,505,467
VALIC Company I Government Securities Fund                          138         2,258,152         10.99   24,817,088      22,494,515
OCCAT Managed Portfolio                                             139           654,860         32.77   21,459,754      27,020,578
Janus Aspen Series Growth Portfolio                                 141            75,201         14.48    1,088,905       1,463,794
Janus Aspen Series International Growth Portfolio                   142            35,637         17.18      612,246         645,155
MFS VIT Capital Opportunities Series                                143            60,446          9.53      576,057         768,299
VALIC Company I Science & Technology Fund                           144            60,065          7.48      449,285         752,384
VALIC Company II Mid Cap Value Fund                                 145           168,994         11.34    1,916,395       2,228,848
VALIC Company II Strategic Bond Fund                                146           169,091          9.58    1,619,896       1,625,968
VALIC Company II High Yield Bond Fund                               147            57,059          6.99      398,842         436,260
Putnam VT Voyager Fund II                                           148           174,929          3.50      612,252         823,200

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                                            ONE GROUP             ONE GROUP          ONE GROUP          ONE GROUP
                                                         INVESTMENT TRUST     INVESTMENT TRUST   INVESTMENT TRUST   INVESTMENT TRUST
                                                            DIVERSIFIED            EQUITY            LARGE CAP           MID CAP
                                                         EQUITY PORTFOLIO     INDEX PORTFOLIO    GROWTH PORTFOLIO    VALUE PORTFOLIO
                                                         ---------------------------------------------------------------------------
                                                            DIVISION 1           DIVISION 2         DIVISION 3         DIVISION 4
                                                         ---------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                           $           --      $          --      $          --      $          --
EXPENSES:
   Mortality And Expense Risk Charge                              184,439             66,694            263,066            199,493
                                                         --------------------------------------------------------------------------
Net Investment Income                                            (184,439)           (66,694)          (263,066)          (199,493)
                                                         --------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                     (267,977)          (458,647)        (1,357,386)           152,933
  Capital Gains Distributions From Mutual Funds                      --                 --                 --            1,046,921
                                                         --------------------------------------------------------------------------
  Net Realized Gains (Losses)                                    (267,977)          (458,647)        (1,357,386)         1,199,854
                                                         --------------------------------------------------------------------------

  Net Change in Unrealized Appreciation (Depreciation)
    During The Period                                          (4,137,409)        (1,029,542)        (6,436,019)        (3,621,378)
                                                         --------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $     (4,589,825)   $    (1,554,883)   $    (8,056,471)   $    (2,621,017)
                                                         ==========================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                               ONE GROUP           ONE GROUP          ONE GROUP        ONE GROUP
                                                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                                                                MID CAP           DIVERSIFIED        GOVERNMENT           BOND
                                                            GROWTH PORTFOLIO   MID CAP PORTFOLIO   BOND PORTFOLIO       PORTFOLIO
                                                           -------------------------------------------------------------------------
                                                               DIVISION 5         DIVISION 6        DIVISION 7        DIVISION 8
                                                           -------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                             $          --      $          --      $         3,790   $         5,191
EXPENSES:
   Mortality And Expense Risk Charge                               153,421             44,087            349,090           334,251
                                                           -------------------------------------------------------------------------
Net Investment Income                                             (153,421)           (44,087)          (345,300)         (329,060)
                                                           -------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                    (1,031,789)          (123,760)           247,753           179,390
  Capital Gains Distributions From Mutual Funds                       --                 --                 --             102,451
                                                           -------------------------------------------------------------------------
  Net Realized Gains (Losses)                                   (1,031,789)          (123,760)           247,753           281,841
                                                           -------------------------------------------------------------------------

  Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                          (2,078,967)          (644,081)         3,233,565         2,495,954
                                                           -------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $    (3,264,177)   $      (811,928)   $     3,136,018   $     2,448,735
                                                           =========================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                            ONE GROUP                                               VAN KAMPEN
                                                         INVESTMENT TRUST       AIM V.I.           AIM V.I.             LIT
                                                            BALANCED         PREMIER EQUITY      INTERNATIONAL        EMERGING
                                                            PORTFOLIO            FUND             GROWTH FUND     GROWTH PORTFOLIO
                                                         ---------------------------------------------------------------------------
                                                            DIVISION 9        DIVISION 20         DIVISION 21    DIVISION 22 AND 136
                                                         ---------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                           $           497    $        87,459    $        66,053    $        96,383
EXPENSES:
   Mortality And Expense Risk Charge                             110,707            272,648            123,524            379,996
                                                         ---------------------------------------------------------------------------
Net Investment Income                                           (110,210)          (185,189)           (57,471)          (283,613)
                                                         ---------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                    (182,758)        (1,197,622)          (642,632)        (4,328,598)
  Capital Gains Distributions From Mutual Funds                   13,615               --                 --                 --
                                                         ---------------------------------------------------------------------------
  Net Realized Gains (Losses)                                   (169,143)        (1,197,622)          (642,632)        (4,328,598)
                                                         ---------------------------------------------------------------------------

  Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                        (1,030,120)        (7,631,585)        (1,266,323)        (6,799,042)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    (1,309,473)   $    (9,014,396)   $    (1,966,426)   $   (11,411,253)
                                                         ===========================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                           TEMPLETON
                                                        FRANKLIN           DEVELOPING         OPPENHEIMER          VALIC COMPANY I
                                                        SMALL CAP     MARKETS SECURITIES      HIGH INCOME          MONEY MARKET I
                                                          FUND               FUND                FUND/VA             PORTFOLIO
                                                    --------------------------------------------------------------------------------
                                                       DIVISION 23    DIVISION 24 AND 115   DIVISION 25 AND 114  DIVISION 26 AND 132
                                                    --------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                      $         9,343    $        36,874      $     1,243,492      $       104,487
EXPENSES:
   Mortality And Expense Risk Charge                         41,419             32,310              152,303              115,136
                                                    --------------------------------------------------------------------------------
Net Investment Income                                       (32,076)             4,564            1,091,189              (10,649)
                                                    --------------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments               (859,856)          (173,420)            (631,661)                --
  Capital Gains Distributions From Mutual Funds                --                 --                   --                   --
                                                    --------------------------------------------------------------------------------
  Net Realized Gains (Losses)                              (859,856)          (173,420)            (631,661)                --
                                                    --------------------------------------------------------------------------------

  Net Change in Unrealized Appreciation
     (Depreciation) During The Period                      (467,591)           149,352             (932,266)                --
                                                    --------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   $    (1,359,523)   $       (19,504)     $      (472,738)     $       (10,649)
                                                    ================================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                         VAN KAMPEN                                                    OPPENHEIMER
                                                            LIT           VALIC COMPANY I       PUTNAM VT              MAIN STREET
                                                         ENTERPRISE        OPPORTUNITIES      GLOBAL GROWTH          GROWTH & INCOME
                                                          PORTFOLIO            FUND               FUND                   FUND/VA
                                                     -------------------------------------------------------------------------------
                                                         DIVISION 27    DIVISION 28 AND 151   DIVISION 29 AND 149       DIVISION 111
                                                     -------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                       $          9,237    $           --      $            252      $        124,904
EXPENSES:
   Mortality And Expense Risk Charge                           21,796               7,858               6,063               244,771
                                                     -------------------------------------------------------------------------------
Net Investment Income                                         (12,559)             (7,858)             (5,811)             (119,867)
                                                     -------------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                 (580,352)            (36,940)            (21,066)           (1,176,077)
  Capital Gains Distributions From Mutual Funds                  --                  --                  --                    --
                                                     -------------------------------------------------------------------------------
  Net Realized Gains (Losses)                                (580,352)            (36,940)            (21,066)           (1,176,077)
                                                     -------------------------------------------------------------------------------

  Net Change in Unrealized Appreciation
     (Depreciation) During The Period                        (111,967)           (160,086)            (84,014)           (2,395,005)
                                                     -------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $       (704,878)   $       (204,884)   $       (110,891)     $     (3,690,949)
                                                     ===============================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                          OPPENHEIMER          OPPENHEIMER
                                                            CAPITAL            MAIN STREET        TEMPLETON        AIM V.I. CAPITAL
                                                         APPRECIATION           SMALL CAP          FOREIGN          APPRECIATION
                                                            FUND/VA              FUND/VA       SECURITIES FUND          FUND
                                                       -----------------------------------------------------------------------------
                                                          DIVISION 112        DIVISION 113       DIVISION 116        DIVISION 117
                                                       -----------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                         $         66,126    $           --      $         37,988    $           --
EXPENSES:
   Mortality And Expense Risk Charge                            162,146              64,346              34,843              98,700
                                                       -----------------------------------------------------------------------------
Net Investment Income                                           (96,020)            (64,346)              3,145             (98,700)
                                                       -----------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                   (972,355)           (402,888)           (396,075)           (626,568)
  Capital Gains Distributions From Mutual Funds                    --                  --                  --                  --
                                                       -----------------------------------------------------------------------------
  Net Realized Gains (Losses)                                  (972,355)           (402,888)           (396,075)           (626,568)
                                                       -----------------------------------------------------------------------------

  Net Change in Unrealized Appreciation
     (Depreciation) During The Period                        (2,700,504)           (339,789)           (105,370)         (1,259,208)
                                                       -----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $     (3,768,879)   $       (807,023)   $       (498,300)   $     (1,984,476)
                                                       =============================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                                                    VALIC COMPANY I
                                                       AIM V.I. DIVERSIFIED  VALIC COMPANY I     VALIC COMPANY I     INTERNATIONAL
                                                              INCOME           STOCK INDEX       GROWTH & INCOME       EQUITIES
                                                               FUND               FUND                FUND               FUND
                                                       -----------------------------------------------------------------------------
                                                         DIVISION 118       DIVISION 133         DIVISION 134        DIVISION 135
                                                       -----------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                         $        282,294    $        186,875    $        107,869    $         13,869
EXPENSES:
   Mortality And Expense Risk Charge                             61,307             243,135             236,002              60,999
                                                       -----------------------------------------------------------------------------
Net Investment Income                                           220,987             (56,260)           (128,133)            (47,130)
                                                       -----------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                   (201,218)         (1,883,067)         (2,399,019)           (780,727)
  Capital Gains Distributions From Mutual Funds                    --               344,481                --                  --
                                                       -----------------------------------------------------------------------------
  Net Realized Gains (Losses)                                  (201,218)         (1,538,586)         (2,399,019)           (780,727)
                                                       -----------------------------------------------------------------------------

  Net Change in Unrealized Appreciation
     (Depreciation) During The Period                           (13,315)         (2,990,921)         (1,611,124)            (88,543)
                                                       -----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $          6,454    $     (4,585,767)   $     (4,138,276)   $       (916,400)
                                                       =============================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                        VALIC COMPANY I
                                                          GOVERNMENT            OCCAT          JANUS ASPEN          JANUS ASPEN
                                                          SECURITIES           MANAGED        SERIES GROWTH     SERIES INTERNATIONAL
                                                             FUND             PORTFOLIO         PORTFOLIO         GROWTH PORTFOLIO
                                                        ----------------------------------------------------------------------------
                                                          DIVISION 138      DIVISION 139       DIVISION 141           DIVISION 142
                                                        ----------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                          $       971,554   $       525,580    $          --        $         4,611
EXPENSES:
   Mortality And Expense Risk Charge                            345,836           382,283             19,236               10,672
                                                        ----------------------------------------------------------------------------
Net Investment Income                                           625,718           143,297            (19,236)              (6,061)
                                                        ----------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                    377,024        (1,091,356)          (140,171)            (199,112)
  Capital Gains Distributions From Mutual Funds                 147,506              --                 --                   --
                                                        ----------------------------------------------------------------------------
  Net Realized Gains (Losses)                                   524,530        (1,091,356)          (140,171)            (199,112)
                                                        ----------------------------------------------------------------------------

  Net Change in Unrealized Appreciation
     (Depreciation) During The Period                         1,204,796        (4,263,145)          (270,674)               2,068
                                                        ----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $     2,355,044   $    (5,211,204)   $      (430,081)     $      (203,105)
                                                        ============================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                              MFS            VALIC COMPANY I
                                                         VIT CAPITAL             SCIENCE       VALIC COMPANY II   VALIC COMPANY II
                                                        OPPORTUNITIES         & TECHNOLOGY          MID CAP        STRATEGIC BOND
                                                            SERIES                FUND            VALUE FUND            FUND
                                                       -----------------------------------------------------------------------------
                                                         DIVISION 143         DIVISION 144       DIVISION 145        DIVISION 146
                                                       -----------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                         $            313    $           --      $          4,627    $         94,692
EXPENSES:
   Mortality And Expense Risk Charge                              9,723               7,640              28,911              19,947
                                                       -----------------------------------------------------------------------------
Net Investment Income                                            (9,410)             (7,640)            (24,284)             74,745
                                                       -----------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                    (75,347)            (97,798)            (35,408)              2,183
  Capital Gains Distributions From Mutual Funds                    --                  --                  --                  --
                                                       -----------------------------------------------------------------------------
  Net Realized Gains (Losses)                                   (75,347)            (97,798)            (35,408)              2,183
                                                       -----------------------------------------------------------------------------

  Net Change in Unrealized Appreciation
     (Depreciation) During The Period                          (158,962)           (180,597)           (294,860)             (6,543)
                                                       -----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $       (243,719)   $       (286,035)   $       (354,552)   $         70,385
                                                       =============================================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                            VALIC Company II          Putnam VT
                                                                                            High Yield Bond            Voyager
                                                                                                 Fund                  Fund II
                                                                                           -----------------------------------------
                                                                                              Division 147           Division 148
                                                                                           -----------------------------------------
INVESTMENT INCOME:
   Dividends From Mutual Funds                                                             $         35,086        $           --
EXPENSES:
   Mortality And Expense Risk Charge                                                                  5,224                  10,750
                                                                                           -----------------------------------------
Net Investment Income                                                                                29,862                 (10,750)
                                                                                           -----------------------------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                                                        (16,912)                (65,007)
  Capital Gains Distributions From Mutual Funds                                                        --                      --
                                                                                           -----------------------------------------
  Net Realized Gains (Losses)                                                                       (16,912)                (65,007)
                                                                                           -----------------------------------------

  Net Change in Unrealized Appreciation (Depreciation) During The Period                            (26,388)               (184,393)
                                                                                           -----------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                          $        (13,438)       $       (260,150)
                                                                                           =========================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                         AIG ANNUITY INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                     ONE GROUP                              ONE GROUP
                                                                 INVESTMENT TRUST                       INVESTMENT TRUST
                                                                   DIVERSIFIED                               EQUITY
                                                                 EQUITY PORTFOLIO                        INDEX PORTFOLIO
                                                       -------------------------------------------------------------------------
                                                                    DIVISION 1                              DIVISION 2
                                                       -------------------------------------------------------------------------
                                                             FOR THE          FOR THE              FOR THE         FOR THE
                                                           YEAR ENDED        YEAR ENDED          YEAR ENDED       YEAR ENDED
                                                          DECEMBER 31,       DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                                              2002              2001                2002             2001
                                                       -------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                            $  (184,439)       $   (78,246)       $   (66,694)     $  (14,120)
  Net Realized Gains (Losses)                                (267,977)           (83,188)          (458,647)       (298,986)
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                        (4,137,409)        (1,122,912)        (1,029,542)       (457,320)
                                                       -------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations          (4,589,825)        (1,284,346)        (1,554,883)       (770,426)
                                                       -------------------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                           886,536          1,121,542            406,605       1,024,127
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                           (1,126,687)          (789,260)          (675,788)       (491,872)
  Intra Fund Transfers, Net                                         -                  -                  -               -
  Amounts Transferred From (To) The Company's
    General Account, Net                                    4,729,250          7,213,035          1,081,783       1,401,096
                                                       -------------------------------------------------------------------------
  Increase (Decrease) In Net Assets
    Resulting From Principal Transactions                   4,489,099          7,545,317            812,600       1,933,351
                                                       -------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets                      (100,726)         6,260,971           (742,283)      1,162,925

NET ASSETS:
Beginning Of Period                                        15,582,291          9,321,320          6,088,872       4,925,947
                                                       -------------------------------------------------------------------------
End Of Period                                             $15,481,565       $ 15,582,291        $ 5,346,589      $6,088,872
                                                       =========================================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                 -                  -                  -               -
  Decrease For Surrendered Contracts                                -                  -                  -               -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                        -                  -                  -               -
                                                       -------------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                          -                  -                  -               -
  Accumulation Units At Beginning Of Period                         -                  -                  -               -
                                                       -------------------------------------------------------------------------
  Accumulation Units At End Of Period                               -                  -                  -               -
                                                       =========================================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                 -                  -                  -               -
  Decrease For Surrendered Contracts                                -                  -                  -               -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                        -                  -                  -               -
                                                       -------------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                          -                  -                  -               -
  Accumulation Units At Beginning Of Period                         -                  -                  -               -
                                                       -------------------------------------------------------------------------
  Accumulation Units At End Of Period                               -                  -                  -               -
                                                       =========================================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                 -                  -                  -               -
  Decrease For Surrendered Contracts                                -                  -                  -               -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                        -                  -                  -               -
                                                       -------------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                          -                  -                  -               -
  Accumulation Units At Beginning Of Period                         -                  -                  -               -
                                                       -------------------------------------------------------------------------
  Accumulation Units At End Of Period                               -                  -                  -               -
                                                       =========================================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received           112,822            122,707             55,110         113,741
  Decrease For Surrendered Contracts                         (151,497)           (87,548)           (94,207)        (56,493)
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                  605,425            803,548            142,855         155,344
                                                       -------------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                    566,750            838,707            103,758         212,592
  Accumulation Units At Beginning Of Period                 1,778,842            940,135            710,997         498,405
                                                       -------------------------------------------------------------------------
  Accumulation Units At End Of Period                       2,345,592          1,778,842            814,755         710,997
                                                       =========================================================================






                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   ONE GROUP                          ONE GROUP
                                                                INVESTMENT TRUST                   INVESTMENT TRUST
                                                                   LARGE CAP                           MID CAP
                                                                GROWTH PORTFOLIO                   VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                                   DIVISION 3                         DIVISION 4
                                                      --------------------------------------------------------------------------
                                                          FOR THE         FOR THE           FOR THE            FOR THE
                                                         YEAR ENDED      YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                        DECEMBER 31,    DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                            2002           2001               2002               2001
                                                      --------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                        $   (263,066)     $ 1,985,835        $  (199,493)       $   (62,681)
  Net Realized Gains (Losses)                           (1,357,386)        (479,411)         1,199,854          1,009,904
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                     (6,436,019)      (5,660,638)        (3,621,378)          (406,267)
                                                      --------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations       (8,056,471)      (4,154,214)        (2,621,017)           540,956
                                                      --------------------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                      1,205,269        1,907,323            956,333          1,382,373
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                        (1,785,024)      (1,267,333)        (1,285,224)          (842,946)
  Intra Fund Transfers, Net                                      -                -                  -                  -
  Amounts Transferred From (To) The Company's
    General Account, Net                                 6,432,363       11,534,741          2,584,729          4,629,074
                                                      --------------------------------------------------------------------------
  Increase (Decrease) In Net Assets
    Resulting From Principal Transactions                5,852,608       12,174,731          2,255,838          5,168,501
                                                      --------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets                 (2,203,863)       8,020,517           (365,179)         5,709,457

NET ASSETS:
Beginning Of Period                                     23,667,058       15,646,541         16,269,085         10,559,628
                                                      --------------------------------------------------------------------------
End Of Period                                         $ 21,463,195      $23,667,058        $15,903,906        $16,269,085
                                                      ==========================================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received              -                -                  -                  -
  Decrease For Surrendered Contracts                             -                -                  -                  -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                     -                -                  -                  -
                                                      --------------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                       -                -                  -                  -
  Accumulation Units At Beginning Of Period                      -                -                  -                  -
                                                      --------------------------------------------------------------------------
  Accumulation Units At End Of Period                            -                -                  -                  -
                                                      ==========================================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received              -                -                  -                  -
  Decrease For Surrendered Contracts                             -                -                  -                  -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                     -                -                  -                  -
                                                      --------------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                       -                -                  -                  -
  Accumulation Units At Beginning Of Period                      -                -                  -                  -
                                                      --------------------------------------------------------------------------
  Accumulation Units At End Of Period                            -                -                  -                  -
                                                      ==========================================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received              -                -                  -                  -
  Decrease For Surrendered Contracts                             -                -                  -                  -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                     -                -                  -                  -
                                                      --------------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                       -                -                  -                  -
  Accumulation Units At Beginning Of Period                      -                -                  -                  -
                                                      --------------------------------------------------------------------------
  Accumulation Units At End Of Period                            -                -                  -                  -
                                                      ==========================================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received        198,681          242,101             74,871            110,859
  Decrease For Surrendered Contracts                      (311,255)        (167,545)          (104,416)           (68,273)
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net             1,050,966        1,515,290            199,902            371,640
                                                      --------------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                 938,392        1,589,846            170,357            414,226
  Accumulation Units At Beginning Of Period              3,318,752        1,728,906          1,264,176            849,950
                                                      --------------------------------------------------------------------------
  Accumulation Units At End Of Period                    4,257,144        3,318,752          1,434,533          1,264,176
                                                      ==========================================================================





                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    ONE GROUP                           ONE GROUP
                                                                 INVESTMENT TRUST                   INVESTMENT TRUST
                                                                     MID CAP                           DIVERSIFIED
                                                                 GROWTH PORTFOLIO                   MID CAP PORTFOLIO
                                                     -----------------------------------------------------------------------
                                                                    DIVISION 5                          DIVISION 6
                                                     -----------------------------------------------------------------------
                                                           FOR THE           FOR THE             FOR THE         FOR THE
                                                          YEAR ENDED        YEAR ENDED          YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,     DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                                             2002              2001                2002           2001
                                                     -----------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                           $  (153,421)      $  (130,933)     $    (44,087)   $    (26,614)
  Net Realized Gains (Losses)                             (1,031,789)        1,421,385          (123,760)        351,137
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                       (2,078,967)       (2,410,678)         (644,081)       (416,595)
                                                     -----------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations         (3,264,177)       (1,120,226)         (811,928)        (92,072)
                                                     -----------------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                          831,882         1,352,337           275,386         293,726
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                          (1,247,149)         (734,711)         (303,817)       (179,850)
  Intra Fund Transfers, Net                                        -                 -                 -               -
  Amounts Transferred From (To) The Company's
    General Account, Net                                   1,688,704         4,779,170           679,210       1,310,986
                                                     -----------------------------------------------------------------------
  Increase (Decrease) In Net Assets
    Resulting From Principal Transactions                  1,273,437         5,396,796           650,779       1,424,862
                                                     -----------------------------------------------------------------------
Total Increase (Decrease) In Net Assets                   (1,990,740)        4,276,570          (161,149)      1,332,790

NET ASSETS:
Beginning Of Period                                       13,794,390         9,517,820         3,682,845       2,350,055
                                                     -----------------------------------------------------------------------
End Of Period                                            $11,803,650       $13,794,390      $  3,521,696    $  3,682,845
                                                     =======================================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                -                 -                 -               -
  Decrease For Surrendered Contracts                               -                 -                 -               -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                       -                 -                 -               -
                                                     -----------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                         -                 -                 -               -
  Accumulation Units At Beginning Of Period                        -                 -                 -               -
                                                     -----------------------------------------------------------------------
  Accumulation Units At End Of Period                              -                 -                 -               -
                                                     =======================================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                -                 -                 -               -
  Decrease For Surrendered Contracts                               -                 -                 -               -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                       -                 -                 -               -
                                                     -----------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                         -                 -                 -               -
  Accumulation Units At Beginning Of Period                        -                 -                 -               -
                                                     -----------------------------------------------------------------------
  Accumulation Units At End Of Period                              -                 -                 -               -
                                                     =======================================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                -                 -                 -               -
  Decrease For Surrendered Contracts                               -                 -                 -               -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                       -                 -                 -               -
                                                     -----------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                         -                 -                 -               -
  Accumulation Units At Beginning Of Period                        -                 -                 -               -
                                                     -----------------------------------------------------------------------
  Accumulation Units At End Of Period                              -                 -                 -               -
                                                     =======================================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received           79,559           116,735            24,752          25,197
  Decrease For Surrendered Contracts                        (127,554)          (66,546)          (27,847)        (15,524)
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                 149,598           423,302            57,796         112,341
                                                     -----------------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                   101,603           473,491            54,701         122,014
  Accumulation Units At Beginning Of Period                1,212,057           738,566           309,138         187,124
                                                     -----------------------------------------------------------------------
  Accumulation Units At End Of Period                      1,313,660         1,212,057           363,839         309,138
                                                     =======================================================================






                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                 ONE GROUP                    ONE GROUP
                                                                             INVESTMENT TRUST             INVESTMENT TRUST
                                                                                GOVERNMENT                      BOND
                                                                              BOND PORTFOLIO                  PORTFOLIO
                                                                      --------------------------------------------------------------
                                                                                 DIVISION 7                   DIVISION 8
                                                                      --------------------------------------------------------------
                                                                           FOR THE        FOR THE      FOR THE         FOR THE
                                                                         YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                         DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                            2002            2001          2002           2001
                                                                      --------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                        $   (345,300)   $    821,395  $   (329,060)   $    953,090
  Net Realized Gains (Losses)                                              247,753          37,564       281,841          93,600
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                                      3,233,565         (31,551)    2,495,954          87,727
                                                                      --------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                        3,136,018         827,408     2,448,735       1,134,417
                                                                      --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      1,575,574       1,711,997     1,271,247       1,594,458
  Surrenders Of Accumulation Units By Terminations
   And Withdrawals                                                      (2,842,210)     (1,334,074)   (2,168,845)     (1,712,772)
  Intra Fund Transfers, Net                                                      -               -             -               -
  Amounts Transferred From (To) The Company's General
   Account, Net                                                         10,882,194      10,349,757     8,528,649      11,225,925
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From
   Principal Transactions                                                9,615,558      10,727,680     7,631,051      11,107,611
                                                                      --------------------------------------------------------------
Total Increase (Decrease) In Net Assets                                 12,751,576      11,555,088    10,079,786      12,242,028

NET ASSETS:
Beginning Of Period                                                     22,530,027      10,974,939    22,908,509      10,666,481
                                                                      --------------------------------------------------------------
End Of Period                                                         $ 35,281,603    $ 22,530,027  $ 32,988,295    $ 22,908,509
                                                                      ==============================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -               -             -               -
  Decrease For Surrendered Contracts                                             -               -             -               -
  Increase (Decrease) For Transfers -
    Interdivision And From (To)
          The Company's General Account, Net                                     -               -             -               -
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -               -             -               -
  Accumulation Units At Beginning Of Period                                      -               -             -               -
                                                                      --------------------------------------------------------------
  Accumulation Units At End Of Period                                            -               -             -               -
                                                                      ==============================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -               -             -               -
  Decrease For Surrendered Contracts                                             -               -             -               -
  Increase (Decrease) For Transfers -
     Interdivision And From (To)
           The Company's General Account, Net                                    -               -             -               -
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -               -             -               -
  Accumulation Units At Beginning Of Period                                      -               -             -               -
                                                                      --------------------------------------------------------------
  Accumulation Units At End Of Period                                            -               -             -               -
                                                                      ==============================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -               -             -               -
  Decrease For Surrendered Contracts                                             -               -             -               -
  Increase (Decrease) For Transfers -
     Interdivision And From (To)
           The Company's General Account, Net                                    -               -             -               -
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -               -             -               -
  Accumulation Units At Beginning Of Period                                      -               -             -               -
                                                                      --------------------------------------------------------------
  Accumulation Units At End Of Period                                            -               -             -               -
                                                                      ==============================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                        129,442         149,720       103,282         138,225
  Decrease For Surrendered Contracts                                      (227,270)       (116,141)     (174,643)       (148,728)
  Increase (Decrease) For Transfers -
     Interdivision And From (To)
           The Company's General Account, Net                              886,516         895,780       695,142         969,050
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                 788,688         929,359       623,781         958,547
  Accumulation Units At Beginning Of Period                              1,917,946         988,587     1,922,581         964,034
                                                                      --------------------------------------------------------------
  Accumulation Units At End Of Period                                    2,706,634       1,917,946     2,546,362       1,922,581
                                                                      ==============================================================



                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             ONE GROUP
                                                                          INVESTMENT TRUST                 AIM V.I.
                                                                              BALANCED                  PREMIER EQUITY
                                                                             PORTFOLIO                       FUND
                                                                      -----------------------------------------------------------
                                                                              DIVISION 9                   DIVISION 20
                                                                      -----------------------------------------------------------
                                                                        FOR THE         FOR THE       FOR THE         FOR THE
                                                                       YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                          2002            2001          2002             2001
                                                                      -----------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                        $   (110,210)   $    110,728  $   (185,189)   $   (207,127)
  Net Realized Gains (Losses)                                             (169,143)          4,868    (1,197,622)        368,367
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                                     (1,030,120)       (396,087)   (7,631,585)     (2,986,850)
                                                                      ----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                       (1,309,473)       (280,491)   (9,014,396)     (2,825,610)
                                                                      ----------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                        704,141         558,545     1,137,455       2,178,922
  Surrenders Of Accumulation Units By Terminations
   And Withdrawals                                                      (1,035,242)       (457,191)   (2,069,156)     (1,222,598)
  Intra Fund Transfers, Net                                                      -               -             -               -
  Amounts Transferred From (To) The Company's General
   Account, Net                                                          2,187,154       3,738,477     6,520,541      10,710,161
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From
   Principal Transactions                                                1,856,053       3,839,831     5,588,840      11,666,485
                                                                      ----------------------------------------------------------
Total Increase (Decrease) In Net Assets                                    546,580       3,559,340    (3,425,556)      8,840,875

NET ASSETS:
Beginning Of Period                                                      8,909,963       5,350,623    25,225,616      16,384,741
                                                                      ----------------------------------------------------------
End Of Period                                                         $  9,456,543    $  8,909,963  $ 21,800,060    $ 25,225,616
                                                                      ==========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -               -             -               -
  Decrease For Surrendered Contracts                                             -               -             -               -
  Increase (Decrease) For Transfers -
     Interdivision And From (To)
           The Company's General Account, Net                                    -               -             -               -
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -               -             -               -
  Accumulation Units At Beginning Of Period                                      -               -             -               -
                                                                      ----------------------------------------------------------
  Accumulation Units At End Of Period                                            -               -             -               -
                                                                      ==========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -               -             -               -
  Decrease For Surrendered Contracts                                             -               -             -               -
  Increase (Decrease) For Transfers -
     Interdivision And From (To)
           The Company's General Account, Net                                    -               -             -               -
                                                                      ----------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                      -               -             -               -
  Accumulation Units At Beginning Of Period                                      -               -             -               -
                                                                      ----------------------------------------------------------
  Accumulation Units At End Of Period                                            -               -             -               -
                                                                      ==========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -               -             -               -
  Decrease For Surrendered Contracts                                             -               -             -               -
  Increase (Decrease) For Transfers -
     Interdivision And From (To)
           The Company's General Account, Net                                    -               -             -               -
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -               -             -               -
  Accumulation Units At Beginning Of Period                                      -               -             -               -
                                                                      ----------------------------------------------------------
  Accumulation Units At End Of Period                                            -               -             -               -
                                                                      ==========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                         74,816          55,672       160,217         240,269
  Decrease For Surrendered Contracts                                      (112,356)        (45,439)     (311,820)       (139,848)
  Increase (Decrease) For Transfers -
     Interdivision And From (To)
           The Company's General Account, Net                              230,413         372,050       908,777       1,209,256
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                 192,873         382,283       757,174       1,309,677
  Accumulation Units At Beginning Of Period                                893,994         511,711     2,985,729       1,676,052
                                                                      ----------------------------------------------------------
  Accumulation Units At End Of Period                                    1,086,867         893,994     3,742,903       2,985,729
                                                                      ==========================================================




                See accompanying notes to financial statements.

                             A.G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                                                                               VAN KAMPEN
                                                                                   AIM V.I.                        LIT
                                                                               INTERNATIONAL                 EMERGING GROWTH
                                                                                GROWTH FUND                     PORTFOLIO
                                                                       -------------------------------------------------------------
                                                                                DIVISION 21                DIVISION 22 AND 136
                                                                       -------------------------------------------------------------
                                                                           FOR THE        FOR THE        FOR THE         FOR THE
                                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                             2002           2001           2002            2001
                                                                       -------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                         $    (57,471)   $   (62,141)   $   (283,613)   $   (446,905)
  Net Realized Gains (Losses)                                              (642,632)       170,015      (4,328,598)     (2,306,944)
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                                      (1,266,323)    (2,251,122)     (6,799,042)    (11,575,892)
                                                                       -------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                        (1,966,426)    (2,143,248)    (11,411,253)    (14,329,741)
                                                                       -------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                         426,917        876,664         959,772       1,948,960
  Surrenders Of Accumulation Units By Terminations And Withdrawals         (770,812)      (542,796)     (2,731,631)     (2,747,784)
  Intra Fund Transfers, Net                                                       -              -      (1,111,690)     (1,581,869)
  Amounts Transferred From (To) The Company's General Account, Net        2,477,454      5,121,848       3,571,465       8,198,313
                                                                       -------------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal
   Transactions                                                           2,133,559      5,455,716         687,916       5,817,620
                                                                       -------------------------------------------------------------
Total Increase (Decrease) In Net Assets                                     167,133      3,312,468     (10,723,337)     (8,512,121)

NET ASSETS:
Beginning Of Period                                                       9,990,831      6,678,363      32,871,766      41,383,887
                                                                       -------------------------------------------------------------
End Of Period                                                          $ 10,157,964    $ 9,990,831    $ 22,148,429    $ 32,871,766
                                                                       =============================================================


ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                               -              -          21,272          23,077
  Decrease For Surrendered Contracts                                              -              -         (89,515)        (76,991)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                      -              -         (27,513)         45,268
                                                                       -------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                        -              -         (95,756)         (8,646)
  Accumulation Units At Beginning Of Period                                       -              -         879,285         887,931
                                                                       -------------------------------------------------------------
  Accumulation Units At End Of Period                                             -              -         783,529         879,285
                                                                       =============================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                               -              -             584             683
  Decrease For Surrendered Contracts                                              -              -          (9,656)         (7,339)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                      -              -          (3,914)         (2,972)
                                                                       -------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                        -              -         (12,986)         (9,628)
  Accumulation Units At Beginning Of Period                                       -              -          64,119          73,747
                                                                       -------------------------------------------------------------
  Accumulation Units At End Of Period                                             -              -          51,133          64,119
                                                                       =============================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                               -              -             425           2,042
  Decrease For Surrendered Contracts                                              -              -          (8,297)         (9,946)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                      -              -             478          27,932
                                                                       -------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                        -              -          (7,394)         20,028
  Accumulation Units At Beginning Of Period                                       -              -         111,677          91,649
                                                                       -------------------------------------------------------------
  Accumulation Units At End Of Period                                             -              -         104,283         111,677
                                                                       =============================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                          56,444         95,839          66,895         107,217
  Decrease For Surrendered Contracts                                       (104,122)       (62,509)       (114,527)        (51,021)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                321,988        584,270         323,852         436,931
                                                                       -------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                  274,310        617,600         276,220         493,127
  Accumulation Units At Beginning Of Period                               1,248,248        630,648       1,080,421         587,294
                                                                       -------------------------------------------------------------
  Accumulation Units At End Of Period                                     1,522,558      1,248,248       1,356,641       1,080,421
                                                                       =============================================================





                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                               TEMPLETON
                                                                               FRANKLIN                        DEVELOPING
                                                                               SMALL CAP                   MARKETS SECURITIES
                                                                                 FUND                             FUND
                                                                       ------------------------------------------------------------
                                                                               DIVISION 23                DIVISION 24 AND 115
                                                                       ------------------------------------------------------------
                                                                          FOR THE        FOR THE          FOR THE      FOR THE
                                                                         YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                                         DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                                                            2002           2001            2002          2001
                                                                       ------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                         $   (32,076)   $   (27,011)   $     4,564    $   (11,186)
  Net Realized Gains (Losses)                                             (859,856)      (149,031)      (173,420)      (115,350)
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                                       (467,591)      (375,165)       149,352        (46,287)
                                                                       ------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                       (1,359,523)      (551,207)       (19,504)      (172,823)
                                                                       ------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                        205,852        338,279         63,457        151,239
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (498,466)      (138,854)      (255,645)      (127,345)
  Intra Fund Transfers, Net                                                      -              -        (92,302)       (91,252)
  Amounts Transferred From (To) The Company's General Account, Net         328,888      1,360,744          7,319        585,894
                                                                       ------------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal
   Transactions                                                             36,274      1,560,169       (277,171)       518,536
                                                                       ------------------------------------------------------------
Total Increase (Decrease) In Net Assets                                 (1,323,249)     1,008,962       (296,675)       345,713

NET ASSETS:
Beginning Of Period                                                      4,243,287      3,234,325      2,340,154      1,994,441
                                                                       ------------------------------------------------------------
End Of Period                                                          $ 2,920,038    $ 4,243,287    $ 2,043,479    $ 2,340,154
                                                                       ============================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -              -          1,573          5,439
  Decrease For Surrendered Contracts                                             -              -        (12,191)        (6,454)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     -              -          2,102          9,570
                                                                       ------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -              -         (8,516)         8,555
  Accumulation Units At Beginning Of Period                                      -              -         95,374         86,819
                                                                       ------------------------------------------------------------
  Accumulation Units At End Of Period                                            -              -         86,858         95,374
                                                                       ============================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -              -             (5)            (4)
  Decrease For Surrendered Contracts                                             -              -           (259)          (275)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     -              -            765              5
                                                                       ------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -              -            501           (274)
  Accumulation Units At Beginning Of Period                                      -              -          2,135          2,409
                                                                       ------------------------------------------------------------
  Accumulation Units At End Of Period                                            -              -          2,636          2,135
                                                                       ============================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -              -             14             30
  Decrease For Surrendered Contracts                                             -              -         (3,120)        (3,142)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     -              -         (5,385)        15,237
                                                                       ------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -              -         (8,491)        12,125
  Accumulation Units At Beginning Of Period                                      -              -         43,383         31,258
                                                                       ------------------------------------------------------------
  Accumulation Units At End Of Period                                            -              -         34,892         43,383
                                                                       ============================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                         23,817         31,054          5,198         11,553
  Decrease For Surrendered Contracts                                       (64,537)       (13,646)       (15,470)        (5,104)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                30,844        132,055         (8,121)        45,016
                                                                       ------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                  (9,876)       149,463        (18,393)        51,465
  Accumulation Units At Beginning Of Period                                413,466        264,003        157,993        106,528
                                                                       ------------------------------------------------------------
  Accumulation Units At End Of Period                                      403,590        413,466        139,600        157,993
                                                                       ============================================================





                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                              OPPENHEIMER                   VALIC COMPANY I
                                                                              HIGH INCOME                    MONEY MARKET I
                                                                                FUND /VA                      PORTFOLIO
                                                                     ---------------------------------------------------------------
                                                                          DIVISION 25 AND 114             DIVISION 26 AND 132
                                                                     ---------------------------------------------------------------
                                                                         FOR THE        FOR THE          FOR THE       FOR THE
                                                                        YEAR ENDED     YEAR ENDED       YEAR ENDED    YEAR ENDED
                                                                        DECEMBER 31,  DECEMBER 31,      DECEMBER 31,  DECEMBER 31,
                                                                           2002            2001            2002          2001
                                                                     ---------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                        $  1,091,189    $    723,694   $   (10,649)   $    126,295
  Net Realized Gains (Losses)                                             (631,661)       (192,979)            -               -
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                                       (932,266)       (558,267)            -               -
                                                                     ---------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                         (472,738)        (27,552)      (10,649)        126,295
                                                                     ---------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                        399,871         798,707     5,504,243      11,790,069
  Surrenders Of Accumulation Units By Terminations
   And Withdrawals                                                      (1,333,926)       (834,606)   (2,917,770)     (1,279,473)
  Intra Fund Transfers, Net                                               (234,481)        (41,639)    7,622,998       2,931,927
  Amounts Transferred From (To) The Company's
   General Account, Net                                                  2,250,178       4,490,686    (8,927,763)    (11,040,113)
                                                                     ---------------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal
   Transactions                                                          1,081,642       4,413,148     1,281,708       2,402,410
                                                                     ---------------------------------------------------------------
Total Increase (Decrease) In Net Assets                                    608,904       4,385,596     1,271,059       2,528,705

NET ASSETS:
Beginning Of Period                                                     11,590,773       7,205,177     7,628,595       5,099,890
                                                                     ---------------------------------------------------------------
End Of Period                                                         $ 12,199,677    $ 11,590,773   $ 8,899,654    $  7,628,595
                                                                     ===============================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                          3,069          22,046        24,081         284,492
  Decrease For Surrendered Contracts                                       (69,117)        (22,696)     (153,982)        (45,774)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                36,614         108,719       101,164        (116,153)
                                                                     ---------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                 (29,434)        108,069       (28,737)        122,565
  Accumulation Units At Beginning Of Period                                311,386         203,317       356,279         233,714
                                                                     ---------------------------------------------------------------
  Accumulation Units At End Of Period                                      281,952         311,386       327,542         356,279
                                                                     ===============================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                             (5)            101            19          19,078
  Decrease For Surrendered Contracts                                          (722)            (76)      (17,025)        (28,585)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                (4,585)            878        27,040             972
                                                                     ---------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                  (5,312)            903        10,034          (8,535)
  Accumulation Units At Beginning Of Period                                 14,244          13,341        31,985          40,520
                                                                     ---------------------------------------------------------------
  Accumulation Units At End Of Period                                        8,932          14,244        42,019          31,985
                                                                     ===============================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                            176           1,746         5,993          76,259
  Decrease For Surrendered Contracts                                        (6,410)         (8,134)      (35,165)         (1,089)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                10,686          30,634       101,210         (59,415)
                                                                     ---------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                   4,452          24,246        72,038          15,755
  Accumulation Units At Beginning Of Period                                 81,759          57,513        39,056          23,301
                                                                     ---------------------------------------------------------------
  Accumulation Units At End Of Period                                       86,211          81,759       111,094          39,056
                                                                     ===============================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                         39,251          57,305       469,372         667,531
  Decrease For Surrendered Contracts                                       (65,324)        (54,585)      (36,287)        (32,175)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                               168,623         314,441      (368,465)       (560,757)
                                                                     ---------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                 142,550         317,161        64,620          74,599
  Accumulation Units At Beginning Of Period                                795,270         478,109       216,017         141,418
                                                                     ---------------------------------------------------------------
  Accumulation Units At End Of Period                                      937,820         795,270       280,637         216,017
                                                                     ===============================================================

                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           VAN KAMPEN
                                                                              LIT                     VALIC COMPANY I
                                                                           ENTERPRISE                 OPPORTUNITIES
                                                                           PORTFOLIO                       FUND
                                                                    --------------------------------------------------------
                                                                           DIVISION 27               DIVISION 28 AND 151
                                                                    --------------------------------------------------------
                                                                     FOR THE          FOR THE       FOR THE       FOR THE
                                                                    YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                       2002            2001          2002          2001
                                                                    --------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                      $   (12,559)   $   (19,182)   $  (7,858)   $  (2,923)
  Net Realized Gains (Losses)                                          (580,352)       (43,149)     (36,940)      (6,006)
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                                    (111,967)      (380,228)    (160,086)     (29,895)
                                                                    --------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                      (704,878)      (442,559)    (204,884)     (38,824)
                                                                    --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     149,195        345,591       11,704      153,647
  Surrenders Of Accumulation Units By Terminations
   And Withdrawals                                                     (339,780)       (59,741)     (63,401)      (3,624)
  Intra Fund Transfers, Net                                                   -              -        8,791       86,932
  Amounts Transferred From (To) The Company's
   General Account, Net                                                 139,915        726,777      227,431      300,380
                                                                    --------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting
   From Principal Transactions                                          (50,670)     1,012,627      184,525      537,335
                                                                    --------------------------------------------------------
Total Increase (Decrease) In Net Assets                                (755,548)       570,068      (20,359)     498,511

NET ASSETS:
Beginning Of Period                                                   2,285,863      1,715,795      508,699       10,188
                                                                    --------------------------------------------------------
End Of Period                                                       $ 1,530,315    $ 2,285,863    $ 488,340    $ 508,699
                                                                    ========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                           -              -          959       12,825
  Decrease For Surrendered Contracts                                          -              -       (9,217)        (620)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                  -              -       26,693       48,103
                                                                    --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                    -              -       18,435       60,308
  Accumulation Units At Beginning Of Period                                   -              -       61,487        1,179
                                                                    --------------------------------------------------------
  Accumulation Units At End Of Period                                         -              -       79,922       61,487
                                                                    ========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                           -              -           11            -
  Decrease For Surrendered Contracts                                          -              -         (206)          (1)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                  -              -        1,292        2,732
                                                                    --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                    -              -        1,097        2,731
  Accumulation Units At Beginning Of Period                                   -              -        2,731            -
                                                                    --------------------------------------------------------
  Accumulation Units At End Of Period                                         -              -        3,828        2,731
                                                                    ========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                           -              -        1,000          310
  Decrease For Surrendered Contracts                                          -              -         (686)         (13)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                  -              -       12,568       10,978
                                                                    --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                    -              -       12,882       11,275
  Accumulation Units At Beginning Of Period                                   -              -       11,275            -
                                                                    --------------------------------------------------------
  Accumulation Units At End Of Period                                         -              -       24,157       11,275
                                                                    ========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                      22,901         38,143           68        6,738
  Decrease For Surrendered Contracts                                    (53,950)        (7,552)      (1,982)           -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                             19,188         86,057        2,749          656
                                                                    --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                              (11,861)       116,648          835        7,394
  Accumulation Units At Beginning Of Period                             284,796        168,148        7,394            -
                                                                    --------------------------------------------------------
  Accumulation Units At End Of Period                                   272,935        284,796        8,229        7,394
                                                                    ========================================================


                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                          OPPENHEIMER
                                                                           PUTNAM VT                      MAIN STREET
                                                                        GLOBAL GROWTH                   GROWTH & INCOME
                                                                             FUND                          FUND /VA
                                                                    ----------------------------------------------------------
                                                                       DIVISION 29 AND 149               DIVISION 111
                                                                    ----------------------------------------------------------
                                                                      FOR THE       FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                        2002          2001            2002           2001
                                                                    ----------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                      $  (5,811)   $     9,567    $   (119,867)   $   (160,598)
  Net Realized Gains (Losses)                                         (21,066)       (23,664)     (1,176,077)       (326,094)
  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                                   (84,014)       (12,367)     (2,395,005)     (1,553,009)
                                                                    --------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                    (110,891)       (26,464)     (3,690,949)     (2,039,701)
                                                                    --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    28,069         52,220         263,086         523,533
  Surrenders Of Accumulation Units By Terminations
   And Withdrawals                                                    (50,933)       (12,391)     (2,108,423)     (1,934,605)
  Intra Fund Transfers, Net                                               694         59,102        (848,327)       (292,349)
  Amounts Transferred From (To) The Company's
   General Account, Net                                               154,264        301,786       1,560,763       6,435,268
                                                                    --------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting
   From Principal Transactions                                        132,094        400,717      (1,132,901)      4,731,847
                                                                    --------------------------------------------------------
Total Increase (Decrease) In Net Assets                                21,203        374,253      (4,823,850)      2,692,146

NET ASSETS:
Beginning Of Period                                                   377,134          2,881      18,271,924      15,579,778
                                                                    --------------------------------------------------------
End Of Period                                                       $ 398,337    $   377,134    $ 13,448,074    $ 18,271,924
                                                                    ========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                       798          2,145          24,963          41,912
  Decrease For Surrendered Contracts                                   (5,512)          (412)       (211,539)       (169,312)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                           10,406         36,738          40,418         437,979
                                                                    --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                              5,692         38,471        (146,158)        310,579
  Accumulation Units At Beginning Of Period                            38,471              -       1,455,720       1,145,141
                                                                    ---------------------------------------------------------
  Accumulation Units At End Of Period                                  44,163         38,471       1,309,562       1,455,720
                                                                    ========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                        (1)             -             775           2,430
  Decrease For Surrendered Contracts                                        -              -          (5,286)         (3,686)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                            3,745            368          (4,002)          8,690
                                                                    ---------------------------------------------------------
  Increase (Decrease) In Units Outstanding                              3,744            368          (8,513)          7,434
  Accumulation Units At Beginning Of Period                               368              -          57,126          49,692
                                                                    ---------------------------------------------------------
  Accumulation Units At End Of Period                                   4,112            368          48,613          57,126
                                                                    =========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                       199            207           2,109           8,128
  Decrease For Surrendered Contracts                                   (3,369)          (674)        (21,704)        (17,161)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                            9,525         19,112          28,659         148,198
                                                                    ---------------------------------------------------------
  Increase (Decrease) In Units Outstanding                              6,355         18,645           9,064         139,165
  Accumulation Units At Beginning Of Period                            18,963            318         333,617         194,452
                                                                    ---------------------------------------------------------
  Accumulation Units At End Of Period                                  25,318         18,963         342,681         333,617
                                                                    =========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                     3,109            442               -               -
  Decrease For Surrendered Contracts                                     (989)          (735)              -               -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                            3,222          2,082               -               -
                                                                    --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                              5,342          1,789               -               -
  Accumulation Units At Beginning Of Period                             1,789              -               -               -
                                                                    --------------------------------------------------------
  Accumulation Units At End Of Period                                   7,131          1,789               -               -
                                                                    ========================================================



                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                                                 OPPENHEIMER                  OPPENHEIMER
                                                                                   CAPITAL                    MAIN STREET
                                                                                 APPRECIATION                  SMALL CAP
                                                                                  FUND/ VA                     FUND/ VA
                                                                      --------------------------------------------------------------
                                                                                DIVISION 112                 DIVISION 113
                                                                      --------------------------------------------------------------
                                                                            FOR THE       FOR THE       FOR THE         FOR THE
                                                                           YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                             2002           2001          2002            2001
                                                                      --------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                        $    (96,020)   $   (102,694)   $   (64,346)   $   (60,916)
  Net Realized Gains (Losses)                                             (972,355)        945,992       (402,888)        25,401
  Net Change in Unrealized Appreciation
    (Depreciation) During The Period                                    (2,700,504)     (2,528,851)      (339,789)        (7,078)
                                                                      --------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                       (3,768,879)     (1,685,553)      (807,023)       (42,593)
                                                                      --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                        272,213         652,365         73,234         93,192
  Surrenders Of Accumulation Units By Terminations And Withdrawals      (1,228,800)     (1,104,675)      (433,594)      (594,061)
  Intra Fund Transfers, Net                                               (787,247)       (171,655)      (137,374)      (157,255)
  Amounts Transferred From (To) The Company's General Account, Net       1,595,296       4,383,259        390,278      1,444,636
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                          (148,538)      3,759,294       (107,456)       786,512
                                                                      --------------------------------------------------------------
Total Increase (Decrease) In Net Assets                                 (3,917,417)      2,073,741       (914,479)       743,919

NET ASSETS:
Beginning Of Period                                                     12,821,282      10,747,541      4,664,518      3,920,599
                                                                      --------------------------------------------------------------
End Of Period                                                         $  8,903,865    $ 12,821,282    $ 3,750,039    $ 4,664,518
                                                                      ==============================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                         24,798          44,818          4,267          8,514
  Decrease For Surrendered Contracts                                      (102,023)        (73,727)       (28,602)       (46,526)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                25,476         233,973         20,147         68,369
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                 (51,749)        205,064         (4,188)        30,357
  Accumulation Units At Beginning Of Period                                833,068         628,004        274,678        244,321
  Accumulation Units At End Of Period                                 --------------------------------------------------------------
                                                                           781,319         833,068        270,490        274,678
                                                                      ==============================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                             51             (16)           196            105
  Decrease For Surrendered Contracts                                        (3,130)         (2,368)          (382)          (338)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                 3,264          15,674          2,186          3,167
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                     185          13,290          2,000          2,934
  Accumulation Units At Beginning Of Period                                 46,510          33,220         12,642          9,708
                                                                      --------------------------------------------------------------
  Accumulation Units At End Of Period                                       46,695          46,510         14,642         12,642
                                                                      ==============================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                          1,132           5,778          1,457            647
  Decrease For Surrendered Contracts                                       (15,591)         (8,962)        (8,546)        (4,281)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                28,102          68,731         (3,503)        37,676
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                  13,643          65,547        (10,592)        34,042
  Accumulation Units At Beginning Of Period                                144,590          79,043         88,014         53,972
                                                                      --------------------------------------------------------------
  Accumulation Units At End Of Period                                      158,233         144,590         77,422         88,014
                                                                      ==============================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -               -              -              -
  Decrease For Surrendered Contracts                                             -               -              -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     -               -              -              -
                                                                      --------------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -               -              -              -
  Accumulation Units At Beginning Of Period                                      -               -              -              -
                                                                      --------------------------------------------------------------
  Accumulation Units At End Of Period                                            -               -              -              -
                                                                      ==============================================================




                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              TEMPLETON
                                                                               FOREIGN                   AIM V.I. CAPITAL
                                                                              SECURITIES                  APPRECIATION
                                                                                 FUND                         FUND
                                                                      -----------------------------------------------------------
                                                                              DIVISION 116                 DIVISION 117
                                                                      -----------------------------------------------------------
                                                                          FOR THE       FOR THE        FOR THE        FOR THE
                                                                        YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                        DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                           2002           2001           2002          2001
                                                                      -----------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                        $     3,145    $    43,398    $   (98,700)   $  (119,392)
  Net Realized Gains (Losses)                                            (396,075)       241,837       (626,568)       458,727
  Net Change in Unrealized Appreciation
    (Depreciation) During The Period                                     (105,370)      (846,333)    (1,259,208)    (2,757,403)
                                                                      -----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                        (498,300)      (561,098)    (1,984,476)    (2,418,068)
                                                                      -----------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                        60,459         64,159        119,041        169,986
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (251,492)      (311,755)      (628,727)      (971,829)
  Intra Fund Transfers, Net                                              (209,643)      (393,372)      (453,451)      (707,359)
  Amounts Transferred From (To) The Company's General Account, Net        186,121      1,010,025        473,403      2,724,678
                                                                      -----------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                         (214,555)       369,057       (489,734)     1,215,476
                                                                      -----------------------------------------------------------
Total Increase (Decrease) In Net Assets                                  (712,855)      (192,041)    (2,474,210)    (1,202,592)

NET ASSETS:
Beginning Of Period                                                     2,624,916      2,816,957      7,811,828      9,014,420
                                                                      -----------------------------------------------------------
End Of Period                                                         $ 1,912,061    $ 2,624,916    $ 5,337,618    $ 7,811,828
                                                                      ===========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                         6,192          6,659         11,497         13,588
  Decrease For Surrendered Contracts                                      (18,423)       (27,326)       (56,318)       (80,890)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                1,978         30,412        (11,775)        99,509
                                                                      -----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                (10,253)         9,745        (56,596)        32,207
  Accumulation Units At Beginning Of Period                               199,041        189,296        565,469        533,262
                                                                      -----------------------------------------------------------
  Accumulation Units At End Of Period                                     188,788        199,041        508,873        565,469
                                                                      ===========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                            (1)            (1)           304            156
  Decrease For Surrendered Contracts                                       (1,898)          (578)        (3,888)          (657)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                               (1,166)           302          2,958          7,471
                                                                      -----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                 (3,065)          (277)          (626)         6,970
  Accumulation Units At Beginning Of Period                                 7,698          7,975         23,670         16,700
                                                                      -----------------------------------------------------------
  Accumulation Units At End Of Period                                       4,633          7,698         23,044         23,670
                                                                      ===========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                            27            315            830          3,425
  Decrease For Surrendered Contracts                                       (7,103)        (2,798)       (11,341)        (9,892)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                               (4,853)        23,736          5,045         69,568
                                                                      -----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                (11,929)        21,253         (5,466)        63,101
  Accumulation Units At Beginning Of Period                                62,575         41,322        174,234        111,133
                                                                      -----------------------------------------------------------
  Accumulation Units At End Of Period                                      50,646         62,575        168,768        174,234
                                                                      ===========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                             -              -              -              -
  Decrease For Surrendered Contracts                                            -              -              -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                    -              -              -              -
                                                                      -----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                      -              -              -              -
  Accumulation Units At Beginning Of Period                                     -              -              -              -
                                                                      -----------------------------------------------------------
  Accumulation Units At End Of Period                                           -              -              -              -
                                                                      ===========================================================





                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          AIM V.I. DIVERSIFIED             VALIC COMPANY I
                                                                                 INCOME                       STOCK INDEX
                                                                                  FUND                           FUND
                                                                      -------------------------------------------------------------
                                                                              DIVISION 118                   DIVISION 133
                                                                      -------------------------------------------------------------
                                                                          FOR THE       FOR THE         FOR THE        FOR THE
                                                                         YEAR ENDED   YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                        DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                                           2002           2001           2002           2001
                                                                      -------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                         $   220,987    $   241,019    $    (56,260)  $    (98,624)
  Net Realized Gains (Losses)                                             (201,218)       (59,116)     (1,538,586)       267,022
  Net Change in Unrealized Appreciation
    (Depreciation) During The Period                                       (13,315)      (115,004)     (2,990,921)    (3,016,149)
                                                                      ----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                            6,454         66,899      (4,585,767)    (2,847,751)
                                                                      ----------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                         35,601        115,942         349,223        628,929
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (885,964)      (596,310)     (1,648,286)    (1,608,973)
  Intra Fund Transfers, Net                                               (530,058)        91,505      (1,309,833)      (535,265)
  Amounts Transferred From (To) The Company's General Account, Net         636,494      1,526,417       1,353,177      3,028,862
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                          (743,927)     1,137,554      (1,255,719)     1,513,553
                                                                      ----------------------------------------------------------
Total Increase (Decrease) In Net Assets                                   (737,473)     1,204,453      (5,841,486)    (1,334,198)

NET ASSETS:
Beginning Of Period                                                      4,347,770      3,143,317      19,229,176     20,563,374
                                                                      ----------------------------------------------------------
End Of Period                                                          $ 3,610,297    $ 4,347,770    $ 13,387,690   $ 19,229,176
                                                                      ==========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                          2,927         13,992          21,884         31,198
  Decrease For Surrendered Contracts                                       (79,927)       (56,334)       (101,870)       (72,632)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                 8,660        112,854         (15,840)        98,776
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                 (68,340)        70,512         (95,826)        57,342
  Accumulation Units At Beginning Of Period                                343,758        273,246         980,728        923,386
                                                                      ----------------------------------------------------------
  Accumulation Units At End Of Period                                      275,418        343,758         884,902        980,728
                                                                      ==========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                             (8)            (8)            562            723
  Decrease For Surrendered Contracts                                          (508)          (669)         (6,006)       (13,191)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                   (20)          (292)        (10,340)         3,165
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                    (536)          (969)        (15,784)        (9,303)
  Accumulation Units At Beginning Of Period                                  7,365          8,334          59,678         68,981
                                                                      ----------------------------------------------------------
  Accumulation Units At End Of Period                                        6,829          7,365          43,894         59,678
                                                                      ==========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                            452          1,172           2,092          8,575
  Decrease For Surrendered Contracts                                       (12,297)        (3,911)        (11,889)       (15,739)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                 2,152         49,656          23,665         75,467
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                  (9,693)        46,917          13,868         68,303
  Accumulation Units At Beginning Of Period                                 93,790         46,873         212,897        144,594
                                                                      ----------------------------------------------------------
  Accumulation Units At End Of Period                                       84,097         93,790         226,765        212,897
                                                                      ==========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              -              -               -              -
  Decrease For Surrendered Contracts                                             -              -               -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     -              -               -              -
                                                                      ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       -              -               -              -
  Accumulation Units At Beginning Of Period                                      -              -               -              -
                                                                      ----------------------------------------------------------
  Accumulation Units At End Of Period                                            -              -               -              -
                                                                      ==========================================================







                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                VALIC COMPANY I              VALIC COMPANY I
                                                                                 GROWTH & INCOME           INTERNATIONAL EQUITIES
                                                                                      FUND                          FUND
                                                                          ---------------------------------------------------------
                                                                                  DIVISION 134                   DIVISION 135
                                                                          ---------------------------------------------------------
                                                                             FOR THE        FOR THE        FOR THE        FOR THE
                                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                              2002          2001            2002           2001
                                                                          ---------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                            $   (128,133)  $   (164,775)  $    (47,130)  $     37,412
  Net Realized Gains (Losses)                                               (2,399,019)    (1,485,263)      (780,727)        37,502
  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                                        (1,611,124)    (1,004,435)       (88,543)    (1,355,933)
                                                                          ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                           (4,138,276)    (2,654,473)      (916,400)    (1,281,019)
                                                                          ---------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                            258,152        352,877         37,147        115,327
  Surrenders Of Accumulation Units By Terminations And Withdrawals          (1,777,093)    (2,527,856)      (392,801)      (648,447)
  Intra Fund Transfers, Net                                                 (1,087,985)    (1,015,556)      (191,885)      (203,294)
  Amounts Transferred From (To) The Company's General Account, Net             414,743      1,334,658        538,492        910,817
                                                                          ---------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From
   Principal Transactions                                                   (2,192,183)    (1,855,877)        (9,047)       174,403
                                                                          ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                                     (6,330,459)    (4,510,350)      (925,447)    (1,106,616)

NET ASSETS:
Beginning Of Period                                                         19,192,647     23,702,997      4,465,270      5,571,886
                                                                          ---------------------------------------------------------
End Of Period                                                             $ 12,862,188   $ 19,192,647   $  3,539,823   $  4,465,270
                                                                          =========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                             20,002         21,754          3,618         10,454
  Decrease For Surrendered Contracts                                          (120,544)      (136,152)       (34,450)       (42,739)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                   (43,973)        13,477         16,746         37,491
                                                                          ---------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                    (144,515)      (100,921)       (14,086)         5,206
  Accumulation Units At Beginning Of Period                                  1,161,341      1,262,262        404,541        399,335
                                                                          ---------------------------------------------------------
  Accumulation Units At End Of Period                                        1,016,826      1,161,341        390,455        404,541
                                                                          =========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                206            142             11             60
  Decrease For Surrendered Contracts                                           (10,827)       (23,895)        (4,689)       (17,794)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                    (3,526)        (5,336)         1,016          5,711
                                                                          ---------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                     (14,147)       (29,089)        (3,662)       (12,023)
  Accumulation Units At Beginning Of Period                                     81,314        110,403         29,140         41,163
                                                                          ---------------------------------------------------------
  Accumulation Units At End Of Period                                           67,167         81,314         25,478         29,140
                                                                          =========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                474          3,660            722            732
  Decrease For Surrendered Contracts                                           (15,677)       (21,674)       (10,088)        (4,576)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                   (22,212)        18,377         26,270         37,635
                                                                          ---------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                     (37,415)           363         16,904         33,791
  Accumulation Units At Beginning Of Period                                    191,700        191,337         61,020         27,229
                                                                          ---------------------------------------------------------
  Accumulation Units At End Of Period                                          154,285        191,700         77,924         61,020
                                                                          =========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                  -              -              -              -
  Decrease For Surrendered Contracts                                                 -              -              -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                         -              -              -              -
                                                                          ---------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                           -              -              -              -
  Accumulation Units At Beginning Of Period                                          -              -              -              -
                                                                          ---------------------------------------------------------
  Accumulation Units At End Of Period                                                -              -              -              -
                                                                          =========================================================




                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               VALIC COMPANY I                    OCCAT
                                                                             GOVERNMENT SECURITIES                MANAGED
                                                                                     FUND                        PORTFOLIO
                                                                         ----------------------------------------------------------
                                                                                  DIVISION 138                DIVISION 139
                                                                         ----------------------------------------------------------
                                                                            FOR THE         FOR THE       FOR THE         FOR THE
                                                                          YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                         DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                             2002            2001          2002            2001
                                                                         ----------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                           $    625,718   $    780,644   $    143,297    $    241,547
  Net Realized Gains (Losses)                                                 524,530        240,607     (1,091,356)       (121,235)
  Net Change in Unrealized Appreciation (Depreciation) During The
    Period                                                                  1,204,796         35,874     (4,263,145)     (2,104,664)
                                                                         ----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                           2,355,044      1,057,125     (5,211,204)     (1,984,352)
                                                                         ----------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                           262,719        561,907        375,031         555,927
  Surrenders Of Accumulation Units By Terminations And Withdrawals         (2,877,257)    (2,455,052)    (3,642,278)     (2,514,405)
  Intra Fund Transfers, Net                                                   375,918        100,515     (1,499,970)        160,068
  Amounts Transferred From (To) The Company's General Account, Net          1,962,656      3,200,324      1,485,695       2,938,792
                                                                         ----------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                             (275,964)     1,407,694     (3,281,522)      1,140,382
                                                                         ----------------------------------------------------------
Total Increase (Decrease) In Net Assets                                     2,079,080      2,464,819     (8,492,726)       (843,970)

NET ASSETS:
Beginning Of Period                                                        22,738,008     20,273,189     29,952,480      30,796,450
                                                                         ----------------------------------------------------------
End Of Period                                                            $ 24,817,088   $ 22,738,008   $ 21,459,754    $ 29,952,480
                                                                         ==========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                            15,171         39,097         23,255          36,276
  Decrease For Surrendered Contracts                                         (188,314)      (150,723)      (210,588)       (112,330)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                  135,702        186,431        (17,900)        133,262
                                                                         ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                    (37,441)        74,805       (205,233)         57,208
  Accumulation Units At Beginning Of Period                                 1,447,442      1,372,637      1,604,376       1,547,168
                                                                         ----------------------------------------------------------
  Accumulation Units At End Of Period                                       1,410,001      1,447,442      1,399,143       1,604,376
                                                                         ==========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                               151            546             (2)             46
  Decrease For Surrendered Contracts                                           (4,224)       (21,264)       (17,971)        (21,272)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                    2,096         (1,067)       (18,615)          1,082
                                                                         ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                     (1,977)       (21,785)       (36,588)        (20,144)
  Accumulation Units At Beginning Of Period                                    85,819        107,604        112,267         132,411
                                                                         ----------------------------------------------------------
  Accumulation Units At End Of Period                                          83,842         85,819         75,679         112,267
                                                                         ==========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                             2,704          6,524          1,106           2,366
  Decrease For Surrendered Contracts                                          (12,698)       (15,722)       (21,633)        (22,305)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                   31,681         66,033         41,788          66,562
                                                                         ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                     21,687         56,835         21,261          46,623
  Accumulation Units At Beginning Of Period                                   177,814        120,979        167,744         121,121
                                                                         ----------------------------------------------------------
Accumulation Units At End Of Period                                           199,501        177,814        189,005         167,744
                                                                         ==========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                 -              -              -               -
  Decrease For Surrendered Contracts                                                -              -              -               -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                        -              -              -               -
                                                                         ----------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                          -              -              -               -
  Accumulation Units At Beginning Of Period                                         -              -              -               -
                                                                         ----------------------------------------------------------
  Accumulation Units At End Of Period                                               -              -              -               -
                                                                         ==========================================================




                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                    JANUS ASPEN                  JANUS ASPEN
                                                                                      SERIES                        SERIES
                                                                                      GROWTH                    INTERNATIONAL
                                                                                     PORTFOLIO                 GROWTH PORTFOLIO
                                                                            --------------------------------------------------------
                                                                                   DIVISION 141                  DIVISION 142
                                                                            -------------------------------------------------------
                                                                              For The        For The        For The        For The
                                                                            Year Ended     Year Ended     Year Ended     Year Ended
                                                                           December 31,   December 31,   December 31,   December 31,
                                                                               2002           2001           2002           2001
                                                                           --------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                             $   (19,236)   $    (8,268)  $    (6,061)   $    (1,855)
  Net Realized Gains (Losses)                                                 (140,171)       (82,254)     (199,112)       (15,405)
  Net Change in Unrealized Appreciation (Depreciation) During The Period      (270,674)      (103,910)        2,068        (34,406)
                                                                           -------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                             (430,081)      (194,432)     (203,105)       (51,666)
                                                                           -------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                             44,440        125,075        24,714         53,268
  Surrenders Of Accumulation Units By Terminations And Withdrawals            (112,782)       (33,790)      (21,831)        (9,346)
  Intra Fund Transfers, Net                                                    (95,275)        19,016      (103,969)        56,786
  Amounts Transferred From (To) The Company's General Account, Net             458,834      1,253,158       241,019        601,462
                                                                           -------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal Transactions      295,217      1,363,459       139,933        702,170
                                                                           -------------------------------------------------------
Total Increase (Decrease) In Net Assets                                       (134,864)     1,169,027       (63,172)       650,504

NET ASSETS:
Beginning Of Period                                                          1,223,769         54,742       675,418         24,914
                                                                           -------------------------------------------------------
End Of Period                                                              $ 1,088,905    $ 1,223,769   $   612,246    $   675,418
                                                                           =======================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              6,930         12,228         3,246          6,810
  Decrease For Surrendered Contracts                                           (13,202)        (3,706)       (3,748)        (1,274)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                    39,486         97,900        20,907         70,406
                                                                           -------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                      33,214        106,422        20,405         75,942
  Accumulation Units At Beginning Of Period                                    110,290          3,868        78,557          2,615
                                                                           -------------------------------------------------------
  Accumulation Units At End Of Period                                          143,504        110,290        98,962         78,557
                                                                           =======================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                 72              -            18             12
  Decrease For Surrendered Contracts                                              (236)          (172)            -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     1,329          7,408           182          1,207
                                                                           -------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       1,165          7,236           200          1,219
  Accumulation Units At Beginning Of Period                                      7,236              -         1,219              -
                                                                           -------------------------------------------------------
  Accumulation Units At End Of Period                                            8,401          7,236         1,419          1,219
                                                                           =======================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                689          3,906           243             25
  Decrease For Surrendered Contracts                                            (7,189)          (940)          (23)          (101)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                    14,821         61,395         2,024         16,051
                                                                           -------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       8,321         64,361         2,244         15,975
  Accumulation Units At Beginning Of Period                                     66,589          2,228        16,028             53
                                                                           -------------------------------------------------------
  Accumulation Units At End Of Period                                           74,910         66,589        18,272         16,028
                                                                           =======================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                  -              -             -              -
  Decrease For Surrendered Contracts                                                 -              -             -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                         -              -             -              -
                                                                           -------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                           -              -             -              -
  Accumulation Units At Beginning Of Period                                          -              -             -              -
                                                                           -------------------------------------------------------
  Accumulation Units At End Of Period                                                -              -             -              -
                                                                           =======================================================




                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                                VALIC COMPANY I
                                                                                MFS VIT CAPITAL                    SCIENCE &
                                                                                 OPPORTUNITIES                     TECHNOLOGY
                                                                                    SERIES                           FUND
                                                                           ---------------------------------------------------------
                                                                                 DIVISION 143                     DIVISION 144
                                                                           ---------------------------------------------------------
                                                                              For The        For The       For The        For The
                                                                            Year Ended     Year Ended    Year Ended     Year Ended
                                                                           December 31,   December 31,  December 31,   December 31,
                                                                               2002           2001          2002           2001
                                                                           ---------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                             $    (9,410)   $    (4,061)   $    (7,640)   $    (4,190)
  Net Realized Gains (Losses)                                                  (75,347)       (17,580)       (97,798)        12,684
  Net Change in Unrealized Appreciation (Depreciation) During The Period      (158,962)       (33,652)      (180,597)      (118,764)
                                                                           --------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                             (243,719)       (55,293)      (286,035)      (110,270)
                                                                           --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                             39,201        159,395         21,798         75,679
  Surrenders Of Accumulation Units By Terminations And Withdrawals            (115,642)       (13,341)       (31,291)        (5,808)
  Intra Fund Transfers, Net                                                     (9,594)             -        (13,492)       266,563
  Amounts Transferred From (To) The Company's General Account, Net             318,961        468,281        191,214        313,725
                                                                           --------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal Transactions      232,926        614,335        168,229        650,159
                                                                           --------------------------------------------------------
Total Increase (Decrease) In Net Assets                                        (10,793)       559,042       (117,806)       539,889

NET ASSETS:
Beginning Of Period                                                            586,850         27,808        567,091         27,202
                                                                           --------------------------------------------------------
End Of Period                                                              $   576,057    $   586,850    $   449,285    $   567,091
                                                                           ========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              4,146         10,059          3,827          5,098
  Decrease For Surrendered Contracts                                           (19,405)        (1,317)        (4,024)        (1,000)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                    40,725         57,139         30,430         77,966
                                                                           --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                      25,466         65,881         30,233         82,064
  Accumulation Units At Beginning Of Period                                     68,795          2,914         85,396          3,332
                                                                           --------------------------------------------------------
  Accumulation Units At End Of Period                                           94,261         68,795        115,629         85,396
                                                                           ========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                141              -          1,444              -
  Decrease For Surrendered Contracts                                                 -              -           (265)          (197)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     1,498          1,886           (142)         4,248
                                                                           --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       1,639          1,886          1,037          4,051
  Accumulation Units At Beginning Of Period                                      1,886              -          4,051              -
                                                                           --------------------------------------------------------
  Accumulation Units At End Of Period                                            3,525          1,886          5,088          4,051
                                                                           ========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                              2,447          1,835            534          5,560
  Decrease For Surrendered Contracts                                            (1,282)          (515)        (5,637)           (85)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     5,654          9,500         15,082         24,904
                                                                           --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       6,819         10,820          9,979         30,379
  Accumulation Units At Beginning Of Period                                     10,820              -         30,379              -
                                                                           --------------------------------------------------------
  Accumulation Units At End Of Period                                           17,639         10,820         40,358         30,379
                                                                           ========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                  -              -              -              -
  Decrease For Surrendered Contracts                                                 -              -              -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                         -              -              -              -
                                                                           --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                           -              -              -              -
  Accumulation Units At Beginning Of Period                                          -              -              -              -
                                                                           --------------------------------------------------------
  Accumulation Units At End Of Period                                                -              -              -              -
                                                                           ========================================================




                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 VALIC COMPANY II           VALIC COMPANY II
                                                                                      MID CAP                STRATEGIC BOND
                                                                                    VALUE FUND                    FUND
                                                                           --------------------------------------------------------
                                                                                    DIVISION 145                DIVISION 146
                                                                           --------------------------------------------------------
                                                                              For The        For The        For The       For The
                                                                            Year Ended     Year Ended     Year Ended    Year Ended
                                                                           December 31,   December 31,   December 31,  December 31,
                                                                               2002           2001           2002          2001
                                                                           -------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                             $   (24,284)   $    (5,051)  $    74,745    $    28,494
  Net Realized Gains (Losses)                                                  (35,408)        45,523         2,183         (1,376)
  Net Change in Unrealized Appreciation (Depreciation) During The Period      (294,860)       (18,720)       (6,543)           488
                                                                           -------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                             (354,552)        21,752        70,385         27,606
                                                                           -------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                            112,153         92,089        35,040         47,105
  Surrenders Of Accumulation Units By Terminations And Withdrawals            (188,475)      (122,258)      (61,432)       (12,554)
  Intra Fund Transfers, Net                                                    102,968        954,055       181,594        318,947
  Amounts Transferred From (To) The Company's General Account, Net             519,409        742,539       420,157        592,003
                                                                           -------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal Transactions      546,055      1,666,425       575,359        945,501
                                                                           -------------------------------------------------------
Total Increase (Decrease) In Net Assets                                        191,503      1,688,177       645,744        973,107

NET ASSETS:
Beginning Of Period                                                          1,724,892         36,715       974,152          1,045
                                                                           -------------------------------------------------------
End Of Period                                                              $ 1,916,395    $ 1,724,892   $ 1,619,896    $   974,152
                                                                           =======================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                             10,836          5,971         2,178          3,602
  Decrease For Surrendered Contracts                                           (14,592)       (12,366)       (5,280)          (699)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                    46,563        136,626        48,897         65,645
                                                                           -------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                      42,807        130,231        45,795         68,548
  Accumulation Units At Beginning Of Period                                    133,656          3,425        68,652            104
                                                                           -------------------------------------------------------
  Accumulation Units At End Of Period                                          176,463        133,656       114,447         68,652
                                                                           =======================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                 46            960            77              7
  Decrease For Surrendered Contracts                                              (383)             -             -            (81)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     1,040          2,432         2,218          2,546
                                                                           -------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                         703          3,392         2,295          2,472
  Accumulation Units At Beginning Of Period                                      3,392              -         2,472              -
                                                                           -------------------------------------------------------
  Accumulation Units At End Of Period                                            4,095          3,392         4,767          2,472
                                                                           =======================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                903          1,988           814            811
  Decrease For Surrendered Contracts                                            (3,936)          (140)         (282)          (395)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                    11,056         27,409         3,208         17,482
                                                                           -------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                       8,023         29,257         3,740         17,898
  Accumulation Units At Beginning Of Period                                     29,257              -        17,898              -
                                                                           -------------------------------------------------------
  Accumulation Units At End Of Period                                           37,280         29,257        21,638         17,898
                                                                           =======================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                  -              -             -              -
  Decrease For Surrendered Contracts                                                 -              -             -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                         -              -             -              -
                                                                           -------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                           -              -             -              -
  Accumulation Units At Beginning Of Period                                          -              -             -              -
                                                                           -------------------------------------------------------
  Accumulation Units At End Of Period                                                -              -             -              -
                                                                           =======================================================




                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               VALIC COMPANY II                  PUTNAM VT
                                                                                HIGH YIELD BOND                   VOYAGER
                                                                                     FUND                         FUND II
                                                                           ---------------------------------------------------------
                                                                                   DIVISION 147                DIVISION 148
                                                                           ---------------------------------------------------------
                                                                               For The        For The      For The         For The
                                                                             Year Ended     Year Ended    Year Ended     Year Ended
                                                                            December 31,   December 31,  December 31,   December 31,
                                                                                2002           2001          2002           2001
                                                                           --------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                             $     29,862    $    15,281   $   (10,750)   $    (5,873)
  Net Realized Gains (Losses)                                                   (16,912)        (4,808)      (65,007)       (80,645)
  Net Change in Unrealized Appreciation (Depreciation) During The Period        (26,388)       (10,910)     (184,393)       (25,260)
                                                                           --------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                               (13,438)          (437)     (260,150)      (111,778)
                                                                           --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                               5,963         24,288        40,856         85,982
  Surrenders Of Accumulation Units By Terminations And Withdrawals              (39,974)      (134,441)      (42,391)       (13,255)
  Intra Fund Transfers, Net                                                      50,449        263,691       (56,314)       (60,424)
  Amounts Transferred From (To) The Company's General Account, Net              116,254        120,551       222,709        774,049
                                                                           --------------------------------------------------------
  Increase (Decrease) In Net Assets Resulting From Principal Transactions       132,692        274,089       164,860        786,352
                                                                           --------------------------------------------------------
Total Increase (Decrease) In Net Assets                                         119,254        273,652       (95,290)       674,574

NET ASSETS:
Beginning Of Period                                                             279,588          5,936       707,542         32,968
                                                                           --------------------------------------------------------
End Of Period                                                              $    398,842    $   279,588   $   612,252    $   707,542
                                                                           ========================================================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                 564          2,457         7,376         12,850
  Decrease For Surrendered Contracts                                             (4,175)       (13,268)       (8,754)        (1,564)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                     12,782         35,982        24,290         58,544
                                                                           --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                        9,171         25,171        22,912         69,830
  Accumulation Units At Beginning Of Period                                      25,788            617        73,749          3,919
                                                                           --------------------------------------------------------
  Accumulation Units At End of Period                                            34,959         25,788        96,661         73,749
                                                                           ========================================================

ELITEPLUS BONUS ENHANCED DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                   -              -           116              -
  Decrease For Surrendered Contracts                                                  -            (49)          (30)          (114)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                        913            801         2,462         11,748
                                                                           --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                          913            752         2,548         11,634
  Accumulation Units At Beginning Of Period                                         752              -        11,634              -
                                                                           --------------------------------------------------------
  Accumulation Units At End of Period                                             1,665            752        14,182         11,634
                                                                           ========================================================

ELITEPLUS BONUS ANNUAL STEP UP DEATH BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                  18              -         1,318            625
  Decrease For Surrendered Contracts                                               (100)          (183)         (433)          (497)
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                      3,173          1,444         4,064         37,786
                                                                           --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                        3,091          1,261         4,949         37,914
  Accumulation Units At Beginning Of Period                                       1,261              -        37,914              -
                                                                           --------------------------------------------------------
  Accumulation Units At End Of Period                                             4,352          1,261        42,863         37,914
                                                                           ========================================================

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation Units For Purchase Payments Received                                   -              -             -              -
  Decrease For Surrendered Contracts                                                  -              -             -              -
  Increase (Decrease) For Transfers - Interdivision And From (To)
          The Company's General Account, Net                                          -              -             -              -
                                                                           --------------------------------------------------------
  Increase (Decrease) In Units Outstanding                                            -              -             -              -
  Accumulation Units At Beginning Of Period                                           -              -             -              -
                                                                           --------------------------------------------------------
  Accumulation Units At End Of Period                                                 -              -             -              -
                                                                           ========================================================



                See accompanying notes to financial statements.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                         AIG ANNUITY INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


NOTE A -- ORGANIZATION

A.G. Separate Account A (the "Separate Account") was established by AIG Annuity Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended. The distributor of the Separate Account contracts is American General Distributors, Inc., an affiliate of the Company; however, the Company pays all commissions.

The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of the Company, serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to VALIC Company I and II Series. AIG Global Investment Corp., ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of the Company, serve as investment sub-advisers to certain VALIC Company II mutual funds ("Funds"). Third party portfolio managers manage the remaining Funds.

The Separate Account is divided into thirty-eight sub-accounts or "divisions". Seven of the divisions invest in the VALIC Company I Series and three of the divisions invest in the VALIC Company II Series.

Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I. Effective January 1, 2002, North American Funds Variable Product Series II changed its name to VALIC Company II. Effective May 1, 2001, the Oppenheimer Small Cap Fund changed its name to the Oppenheimer Main Street Small Cap Growth Fund. Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund.

As of December 31, 2002, the Funds available to contract owners through the various divisions are as follows:

Oppenheimer Variable Account Funds
         Oppenheimer Main Street Growth & Income Fund/VA
         Oppenheimer Capital Appreciation Fund/VA
         Oppenheimer Main Street Small Cap Fund/VA
         Oppenheimer High Income Fund/VA

Templeton Variable Products Series - Class 2
         Templeton Developing Markets Securities Fund
         Templeton Foreign Securities Fund
         Franklin Small Cap Fund

AIM Variable Insurance Funds, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. Diversified Income Fund
         AIM V.I. Premier Equity Fund
         AIM V.I. International Growth Fund

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE A -- ORGANIZATION (CONTINUED)

Van Kampen Life Investment Trust ("LIT")
         Van Kampen LIT Emerging Growth Portfolio
         Van Kampen LIT Enterprise Portfolio

VALIC Company I
         Stock Index Fund
         Growth & Income Fund
         International Equities Fund
         Government Securities Fund
         Science & Technology Fund
         Opportunities Fund
         Money Market I Fund

VALIC Company II
         Mid Cap Value Fund
         High Yield Bond Fund
         Strategic Bond Fund

One Group Investment Trust
         One Group Investment Trust Diversified Equity Portfolio One Group Investment Trust Equity Index Portfolio
         One Group Investment Trust Large Cap Growth Portfolio One Group Investment Trust Mid Cap Value Portfolio
         One Group Investment Trust Mid Cap Growth Portfolio
         One Group Investment Trust Diversified Mid Cap Portfolio One Group Investment Trust Government Bond Portfolio
         One Group Investment Trust Bond Portfolio
         One Group Investment Trust Balanced Portfolio

OCC Accumulation Trust ("OCCAT")
         OCCAT Managed Portfolio

Janus Aspen Series Service Shares
         Janus Aspen Series Growth Portfolio
         Janus Aspen Series International Growth Portfolio

MFS Variable Insurance Trust  ("MFS VIT")
         MFS VIT Capital Opportunities Series

Putnam Variable Trust - Class IB  ("Putnam VT")
         Putnam VT Voyager Fund II
         Putnam VT Global Growth Fund

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

In addition to the thirty-eight divisions above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)




NOTE A -- ORGANIZATION (CONTINUED)

Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus and The One-Multi Manager Variable Annuity prospectus for a complete description of the available Funds and fixed account.

Effective February 22, 2002, the Company is no longer selling the ElitePlus Bonus Variable Annuity product.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statement of changes in net assets.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain items have been reclassified to conform to the current period's presentation. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

INVESTMENT VALUATION. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.


INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS ON BENEFIT. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. At December 31, 2002, the Separate Account did not have contracts in the annuity payout phase; therefore, no future policy benefit reserves were required.

NOTE C -- FEDERAL INCOME TAXES

The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

NOTE D -- SEPARATE ACCOUNT CHARGES AND EXPENSES

Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to the Company.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE D -- SEPARATE ACCOUNT CHARGES AND EXPENSES (CONTINUED)

The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, and 0.15% and 1.00%, respectively, for The One Multi-Manager Annuity product.

The ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step-Up Death Benefit, respectively. For the years ended December 31, 2002 and 2001, deductions for the administrative expenses were $25,304 and $22,856, respectively, and mortality and expense risk charges were $4,781,951 and $4,386,355, respectively.

On the contract anniversary, the Company assesses an annual maintenance charge of $30 per contract during the accumulation period for the maintenance of the ElitePlus Bonus product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product. Maintenance charges totaled $97,515 and $75,555 for the years ended December 31, 2002 and 2001, respectively. A surrender charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the years ended December 31, 2002 and 2001, surrender charges totaled $1,696,145 and $745,727, respectively, and are included as a component of surrenders and withdrawals on the statement of changes in net assets.

NOTE E -- SECURITY PURCHASES AND SALES

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investments were:

UNDERLYING FUND                                        DIVISION        PURCHASES               SALES
------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity             1          $       4,895,464      $        590,804
Portfolio
One Group Investment Trust Equity Index Portfolio         2                  1,630,111               884,206
One Group Investment Trust Large Cap Growth               3
Portfolio                                                                    6,459,092               869,550
One Group Investment Trust Mid Cap Value Portfolio        4                  4,372,934             1,269,668
One Group Investment Trust Mid Cap Growth Portfolio       5                  2,377,622             1,257,607
One Group Investment Trust Diversified Mid Cap            6
Portfolio                                                                    1,070,407               463,714
One Group Investment Trust Government Bond                7
Portfolio                                                                   11,178,225             1,907,967
One Group Investment Trust Bond Portfolio                 8                  8,958,459             1,554,018
One Group Investment Trust Balanced Portfolio             9                  2,757,310               997,851
AIM V.I. Premier Equity Fund                              20                 6,676,223             1,272,573
AIM V.I. International Growth Fund                        21                 2,659,828               583,741
Van Kampen LIT Emerging Growth Portfolio               22 & 136              4,588,579             4,184,278
Franklin Small Cap Fund                                   23                   922,270               918,253
Templeton Developing Markets Securities Fund           24 & 115              4,461,372             4,733,980
Oppenheimer High Income Fund/VA                        25 & 114              3,844,472             1,671,642
VALIC Company I Money Market I Fund                    26 & 132             16,494,893            15,223,833
Van Kampen LIT Enterprise Portfolio                       27                   460,692               523,921
VALIC Company I Opportunities Fund                     28 & 151                247,477                70,811
Putnam VT Global Growth Fund                           29 & 149                197,301                71,017
Oppenheimer Main Street Growth & Income Fund/VA          111                 1,766,149             3,018,917
Oppenheimer Capital Appreciation Fund/VA                 112                 1,694,619             1,939,178
Oppenheimer Main Street Small Cap Fund/VA                113                   578,170               749,973
Templeton Foreign Securities Fund                        116                   280,764               492,175
AIM V.I. Capital Appreciation Fund                       117                   447,544             1,035,978
AIM V.I. Diversified Income Fund                         118                   952,858             1,475,798
VALIC Company I Stock Index Fund                         133                 2,008,730             2,976,228

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE E -- SECURITY PURCHASES AND SALES (CONTINUED)


UNDERLYING FUND                                        DIVISION        PURCHASES               SALES
-------------------------------------------------------------------------------------------------------------
VALIC Company I Growth & Income Fund                     134          $        616,638     $       2,936,954
VALIC Company I International Equities Fund              135                   568,642               624,819
VALIC Company I Government Securities Fund               138                 4,338,165             3,840,906
OCCAT Managed Fund                                       139                 1,914,028             5,052,255
Janus Aspen Series Growth Portfolio                      141                   511,673               235,692
Janus Aspen Series International Growth Portfolio        142                 2,643,367             2,509,495
MFS VIT Capital Opportunities Series                     143                   354,912               131,397
VALIC Company I Science & Technology Fund                144                   233,308                72,719
VALIC Company II Mid Cap Value Fund                      145                   935,580               413,810
VALIC Company II Strategic Bond Fund                     146                   961,049               310,945
VALIC Company II High Yield Bond Fund                    147                   245,400                82,846
Putnam VT Voyager Fund II                                148                   284,845               130,735

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE F -- FINANCIAL HIGHLIGHTS

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios as of and for the year ended December 31, 2002.

                                                                                                   AT DECEMBER 31, 2002
                                                                              ------------------------------------------------------
                                                                              UNITS               UNIT VALUE        AVG NET ASSETS
UNDERLYING FUND                                                   DIVISION    (000S)          LOWEST TO HIGHEST          (000S)
------------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio              1             2,346       6.60                      15,946
One Group Investment Trust Equity Index Portfolio                    2               815       6.56                       5,764
One Group Investment Trust Large Cap Growth Portfolio                3             4,257       5.04                      22,738
One Group Investment Trust Mid Cap Value Portfolio                   4             1,435      11.09                      17,247
One Group Investment Trust Mid Cap Growth Portfolio                  5             1,314       8.99                      13,259
One Group Investment Trust Diversified Mid Cap Portfolio             6               364       9.68                       3,811
One Group Investment Trust Government Bond Portfolio                 7             2,707      13.04                      30,216
One Group Investment Trust Bond Portfolio                            8             2,546      12.96                      28,926
One Group Investment Trust Balanced Portfolio                        9             1,087       8.70                       9,573
AIM V.I. Premier Equity Fund                                         20            3,743       5.82                      23,563
AIM V.I. International Growth Fund                                   21            1,523       6.67                      10,680
Van Kampen LIT Emerging Growth Portfolio                          22 & 136         2,296       6.79  to  14.34           27,712
Franklin Small Cap Fund                                              23              404       7.23                       3,577
Templeton Developing Markets Securities Fund                      24 & 115           264       7.02  to   9.09            2,414
Oppenheimer High Income Fund/VA                                   25 & 114         1,315       9.22  to   9.46           12,129
VALIC Company I Money Market I Fund                               26 & 132           761      10.92  to  12.43            8,456
Van Kampen LIT Enterprise Portfolio                                  27              273       5.61                       1,882
VALIC Company I Opportunities Fund                                28 & 151           116       4.08  to   5.77              541
Putnam VT Global Growth Fund                                      29 & 149            81       4.79  to   6.40              409
Oppenheimer Main Street Growth & Income Fund/VA                     111            1,701       7.36  to   8.04           16,338
Oppenheimer Capital Appreciation Fund/VA                            112              986       8.43  to   9.18           10,808
Oppenheimer Main Street Small Cap Fund/VA                           113              363       9.52  to  10.57            4,310
Templeton Foreign Securities Fund                                   116              244       7.51  to   7.92            2,348
AIM V.I. Capital Appreciation                                       117              701       6.96  to   7.86            6,545
AIM V.I. Diversified Income                                         118              366       9.85  to   9.97            4,166
VALIC Company I Stock Index Fund                                    133            1,156       7.08  to  12.69           16,312
VALIC Company I Growth & Income Fund                                134            1,238       7.08  to  10.86           15,893
VALIC Company I International Equities Fund                         135              494       5.72  to   7.44            4,137
VALIC Company I Government Securities Fund                          138            1,693      13.24  to  14.85           23,829
OCCAT Managed Fund                                                  139            1,664       8.25  to  13.50           25,862
Janus Aspen Series Growth Portfolio                                 141              227       4.79  to   4.80            1,245
Janus Aspen Series International Growth Portfolio                   142              119       5.15  to   5.16              704
MFS VIT Capital Opportunities Series                                143              115       4.98  to   4.99              631
VALIC Company I Science & Technology Fund                           144              161       2.78  to   2.79              507
VALIC Company II Mid Cap Value Fund                                 145              218       8.78  to   8.80            1,956
VALIC Company II Strategic Bond Fund                                146              141      11.48  to  11.50            1,362
VALIC Company II High Yield Bond Fund                               147               41       9.72  to   9.74              347
Putnam VT Voyager Fund II                                           148              154       3.98  to   3.99              679


                                                                             FOR THE YEAR ENDED DECEMBER 31, 2002
                                                          -------------------------------------------------------------------------
                                                              INVESTMENT INCOME        EXPENSE RATIO TO           TOTAL RETURN
UNDERLYING FUND                                           RATIO TO AVG NET ASSETS *    AVG NET ASSETS **        LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio            0.00%                     1.15%           -24.65%
One Group Investment Trust Equity Index Portfolio                  0.00%                     1.16%           -23.37%
One Group Investment Trust Large Cap Growth Portfolio              0.00%                     1.16%           -29.30%
One Group Investment Trust Mid Cap Value Portfolio                 0.00%                     1.16%           -13.85%
One Group Investment Trust Mid Cap Growth Portfolio                0.00%                     1.15%           -21.05%
One Group Investment Trust Diversified Mid Cap Portfolio           0.00%                     1.15%           -18.75%
One Group Investment Trust Government Bond Portfolio               0.01%                     1.16%            10.97%
One Group Investment Trust Bond Portfolio                          0.02%                     1.15%             8.72%
One Group Investment Trust Balanced Portfolio                      0.01%                     1.16%           -12.70%
AIM V.I. Premier Equity Fund                                       0.37%                     1.16%           -31.06%
AIM V.I. International Growth Fund                                 0.62%                     1.16%           -16.65%
Van Kampen LIT Emerging Growth Portfolio                           0.35%                     1.37%           -33.50%  to  -33.26%
Franklin Small Cap Fund                                            0.25%                     1.15%           -29.50%
Templeton Developing Markets Securities Fund                       1.53%                     1.33%            -1.64%  to   -1.30%
Oppenheimer High Income Fund/VA                                   10.26%                     1.25%            -3.86%  to   -3.52%
VALIC Company I Money Market I Fund                                1.24%                     1.36%            -0.27%  to    0.08%
Van Kampen LIT Enterprise Portfolio                                0.48%                     1.17%           -30.14%
VALIC Company I Opportunities Fund                                 0.00%                     1.48%           -31.05%  to  -30.81%
Putnam VT Global Growth Fund                                       0.00%                     1.47%           -23.56%  to  -23.29%
Oppenheimer Main Street Growth & Income Fund/VA                    0.77%                     1.50%           -20.02%  to  -19.94%
Oppenheimer Capital Appreciation Fund/VA                           0.61%                     1.50%           -27.96%  to  -27.88%
Oppenheimer Main Street Small Cap Fund/VA                          0.00%                     1.48%           -17.01%  to  -16.93%
Templeton Foreign Securities Fund                                  1.62%                     1.49%           -19.78%  to  -19.70%
AIM V.I. Capital Appreciation                                      0.00%                     1.51%           -25.49%  to  -25.42%
AIM V.I. Diversified Income                                        6.77%                     1.46%             0.77%  to    0.87%
VALIC Company I Stock Index Fund                                   1.15%                     1.49%           -23.60%  to  -23.52%
VALIC Company I Growth & Income Fund                               0.68%                     1.48%           -22.70%  to  -22.62%
VALIC Company I International Equities Fund                        0.34%                     1.47%           -20.01%  to  -19.93%
VALIC Company I Government Securities Fund                         4.08%                     1.45%            10.36%  to   10.47%
OCCAT Managed Fund                                                 2.03%                     1.48%           -18.13%  to  -18.05%
Janus Aspen Series Growth Portfolio                                0.00%                     1.53%           -27.82%  to  -27.75%
Janus Aspen Series International Growth Portfolio                  0.71%                     1.56%           -26.87%  to  -26.80%
MFS VIT Capital Opportunities Series                               0.00%                     1.58%           -30.75%  to  -30.68%
VALIC Company I Science & Technology Fund                          0.00%                     1.58%           -41.11%  to  -41.05%
VALIC Company II Mid Cap Value Fund                                0.26%                     1.48%           -15.25%  to  -15.17%
VALIC Company II Strategic Bond Fund                               6.98%                     1.47%             5.01%  to    5.11%
VALIC Company II High Yield Bond Fund                             10.09%                     1.44%            -3.29%  to   -3.20%
Putnam VT Voyager Fund II                                          0.00%                     1.62%           -30.64%  to  -30.57%


* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.
** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE F -- FINANCIAL HIGHLIGHTS (CONTINUED)

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios as of and for the year ended December 31, 2001.

                                                                                                AT DECEMBER 31, 2001
                                                                                 ---------------------------------------------------
                                                                                 UNITS            UNIT VALUE        AVG NET ASSETS
UNDERLYING FUND                                                     DIVISION     (000S)        LOWEST TO HIGHEST        (000S)
------------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio                 1           1,779       8.76                     12,032
One Group Investment Trust Equity Index Portfolio                       2             711       8.56                      5,527
One Group Investment Trust Large Cap Growth Portfolio                   3           3,319       7.13                     19,140
One Group Investment Trust Mid Cap Value Portfolio                      4           1,264      12.87                     13,177
One Group Investment Trust Mid Cap Growth Portfolio                     5           1,212      11.38                     11,280
One Group Investment Trust Diversified Mid Cap Portfolio                6             309      11.91                      2,936
One Group Investment Trust Government Bond Portfolio                    7           1,918      11.75                     16,547
One Group Investment Trust Bond Portfolio                               8           1,923      11.92                     16,717
One Group Investment Trust Balanced Portfolio                           9             894       9.97                      7,042
AIM V.I. Premier Equity Fund                                           20           2,986       8.45                     20,685
AIM V.I. International Growth Fund                                     21           1,248       8.00                      8,208
Van Kampen LIT Emerging Growth Portfolio                            22 & 136        2,136      10.18  to  21.54          34,557
Franklin Small Cap Fund                                                23             413      10.26                      3,452
Templeton Developing Markets Securities Fund                        24 & 115          299       7.11  to   9.23           2,183
Oppenheimer High Income Fund/VA                                     25 & 114        1,203       9.55  to   9.82           9,729
VALIC Company I Money Market I Fund                                 26 & 132          643      10.91  to  12.45           6,094
Van Kampen LIT Enterprise Portfolio                                    27             285       8.03                      1,960
VALIC Company I Opportunities Fund                                  28 & 151           83       5.92  to   8.34             212
Putnam VT Global Growth Fund                                        29 & 149           60       6.26  to   8.34             161
Oppenheimer Main Street Growth & Income Fund/VA                        111          1,846      10.35  to  10.04          16,750
Oppenheimer Capital Appreciation Fund/VA                               112          1,024      12.74  to  12.53          11,387
Oppenheimer Main Street Small Cap Fund/VA                              113            375      11.47  to  12.72           4,134
Templeton Foreign Securities Fund                                      116            269       9.36  to   9.91           2,776
AIM V.I. Capital Appreciation                                          117            763       9.33  to  10.54           8,034
AIM V.I. Diversified Income                                            118            445       9.77  to   9.89           3,692
VALIC Company I Stock Index Fund                                       133          1,253       9.27  to  16.59          19,209
VALIC Company I Growth & Income Fund                                   134          1,434       9.16  to  14.04          20,588
VALIC Company I International Equities Fund                            135            495       7.16  to   9.29           4,691
VALIC Company I Government Securities Fund                             138          1,711      12.00  to  13.44          21,575
OCCAT Managed Fund                                                     139          1,884      10.08  to  16.47          30,160
Janus Aspen Series Growth Portfolio                                    141            184       6.64  to   6.65             685
Janus Aspen Series International Growth Portfolio                      142             96       7.04  to   7.05             331
MFS VIT Capital Opportunities Series                                   143             82       7.19  to   7.20             283
VALIC Company I Science & Technology Fund                              144            120       4.73  to   4.73             291
VALIC Company II Mid Cap Value Fund                                    145            166      10.36  to  10.37             755
VALIC Company II Strategic Bond Fund                                   146             89      10.93  to  10.95             399
VALIC Company II High Yield Bond Fund                                  147             28      10.05  to  10.06             169
Putnam VT Voyager Fund II                                              148            123       5.73  to   5.74             406

                                                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                                             ---------------------------------------------------------------------
                                                                 INVESTMENT INCOME      EXPENSE RATIO TO        TOTAL RETURN
UNDERLYING FUND                                              RATIO TO AVG NET ASSETS *  AVG NET ASSETS **     LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio                0.51%                  1.16%         -11.65%
One Group Investment Trust Equity Index Portfolio                      0.90%                  1.16%         -13.35%
One Group Investment Trust Large Cap Growth Portfolio                  0.00%                  1.16%         -21.20%
One Group Investment Trust Mid Cap Value Portfolio                     0.68%                  1.16%           3.59%
One Group Investment Trust Mid Cap Growth Portfolio                    0.00%                  1.16%         -11.69%
One Group Investment Trust Diversified Mid Cap Portfolio               0.24%                  1.16%          -5.14%
One Group Investment Trust Government Bond Portfolio                   6.12%                  1.16%           5.81%
One Group Investment Trust Bond Portfolio                              6.86%                  1.16%           7.69%
One Group Investment Trust Balanced Portfolio                          2.73%                  1.16%          -4.68%
AIM V.I. Premier Equity Fund                                           0.16%                  1.16%         -13.58%
AIM V.I. International Growth Fund                                     0.40%                  1.16%         -24.42%
Van Kampen LIT Emerging Growth Portfolio                               0.10%                  1.40%         -32.53%  to   -32.29%
Franklin Small Cap Fund                                                0.38%                  1.16%         -16.23%
Templeton Developing Markets Securities Fund                           0.82%                  1.33%          -9.47%  to   -9.15%
Oppenheimer High Income Fund/VA                                        8.71%                  1.26%           0.43%  to   0.79%
VALIC Company I Money Market I Fund                                    3.45%                  1.38%           2.12%  to   2.49%
Van Kampen LIT Enterprise Portfolio                                    0.20%                  1.17%         -21.34%
VALIC Company I Opportunities Fund                                     0.00%                  1.42%         -31.52%  to   -31.45%
Putnam VT Global Growth Fund                                           7.45%                  1.24%         -30.83%  to   -30.76%
Oppenheimer Main Street Growth & Income Fund/VA                        0.52%                  1.47%         -11.51%  to   -11.43%
Oppenheimer Capital Appreciation Fund/VA                               0.58%                  1.48%         -13.90%  to   -13.81%
Oppenheimer Main Street Small Cap Fund/VA                              0.00%                  1.48%          -1.86%  to   -1.77%
Templeton Foreign Securities Fund                                      3.03%                  1.48%         -17.26%  to   -17.18%
AIM V.I. Capital Appreciation                                          0.00%                  1.48%         -24.44%  to   -24.36%
AIM V.I. Diversified Income                                            7.99%                  1.46%           2.03%  to   2.13%
VALIC Company I Stock Index Fund                                       0.97%                  1.48%         -13.53%  to   -13.44%
VALIC Company I Growth & Income Fund                                   0.68%                  1.48%         -11.43%  to   -11.34%
VALIC Company I International Equities Fund                            2.26%                  1.47%         -23.15%  to   -23.07%
VALIC Company I Government Securities Fund                             5.07%                  1.45%           5.17%  to   5.28%
OCCAT Managed Fund                                                     2.27%                  1.47%          -6.34%  to   -6.25%
Janus Aspen Series Growth Portfolio                                    0.29%                  1.46%         -26.03%  to   -25.96%
Janus Aspen Series International Growth Portfolio                      0.91%                  1.51%         -24.59%  to   -24.51%
MFS VIT Capital Opportunities Series                                   0.00%                  1.41%         -24.64%  to   -24.56%
VALIC Company I Science & Technology Fund                              0.00%                  1.37%         -42.07%  to   -42.01%
VALIC Company II Mid Cap Value Fund                                    0.79%                  1.46%          -3.32%  to   -3.22%
VALIC Company II Strategic Bond Fund                                   8.52%                  1.50%           8.89%  to   9.00%
VALIC Company II High Yield Bond Fund                                 10.65%                  1.18%           4.41%  to   4.52%
Putnam VT Voyager Fund II                                              0.00%                  1.48%         -31.83%  to   -31.76%

* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.
** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                            A. G. SEPARATE ACCOUNT A
                                       OF
                          AIG ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE G -- SUBSEQUENT EVENT

Effective March 31, 2003, The One-Multi Manager Variable Annuity product is no longer being sold by the Company. Consequently, the Company is no longer selling any variable annuity products.